FILE NO. 2-34100
 FIDELITY SYSTEMATIC INVESTMENT PLANS

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

POST-EFFECTIVE AMENDMENT NO. 68
TO
FORM S-6

For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2.

A. EXACT NAME OF TRUST:
FIDELITY SYSTEMATIC INVESTMENT PLANS:

Destiny Plans I: O and Destiny Plans II: O
Destiny Plans I: N and Destiny Plans II: N

B. NAME OF DEPOSITOR:

FIDELITY DISTRIBUTORS CORPORATION

C. COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES:

82 Devonshire Street
Boston, Massachusetts 02109

D. NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICES:

Eric D. Roiter
Fidelity Distributors Corporation
82 Devonshire Street
Boston, Massachusetts 02109

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b)
[ X ] On (November 26, 1999) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(i)
[   ] on (      ) pursuant to paragraph (a)(i)
[   ] 75 days after filing pursuant to paragraph (a)(ii)
[   ] on (      ) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ X ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF REGISTRATION STATEMENT FILE NO. 2-34100

This registration statement comprises the following papers and documents:

                                         PAGE
The Facing Sheet                         1
The Prospectuses consisting of 130 pages 11
The Undertaking of file reports          141
The Signatures                           142
Written Consents of the following persons:
  PricewaterhouseCoopers LLP             143
   Deloitte & Touche LLP                 146
The Exhibits                             147



RECONCILIATION AND TIE OF INFORMATION SHOWN IN FIDELITY SYSTEMATIC INVESTMENT PLANS: DESTINY PLANS I: O AND DESTINY PLANS II: O
PROSPECTUS WITH THAT REQUIRED BY FORM N-8B-2

FORM N-8B-2           CAPTION
ITEM NUMBER           REFERENCE

1(a)                  Front Cover
(b)                   Fidelity Systematic Investment Plans; General
2                     The Sponsor; Back Cover
3                     The Custodian; The Sponsor; Back Cover
4                     Back Cover
5                     General
6(a)                  General; The Custodian
(b)                   General; The Custodian
7                     Not applicable
8                     September 30
9                     Not applicable
10(a)                 How the Fidelity Destiny Plans Can Help You Meet
                      Your Objectives; General
(b)                   Distributions
(c)                   Partial Liquidation of Your Plan; Systematic
                      Withdrawal Program; Your Cancellation and Refund
                      Rights; Terminating Your Plan
(d)                   Partial Liquidation of Your Plan; Systematic
                      Withdrawal Program; Transferring or Assigning
                      Your Rights in a Plan; Your Cancellation and
                      Refund Rights; Terminating Your Plan; Plan
                      Reinstatement; Completed Plans and Exchanges
(e)                   Termination of Your Plan by the Sponsor or
                      Custodian; Partial Liquidation of Your Plan;
                      Plan Reinstatement
(f)                   Your Voting Rights
(g)(1)(2)             Substitution of the Underlying Investment

FORM N-8B-2           CAPTION
ITEM NUMBER           REFERENCE

(3)(4)                The Custodian
(h)(1)(2)             Substitution of the Underlying Investment
(3)(4)                The Custodian
(i)                   Fees and Expenses
11                    Investment Objective of the Funds
12(a)                 Investment Objective of the Funds
(b)                   The Custodian
(c)                   The Custodian
(d)                   Not applicable
(e)                   Not applicable
13(a)(A)(B)           How the Fidelity Destiny Plans Can Help You Meet
                      Your Objectives; Fees and Expenses; Rights of
                      Accumulation; Changing the Face Amount of Your
                      Plan; Extended Investment Option; Your
                      Cancellation and Refund Rights; Terminating Your
                      Plan; Plan Reinstatement; The Custodian; The
                      Sponsor
(C)                   The Sponsor; The Custodian; General
(D)                   How the Fidelity Destiny Plans Can Help You Meet
                      Your Objectives; Fees and Expenses; Rights of
                      Accumulation; Changing the Face Amount of Your
                      Plan; Extended Investment Option; Your
                      Cancellation and Refund Rights; Terminating Your
                      Plan; Plan Reinstatement; The Custodian; The
                      Sponsor
(b)                   Fees and Expenses
(c)                   Fidelity Systematic Investment Plans; How the
                      Fidelity Destiny Plans Can Help You Meet Your
                      Objectives
(d)                   Rights of Accumulation; General
(e);(f)               Not applicable
(g)                   Fees and Expenses; Financial Statements
14                    How to Start a Destiny Plan
15                    How to Start a Destiny Plan; The Custodian; The
                      Sponsor
16                    Investment Objectives of the Funds; The
                      Custodian; The Sponsor
17                    Partial Liquidation of Your Plan; Systematic
                      Withdrawal Program; Your Cancellation and Refund
                      Rights; Terminating Your Plan; Plan
                      Reinstatement; Completed Plans and Exchanges
18(a);(b)             Distributions; The Custodian; The Sponsor
(c)                   Not applicable
(d)                   Not applicable

Form N-8B-2           Caption
ITEM NUMBER           REFERENCE

19                    The Custodian
20(a-c)               Termination of Your Plan by the Sponsor or
                      Custodian; General; The Custodian; Reference is
                      made to the statements in Exhibit A(1) filed
                      herewith.
(d-f)                 Not applicable
21                    Not applicable
22                    Reference is made to the statements in Exhibit
                      A(1) filed herewith.
23                    The Sponsor
24                    Not applicable
25                    The Sponsor
26(a)                 Financial Statements
(b)                   Not applicable
27                    The Sponsor
28                    The Sponsor
29                    The Sponsor
30                    Not applicable
31                    Not applicable
32                    Not applicable
33                    Not applicable
34                    Not applicable
35(A)(B)              General
(C)                   Not applicable
36                    Not applicable
37                    Not applicable
38                    Fidelity Systematic Investment Plans; General;
                      The Sponsor
39                    The Sponsor
40                    Financial Statements
41(a)                 The Sponsor

FORM N-8B-2           CAPTION
ITEM NUMBER           REFERENCE

(b) (c)               Not applicable
42                    The Sponsor
43                    Not applicable
44(a)                 Financial Statements
(b)                   Fees and Expenses; Financial Statements
45                    Not applicable
46(a);(b)             Partial Liquidation of Your Plan; Systematic
                      Withdrawal Plan; Your Cancellation and Refund
                      Rights; Terminating Your Plan; Completed Plans
                      and Exchanges; The Custodian
47                    Investment Objective of the Funds; Substitution
                      of the Underlying Investment; The Custodian; The
                      Sponsor
48                    The Custodian; The Sponsor
49                    Fees and Expenses; The Custodian; The Sponsor;
                      Statement of Operations
50                    Not applicable
51                    Not applicable
52(a)                 Substitution of the Underlying Investment
(b)                   Not applicable
(c)(1)(2)             Substitution of the Underlying Investment
(3)                   Not applicable
(4)(5)                Substitution of the Underlying Investment
(d)                   Not applicable
53                    Taxes
54                    Not applicable
55                    Fees and Expenses
56-59                 Not applicable


RECONCILIATION AND TIE OF INFORMATION SHOWN IN FIDELITY SYSTEMATIC INVESTMENT PLANS: DESTINY PLANS I: N AND DESTINY PLANS II: N
INVESTMENT PLANS PROSPECTUS WITH THAT REQUIRED BY FORM N-8B-2

FORM N-8B-2           CAPTION
ITEM NUMBER           REFERENCE

1(a)                  Front Cover
(b)                   Fidelity Systematic Investment Plans; General
2                     The Sponsor; Back Cover
3                     The Custodian; The Sponsor; Back Cover
4                     Back Cover
5                     General
6(a)                  General; The Custodian
(b)                   General; The Custodian
7                     Not applicable
8                     September 30
9                     Not applicable
10(a)                 How the Fidelity Destiny Plans Can Help You Meet
                      Your Objectives; General
(b)                   Distributions
(c)                   Partial Liquidation of Your Plan; Systematic
                      Withdrawal Program; Your Cancellation and Refund
                      Rights; Terminating Your Plan
(d)                   Partial Liquidation of Your Plan; Systematic
                      Withdrawal Program; Transferring or Assigning
                      Your Rights in a Plan; Your Cancellation and
                      Refund Rights; Terminating Your Plan; Plan
                      Reinstatement; Completed Plans and Exchanges
(e)                   Termination of Your Plan by the Sponsor or
                      Custodian; Partial Liquidation of Your Plan;
                      Plan Reinstatement
(f)                   Your Voting Rights
(g)(1)(2)             Substitution of the Underlying Investment

FORM N-8B-2           CAPTION
ITEM NUMBER           REFERENCE

(3)(4)                The Custodian
(h)(1)(2)             Substitution of the Underlying Investment
(3)(4)                The Custodian
(i)                   Fees and Expenses
11                    Investment Objective of the Funds
12(a)                 Investment Objective of the Funds
(b)                   The Custodian
(c)                   The Custodian
(d)                   Not applicable
(e)                   Not applicable
13(a)(A)(B)           How the Fidelity Destiny Plans Can Help You Meet
                      Your Objectives; Fees and Expenses; Rights of
                      Accumulation; Changing the Face Amount of Your
                      Plan; Extended Investment Option; Your
                      Cancellation and Refund Rights; Terminating Your
                      Plan; Plan Reinstatement; The Custodian; The
                      Sponsor
(C)                   The Sponsor; The Custodian; General
(D)                   How the Fidelity Destiny Plans Can Help You Meet
                      Your Objectives; Fees and Expenses; Rights of
                      Accumulation; Changing the Face Amount of Your
                      Plan; Extended Investment Option; Your
                      Cancellation and Refund Rights; Terminating Your
                      Plan; Plan Reinstatement; The Custodian; The
                      Sponsor
(b)                   Fees and Expenses
(c)                   Fidelity Systematic Investment Plans; How the
                      Fidelity Destiny Plans Can Help You Meet Your
                      Objectives
(d)                   Rights of Accumulation; General
(e);(f)               Not applicable
(g)                   Fees and Expenses; Financial Statements
14                    How to Start a Destiny Plan
15                    How to Start a Destiny Plan; The Custodian; The
                      Sponsor
16                    Investment Objectives of the Funds; The
                      Custodian; The Sponsor
17                    Partial Liquidation of Your Plan; Systematic
                      Withdrawal Program; Your Cancellation and Refund
                      Rights; Terminating Your Plan; Plan
                      Reinstatement; Completed Plans and Exchanges
18(a);(b)             Distributions; The Custodian; The Sponsor
(c)                   Not applicable
(d)                   Not applicable

Form N-8B-2           Caption
ITEM NUMBER           REFERENCE

19                    The Custodian
20(a-c)               Termination of Your Plan by the Sponsor or
                      Custodian; General; The Custodian; Reference is
                      made to the statements in Exhibit A(1) filed
                      herewith.
(d-f)                 Not applicable
21                    Not applicable
22                    Reference is made to the statements in Exhibit
                      A(1) filed herewith.
23                    The Sponsor
24                    Not applicable
25                    The Sponsor
26(a)                 Financial Statements
(b)                   Not applicable
27                    The Sponsor
28                    The Sponsor
29                    The Sponsor
30                    Not applicable
31                    Not applicable
32                    Not applicable
33                    Not applicable
34                    Not applicable
35(A)(B)              General
(C)                   Not applicable
36                    Not applicable
37                    Not applicable
38                    Fidelity Systematic Investment Plans; General;
                      The Sponsor
39                    The Sponsor
40                    Financial Statements
41(a)                 The Sponsor

FORM N-8B-2           CAPTION
ITEM NUMBER           REFERENCE

(b) (c)               Not applicable
42                    The Sponsor
43                    Not applicable
44(a)                 Financial Statements
(b)                   Fees and Expenses; Financial Statements
45                    Not applicable
46(a);(b)             Partial Liquidation of Your Plan; Systematic
                      Withdrawal Plan; Your Cancellation and Refund
                      Rights; Terminating Your Plan; Completed Plans
                      and Exchanges; The Custodian
47                    Investment Objective of the Funds; Substitution
                      of the Underlying Investment; The Custodian; The
                      Sponsor
48                    The Custodian; The Sponsor
49                    Fees and Expenses; The Custodian; The Sponsor;
                      Statement of Operations
50                    Not applicable
51                    Not applicable
52(a)                 Substitution of the Underlying Investment
(b)                   Not applicable
(c)(1)(2)             Substitution of the Underlying Investment
(3)                   Not applicable
(4)(5)                Substitution of the Underlying Investment
(d)                   Not applicable
53                    Taxes
54                    Not applicable
55                    Fees and Expenses
56-59                 Not applicable



Fidelity
Systematic
Investment Plans:
Destiny Plans I:    O
Destiny Plans II:    O

PROSPECTUS
   NOVEMBER 26, 1999

FIDELITY SYSTEMATIC INVESTMENT PLANS:
   DESTINY PLANS I: O AND DESTINY PLANS II: O

    The Destiny Plans are systematic investment plans that allow you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes two Destiny
Plans: Destiny Plans I: O and Destiny Plans II: O (formerly known as Destiny Plans I: Original and Destiny Plans II: Original) (the "Plans"). You may make fixed monthly investments in a Plan for a term of either 10 or 15 years. You may continue to make investments for as long as 25 years. You may invest in one of several monthly investment plan amounts and may make investments of as little as $50 per month. Investments in your Plan are applied to the purchase of Class O shares of one of the Fidelity Destiny Portfolios. Destiny Plans I: O purchases Class O shares of Fidelity Destiny Portfolios: Destiny I, and Destiny Plans II: O purchases Class O shares of Fidelity Destiny
Portfolios: Destiny II (the "Funds").

    The Plans deduct Creation and Sales Charges and certain other fees
from each investment into the Plan. On 10-year     Plans, the Creation
and Sales Charges range from 8.24% on $6,000 Plans ($50 a month) to
0.64% on $1,200,000 Plans    ($10,000 a month) and 9.20% to 0.64% of
the net amount invested, respectively. Total deductions range from
11.66% to     0.66% of the net amount invested, respectively. On
15-year Plans, the Creation and Sales Charges range from 8.67% on $9,000 Plan ($50.00 a month) to 0.61% on $1,800,000 Plans ($10,000 a
month) and from 9.73% to 0.61% of the net    amount invested,
respectively. Total deductions range from 12.20% to 0.63% of the net amount invested, respectively. Class O shares of the Funds are subject to certain annual expenses, including management fees. The Creation and Sales Charges and the other fees and expenses that either you or your Plan will pay are described in the "Fees and Expenses" section, beginning on page 6.

        YOUR PLAN AND YOUR PLAN'S INVESTMENT IN FUND SHARES IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD NOT PURCHASE A PLAN IF YOU ARE SEEKING QUICK PROFITS OR IF YOU MIGHT BE UNABLE TO COMPLETE
THE PLAN.    If you terminate or withdraw from your plan in the early
years of your plan, you may incur a loss because a major portion of the entire creation and sales charges are deducted from your first twelve investments. Your plan does not eliminate the risk involved in the ownership of individual securities, and your plan's value will increase or decrease over time as the result of increases or decreases in the price of the securities owned by the fund. You will incur a loss if you terminate your plan at a time when the value of your plan's shares is less than their cost. Advance payment of any of your monthly investments increases the possibility that a loss may result from early termination. You have the right to a refund of the current value of your investment in Class O shares and the full amount of the Creation and Sales Charges you have paid within 45 days of the purchase of a Plan. You also have a right to a refund of some or all of your Plan investment within 18 months of the purchase of a Plan. These rights are subject to the conditions described in the "Your Cancellation and Refund Rights" section on page 23.

    You do not have to purchase a Plan to make monthly investments in mutual funds. Other mutual funds managed by the Funds' investment adviser have investment objectives similar in many respects to those of the Funds. Your investment in shares of these other funds would be subject to charges that may differ from, and in some cases be less than, those which apply to an investment in the Plans.

    Plans established while this Prospectus is effective are governed by the terms of this Prospectus, including all the rules, rights,
privileges and benefits it describes.     THEREFORE IT IS IMPORTANT
THAT YOU READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.
No salesman, dealer, or other person is authorized by Fidelity Distributors Corporation, Fidelity Systematic Investment Plans, or Fidelity Destiny Portfolios to give any information or make any representation that is not contained in either the prospectus of the plans, the prospectus of Fidelity Destiny Portfolios, or in other printed or written material issued by the sponsor, the plans, or Fidelity Destiny Portfolios. You should only rely upon the information contained in these prospectuses.

   EFFECTIVE DECEMBER 15, 1999, DESTINY PLANS I: O AND DESTINY PLANS
II: O WILL BE CLOSED TO NEW INVESTORS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES
ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER
AGENCY, AND ARE SUBJECT TO RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMIS    SION, NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF    THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS AGAINST THE LAW.
THIS PROSPECTUS IS VALID     ONLY WHEN ACCOMPANIED BY THE CURRENT
PROSPECTUS FOR FIDELITY DESTINY PORTFOLIOS.












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TABLE OF CONTENTS


                                                                      PAGE

FIDELITY SYSTEMATIC                                                   1
INVESTMENT PLANS

TABLE OF CONTENTS                                                     3

HOW THE FIDELITY DESTINY                                              4
PLANS CAN HELP YOU MEET YOUR
OBJECTIVES

INVESTMENT OBJECTIVE OF THE                                           5
FUNDS

HOW TO START A DESTINY PLAN                                           5

                                1.   Tax-Advantaged Retirement        5
                                     Plans

FEES AND EXPENSES                                                     5

                                1.   Creation and Sales Charges       5

                                2.   Custodian Fees and Other         5
                                     Service Charges

KEEPING YOUR PLAN CURRENT                                             19

DOLLAR-COST AVERAGING AND                                             19
DIVERSIFICATION

PLAN FEATURES AND YOUR RIGHTS                                         20
AND PRIVILEGES

                                1.   Automatic Investment Program     20
                                     and Government Allotments

                                2.   Rights of Accumulation           20

                                3.   Distributions                    20

                                4.   Federal Income Tax Withholding   20

                                5.   Your Voting Rights               20

                                6.   Making Advance Investments       20

                                7.   Changing the Face Amount of      20
                                     Your Plan

                                8.   Extended Investment Option       21

                                9.   Partial Liquidation of Your      21
                                     Plan

                                10.  Systematic Withdrawal Program    21

                                11.  Transferring or Assigning        21
                                     Your Rights in a Plan

                                12.  Transfer of Broker               22

                                13.  Your Cancellation and Refund     22
                                     Rights

                                14.  Terminating Your Plan            22

                                15.  Completed Plans and Exchanges    22

                                16.  Plan Reinstatement               22

                                17.  Taxes                            23

                                18.  Termination of Your Plan by      23
                                     the Sponsor or Custodian

SUBSTITUTION OF THE                                                   23
UNDERLYING INVESTMENT

GENERAL                                                               23

THE CUSTODIAN                                                         24

THE SPONSOR                                                           24

ILLUSTRATION OF TWO                                                   24
HYPOTHETICAL DESTINY PLANS

GLOSSARY                                                              30

FINANCIAL STATEMENTS                                                  32

FIDELITY DESTINY PORTFOLIOS                                           F-1
PROSPECTUS



HOW    THE     FIDELITY    DESTINY     PLANS CAN HELP YOU MEET YOUR
OBJECTIVES

    Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Destiny Plans are designed to help. The Plans make it possible for you to build equity over a period of years by investing a modest sum each month in shares of the Destiny Funds.

 The Destiny    Funds are mutual funds, the value of whose shares
are     subject to fluctuations in the values of    their
underlying securities. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares. A Plan offers no assurance against loss in a declining market and does not eliminate
the risk inherent in the    ownership of any security. Terminating the
Plan at a time when the value of the Fund shares you own is less than their cost will result in a loss. You should therefore consider your financial ability to continue and complete a Plan.

 Before opening a Plan you should consider the following:

1.    A Plan represents an agreement among Fidelity Distributors
Corporation (the "Sponsor"), State Street Bank and Trust Company (the "Custodian"), and you (the "Planholder") under which amounts invested, after deduction of the Creation and Sales Charges, are used to purchase shares of the Funds at net asset value.

       2. Investments made through the Plans will not result in direct ownership of shares of the Funds, but rather will represent an interest in a series of a unit investment trust, which will have direct ownership of Class O shares of a Fund. You will have a beneficial interest in the underlying Fund's shares.

          3    .    The Plans charge Creation and Sales Charges,
sometimes called a "front-end load". If you were to terminate your Plan between 45 days and 18 months, the amount of Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 17.2% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the amount of Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 35.1% of your total investments. However, if you complete a 15-year Plan, the maximum Creation and Sales Charge would be no higher than 8.67% of your total investments. Accordingly, a Plan is not suited for short-term investments. See the section called "Fees and Expenses" on page 6.

4. In addition to the Creation and Sales Charges, Planholders must pay additional fees to the Custodian. These fees relieve Planholders of the administrative details associated with the holding of securities. Some investors could perform these services for themselves if they were to purchase and hold the securities directly. An investor should weigh the value of the Custodian services against the cost of the
Custodian Fees before making an invest   ment decision. See the
section called "Fees and Expenses" on page 6.

INVESTMENT OBJECTIVE OF THE FUNDS

    Fidelity Destiny Portfolios is an open-end management investment company, consisting of two separate portfolios, Destiny I and Destiny
II. The Funds are diversified mutual funds, an investment vehicle that pools shareholders' money and invests it in a number of different securities. Each Fund's objective is to seek capital growth.

    The Funds' investments are managed by Fidelity Management &
Research Company (FMR). FMR's principal investment strategies include:

   (solid bullet) Normally investing primarily in common stocks.

   (solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

   (solid bullet) Investing in domestic and foreign issuers.

   (solid bullet) Investing in either "growth" stocks or "value" stocks or both.

   (solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

    The investment objective and principal investment strategies of the Funds are described in the accompanying Fidelity Destiny
Portfolios prospectus, which begins on page 53.

    For more information about the business experience of FMR, see "Fund Management" on page F-18 of the Funds' prospectus.

HOW TO START A DESTINY PLAN

    To start a Plan, you should complete a Plan Application and mail it to the address specified on the application. Your application asks you to choose either a 10-year Plan or a 15-year Plan, and the amount of your monthly investment. You should include a check in the amount of the first monthly investment, made payable to Destiny Plans I: O or Destiny Plans II: O, as the case may be, when you return the completed application to the address on the application. Alternatively, you may establish an Automatic Investment Program or, if you are a member of the military, a government allotment, so that your monthly investments are automatically sent to the Plans. Planholders who elect to fund their accounts under an Automatic Investment Program or government allotment will receive a reduced Custodian Fee of $0.75 per automatic investment. (See "Custodian Fees and Other Service Charges" on page 7, and "Automatic Investment Program and Government Allotments" on page 21.) After your Plan Application and initial investment is received in proper form by the Sponsor, the applicable Creation and Sales Charges, and other fees will be deducted. The balance of your investment will be invested in Class O shares of the Funds, and you will receive a confirmation statement showing the number of whole and fractional shares purchased for your Plan account.

    If you do not establish an Automatic Investment Program or a government allotment, you may send subsequent monthly investments, made payable to Destiny Plans I: O or Destiny Plans II: O, as the case may be, directly to the Custodian, c/o Boston Financial Data Services, Inc. (Boston Financial), at P.O. Box 8300, Boston, Massachusetts 02266-8300. Subsequent investments in your Plan will also be applied toward the purchase of Class O shares of the Funds at the current NAV of Class O after the deduction of any applicable Creation and Sales Charges and other fees.

          1. TAX-ADVANTAGED RETIREMENT PLANS

    The Plans may serve as the investment vehicle for tax-advantaged retirement plans, including individual retirement accounts (IRAs) and qualified money purchase pension and profit sharing plans. However,
the only retirement     plan made available    to the general public
    by    the Funds     is the Fidelity Destiny IRA (which includes
SEP IRAs, traditional IRAs and Roth IRAs). IRA plans can be established through contributions, through a rollover, or through a trustee-to-trustee transfer of IRA assets from another financial institution. These rollovers or transfers may contain assets that originated from an employer-sponsored retirement plan or annual IRA contributions.

 Detailed information concerning the Fidelity Destiny IRA is available from the Sponsor or your representative. This information should be read carefully. The information describes the additional service fees charged for IRAs and describes the federal income tax consequences of establishing an IRA. You may wish to consult with an attorney or tax adviser before establishing a Fidelity Destiny IRA.

 Under the Fidelity Destiny IRA, dividends and distributions will be reinvested automatically in additional Fund shares. You may not establish a new Destiny tax-advantaged retirement plan by changing the registration of an existing Destiny Plan account. The annual maintenance fee charged by the Custodian to each Fidelity Destiny IRA account is $10. This $10 fee will be deducted from Plan shares unless it is paid in advance.

   FEES AND EXPENSES

 Your Plan pays three kinds of fees: Creation and Sales Charges, Custodian Fees and Other Service Charges. Each of these fees is described in more detail below.

    Your Plan also indirectly pays the fees imposed on Class O shares of the Funds, including management fees. Your Plan indirectly pays these fees because it invests in Class O shares of the Funds. For more information about the fees payable by the Funds, see "Fee Table" on page F-6 of the Funds' prospectus.

          1. CREATION AND SALES CHARGES

    You will pay Creation and Sales Charges equal to as much as 50% of your first twelve investments in your Plan. After the first 12 investments, the charge drops to 3.60% or less on each subsequent investment for a 10 year Plan and 5.7% or less on each subsequent investment for a 15-year Plan. The rate (percent) of deductions decreases proportionately as Plan sizes increase. See pages 9 and 13.

    When you have completed a 10-year Plan (120 monthly investments), the Creation and Sales Charges you paid on your investments will amount to as much as 8.24% of your total Plan investments, assuming that you invest in a Plan with the smallest monthly investment of $50 a month ($6,000 Face Amount). The percentage of Creation and Sales Charges for each invested dollar decreases proportionately as Face Amount increases. The Creation and Sales Charges on the largest 10-year plan size, $10,000 a month ($1,200,000 Face Amount), amount to 0.64% of your total Plan investments.

    When you have completed a 15-year Plan (180 monthly investments), the Creation and Sales Charges you paid on your investments will amount to as much as 8.67% of your total Plan investments, assuming a monthly investment amount of $50 a month ($9,000 Face Amount). The Creation and Sales Charges on the largest 15-year plan size, $10,000 a month ($1,800,000 Face Amount), amount to 0.61% of your total Plan investments.

    You have certain cancellation and refund rights, described on page
24. However, these rights are limited, and early termination of your Plan or your inability to complete your Plan may result in your having paid Creation and Sales Charges that represent a substantial percentage of your total investments in your Plan. For example, if you terminate your Plan between 45 days and 18 months after you start your Plan, the Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 17.2% of your total investments made. If you terminate your Plan after 18 months, the Creation and Sales Charges and Custodian Fees that would not be refunded to you could be as much as 35.2% of your total investments made.

          2. CUSTODIAN FEES AND OTHER SERVICE CHARGES

    On minimum sized Plans (10 or 15) years the Custodian Fee is $1.10
per investment. Charges on larger Plans are     proportionately less,
relative to their monthly investment, than Custodian Fees charged on smaller Plans. Accounts established under an Automatic Investment
Program    or a government allotment     after November 29, 1993 will
receive a reduced Custodian Fee of $0.75    per investment (see
"Automatic Investment Program and Government Allotments    "    on
page 23)    . The Custodian Fee charged per account at any one time
may not exceed $5 per investment   , regardless of the number of
investments made    . Thus, if the Planholder submits multiple
investments into one account, such that the aggregate amount would result in a Custodian Fee of more than $5, the fee will instead be deducted at the maximum rate of $5.

 In addition to this fee, the Custodian deducts an annual service charge from dividends and distributions, and if necessary, from principal, as reimbursement for administrative costs. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. For the
fiscal year ended September 30, 1999, the charge was $   5.47     for
Destiny Plans I: O and $   5.52     for Destiny Plans II: O per Plan
account. Subsequent to January 1, 1986, this charge is subject to increases by the Sponsor, in the aggregate not to exceed increases in the Consumer Price Index. For Plans established prior to January 1, 1986 and after October 30, 1982, this service charge cannot exceed $10 per year. For Plans established prior to October 31, 1982, this charge cannot exceed $2 per year.

    You may also pay additional fees to the Custodian for certain services provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial (see "The Custodian" on page 27). These fees are described below:

           COMPLETED PLAN FEE:     An annual fee of $12 or 2/10ths of
1% of the Face Amount of the Plan, whichever is less, will be charged if you have completed your Plan but have elected not to hold Class O
shares of the Fund directly.        (See    "    Completed Plans and
Exchanges" on page    25    .)

           INACTIVE ACCOUNT FEE:     An annual $12 fee will also be
charged to your Plan if you have not completed your Plan and your Plan
is not current.        (See "Keeping Your Plan Current   "     on page
   22    .)

           TERMINATION FEE:     A fee of $2.50 will be charged to your
Plan if you make a complete withdrawal or you terminate your Plan
prior to completion.        (See "Terminating Your Plan" on Page
   25    .)

           RETURNED CHECK FEE:     A fee of $2.50 will be charged to
your Plan for any check or preauthorized check which is    not honored
by the bank on which it is drawn.

           FIDELITY DESTINY IRA MAINTENANCE FEE:     If you have a
Fidelity Destiny IRA, you will be charged an annual $10 maintenance
fee    and certain additional service fees    .        (See
"Tax   -    Advantaged Retirement Plans" on page        .)

        The Custodian deducts these Custodian Fees and Other Service
Charges from your Plan account.    If possible, t    hese fees are
paid first from dividends and distributions   . However    , if
necessary,    these fees may be paid     out of principal from the
proceeds of the sale of Fund shares in your Plan account. The
Custodian has a lien        on your shares to the    extent of these
rights.

    Except as described in this "Fees and Expenses" section, there are currently no other fees or expenses charged against the Plans or Planholder accounts (or deducted from Fund dividends or distributions) to compensate the Custodian or the Sponsor for their services. All other fees or expenses that could otherwise be charged to the Plans and the Planholders (or deducted from Fund dividends or distributions) are being voluntarily paid by the Funds or the Sponsor. Although there is no current intention to do so, the Funds and the Sponsor each reserve the right to cease paying such fees or expenses, and to cause them to be charged against the Plans or the Planholders (or deducted from Fund dividends or distributions).

 The following tables illustrate the effect of the Creation and Sales Charges and Custodian Fees on Plans with different monthly investment amounts and different Plan lengths.

                     ALLOCATION OF INVESTMENTS AND DEDUCTIONS
                                                10-YEAR PLANS
                                                (120 INVESTMENTS)

                    (ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE PLAN)

                                                CREATION AND SALES CHARGES


                    Total Face Amount of Plan  Per Investment 1 thru 12  Per Investment 13 thru 120  Total
Monthly Investment


$ 50.00             $ 6,000.00                 $ 25.00                   $ 1.80                      $ 494.40

 75.00               9,000.00                   37.50                     2.70                        741.60

 100.00              12,000.00                  50.00                     3.60                        988.80

 125.00              15,000.00                  62.50                     4.50                        1,236.00

 150.00              18,000.00                  75.00                     5.40                        1,483.20

 166.66              19,999.20                  83.33                     5.00                        1,539.96

 200.00              24,000.00                  100.00                    4.02                        1,634.16

 250.00              30,000.00                  125.00                    5.00                        2,040.00

 300.00              36,000.00                  150.00                    5.00                        2,340.00

 350.00              42,000.00                  175.00                    4.50                        2,586.00

 400.00              48,000.00                  200.00                    4.00                        2,832.00

 500.00              60,000.00                  225.00                    2.78                        3,000.24

 750.00              90,000.00                  300.00                    2.50                        3,870.00

 1,000.00            120,000.00                 300.00                    5.00                        4,140.00

 1,500.00            180,000.00                 315.00                    6.00                        4,428.00

 2,000.00            240,000.00                 325.00                    7.00                        4,656.00

 2,500.00            300,000.00                 350.00                    8.00                        5,064.00

 5,000.00            600,000.00                 400.00                    11.00                       5,988.00

 10,000.00           1,200,000.00               500.00                    15.56                       7,680.48



                                            ALLOCATION OF INVESTMENTS AND DEDUCTIONS
                                                             10-YEAR PLANS
                                                             (120 INVESTMENTS)

                    (ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE PLAN)

                    CREATION AND SALES CHARGES  CUSTODIAN FEES


                    % of Total Investments  Per Investment  Total(A)  Total Charges(A)(B)  Net Investment in Fund
Monthly Investment                                                                         Shares(C)


$ 50.00              8.24%                  $ 1.10          $ 132.00  $ 626.40             $ 5,373.60

 75.00               8.24                    1.25            150.00    891.60               8,108.40

 100.00              8.24                    1.50            180.00    1,168.80             10,831.20

 125.00              8.24                    1.50            180.00    1,416.00             13,584.00

 150.00              8.24                    1.50            180.00    1,663.20             16,336.80

 166.66              7.70                    1.50            180.00    1,719.96             18,279.24

 200.00              6.81                    1.50            180.00    1,814.16             22,185.84

 250.00              6.80                    1.50            180.00    2,220.00             27,780.00

 300.00              6.50                    1.50            180.00    2,520.00             33,480.00

 350.00              6.16                    1.50            180.00    2,766.00             39,234.00

 400.00              5.90                    1.50            180.00    3,012.00             44,988.00

 500.00              5.00                    1.50            180.00    3,180.24             56,819.76

 750.00              4.30                    1.50            180.00    4,050.00             85,950.00

 1,000.00            3.45                    1.50            180.00    4,320.00             115,680.00

 1,500.00            2.46                    1.50            180.00    4,608.00             175,392.00

 2,000.00            1.94                    1.50            180.00    4,836.00             235,164.00

 2,500.00            1.69                    1.50            180.00    5,244.00             294,756.00

 5,000.00            1.00                    1.50            180.00    6,168.00             593,832.00

 10,000.00           0.64                    1.50            180.00    7,860.48             1,192,139.52



                    ALLOCATION OF INVESTMENTS AND DEDUCTIONS
                           10-YEAR PLANS
                           (120 INVESTMENTS)

                    (ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE PLAN)

                    % OF TOTAL CHARGES


                    To Total Investments(C)  To Net Investments in Fund
Monthly Investment                           Shares(C)


$ 50.00              10.44%                   11.66%

 75.00               9.91                     11.00

 100.00              9.74                     10.79

 125.00              9.44                     10.42

 150.00              9.24                     10.18

 166.66              8.60                     9.41

 200.00              7.56                     8.18

 250.00              7.40                     7.99

 300.00              7.00                     7.53

 350.00              6.59                     7.05

 400.00              6.28                     6.70

 500.00              5.30                     5.60

 750.00              4.50                     4.71

 1,000.00            3.60                     3.73

 1,500.00            2.56                     2.63

 2,000.00            2.02                     2.06

 2,500.00            1.75                     1.78

 5,000.00            1.03                     1.04

 10,000.00           0.66                     0.66


NOTES:

(A) Does not include    the     annual $12    Completed Plan or
Inactive Account     Fee   s    , payable to the Custodian first from
dividends and distributions and then, if necessary, from principal.
Plans established under an Automatic Investment Program    or a
government allotment after November 29, 1993,     will pay a reduced
Custodian Fee of $0.75 per automatic investment. See "Custodian Fees
   and Other Service Charges    " on page        .

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by prorating each Plan's annual
administrative costs over the total number of Plan accounts.    In
general, f    or the fiscal year ended September 30, 1999, the charge
was $   5.47     for Destiny Plans I: O and $   5.52     for Destiny
Plans II: O per Plan account.    See "Custodian Fees and Other Service
Charges    "    on page .

(C) "Investment" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.


                     ALLOCATION OF INVESTMENTS AND DEDUCTIONS
                              15-YEAR PLANS
                            (180 INVESTMENTS)
             (ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE PLAN)

                                                CREATION AND SALES CHARGES


                    Total Face Amount of Plan  Per Investment 1 thru 12  Per Investment 13 thru 180  Total
Monthly Investment


$ 50.00             $  9,000.00                $ 25.00                   $  2.86                     $  780.48

 75.00               13,500.00                  37.50                     4.06                        1,132.08

 100.00              18,000.00                  50.00                     5.41                        1,508.88

 125.00              22,500.00                  62.50                     6.76                        1,885.68

 150.00              27,000.00                  75.00                     5.70                        1,857.60

 166.66              29,998.80                  83.33                     6.33                        2,063.40

 200.00              36,000.00                  100.00                    7.43                        2,448.24

 250.00              45,000.00                  125.00                    9.29                        3,060.72

 300.00              54,000.00                  150.00                    5.04                        2,646.72

 350.00              63,000.00                  175.00                    5.31                        2,992.08

 400.00              72,000.00                  200.00                    3.80                        3,038.40

 500.00              90,000.00                  225.00                    5.36                        3,600.48

 750.00              135,000.00                 300.00                    8.70                        5,061.60

 1,000.00            180,000.00                 300.00                    15.54                       6,210.72

 1,500.00            270,000.00                 315.00                    17.52                       6,723.36

 2,000.00            360,000.00                 325.00                    18.57                       7,019.76

 2,500.00            450,000.00                 350.00                    20.26                       7,603.68

 5,000.00            900,000.00                 400.00                    25.00                       9,000.00

 10,000.00           1,800,000.00               500.00                    29.64                       10,979.52



                     ALLOCATION OF INVESTMENTS AND DEDUCTIONS
                                15-YEAR PLANS
                               (180 INVESTMENTS)
(ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE PLAN)

                CREATION AND SALES CHARGES  CUSTODIAN FEES


                    % of Total Investments  Per Investment  Total(A)  Total Charges(A)(B)  Net Investment in Fund
Monthly Investment                                                                         Shares(C)


$ 50.00              8.67%                  $  1.10         $ 198.00  $ 978.48             $ 8,021.52

 75.00               8.39                    1.25            225.00    1,357.08             12,142.92

 100.00              8.38                    1.50            270.00    1,778.88             16,221.12

 125.00              8.38                    1.50            270.00    2,155.68             20,334.32

 150.00              6.88                    1.50            270.00    2,127.60             24,872.40

 166.66              6.88                    1.50            270.00    2,333.40             27,665.40

 200.00              6.80                    1.50            270.00    2,718.24             33,281.76

 250.00              6.80                    1.50            270.00    3,330.72             41,669.28

 300.00              4.90                    1.50            270.00    2,916.72             51,083.28

 350.00              4.75                    1.50            270.00    3,262.08             59,737.92

 400.00              4.22                    1.50            270.00    3,308.40             68,691.60

 500.00              4.00                    1.50            270.00    3,870.48             86,129.52

 750.00              3.75                    1.50            270.00    5,331.60             129,668.40

 1,000.00            3.45                    1.50            270.00    6,480.72             173,519.28

 1,500.00            2.49                    1.50            270.00    6,993.36             263,006.64

 2,000.00            1.95                    1.50            270.00    7,289.76             352,710.24

 2,500.00            1.69                    1.50            270.00    7,873.68             442,126.32

 5,000.00            1.00                    1.50            270.00    9,270.00             890,730.00

 10,000.00           0.61                    1.50            270.00    11,249.52            1,788,750.48



                    ALLOCATION OF INVESTMENTS AND DEDUCTIONS
                              15-YEAR PLANS
                            (180 INVESTMENTS)
(ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE PLAN)

                      % OF TOTAL CHARGES


                    To Total Investments(C)  To Net Investments in Fund
Monthly Investment                           Shares(C)




$ 50.00              10.87%                   12.20%

 75.00               10.05                    11.18

 100.00              9.88                     10.97

 125.00              9.58                     10.60

 150.00              7.88                     8.55

 166.66              7.78                     8.43

 200.00              7.55                     8.17

 250.00              7.40                     7.99

 300.00              5.40                     5.71

 350.00              5.18                     5.46

 400.00              4.60                     4.82

 500.00              4.30                     4.49

 750.00              3.95                     4.11

 1,000.00            3.60                     3.73

 1,500.00            2.59                     2.66

 2,000.00            2.02                     2.07

 2,500.00            1.75                     1.78

 5,000.00            1.03                     1.04

 10,000.00           0.62                     0.63


NOTES:

(A) Does not include

   the     annual $12    Completed Plan or
Inactive Account Fees,     payable to the Custodian first from
dividends and distributions and then, if necessary, from principal.
Plans established under an Automatic Investment Program    or a
government allotment after November 23, 1993,     will pay a reduced
Custodian Fee of $0.75 per automatic investment. See    "Custodian
Fees and Other Service Charges" on page

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by prorating each Plan's annual
administrative costs over the total number of Plan accounts.    In
general, f    or the fiscal year    ended September 30, 1999, the
charge was $5.47 for Destiny Plans I: O and $5.52 for Destiny Plans
II: O per Plan     account.    See "Custodian Fees and Other Service
Charges" on page .

          (C) "Investment" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.


                                             TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
                                   EXTENDED INVESTMENT OPTION OF 120 ADDITIONAL INVESTMENTS IS USED
                             (PLEASE SEE PAGE    24     FOR A DESCRIPTION OF THE EXTENDED INVESTMENT OPTION.)
                            (ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE
                                                     EXTENDED INVESTMENT OPTION)

CREATION AND SALES CHARGES  CUSTODIAN FEES  % OF TOTAL CHARGES


Monthly Investment  Total Face Amount of Plan                              Creation and Sales Charges as  Custodian
                                                                                                          Fees(A)(B)
                                               Creation and Sales Charges  % of Total Investments


$  50.00            $  15,000.00               $  1,123.68                  7.49%                         $ 330.00

 75.00               22,500.00                  1,619.28                    7.20                           375.00

 100.00              30,000.00                  2,158.08                    7.19                           450.00

 125.00              37,500.00                  2,696.88                    7.19                           450.00

 150.00              45,000.00                  2,541.60                    5.65                           450.00

 166.66              49,998.00                  2,823.00                    5.65                           450.00

 200.00              60,000.00                  3,339.84                    5.57                           450.00

 250.00              75,000.00                  4,175.52                    5.57                           450.00

 300.00              90,000.00                  3,251.52                    3.61                           450.00

 350.00              105,000.00                 3,629.28                    3.46                           450.00

 400.00              120,000.00                 3,494.40                    2.91                           450.00

 500.00              150,000.00                 4,243.68                    2.83                           450.00

 750.00              225,000.00                 6,105.60                    2.71                           450.00

 1,000.00            300,000.00                 8,075.52                    2.69                           450.00

 1,500.00            450,000.00                 8,825.76                    1.96                           450.00

 2,000.00            600,000.00                 9,248.16                    1.54                           450.00

 2,500.00            750,000.00                 10,034.88                   1.34                           450.00

 5,000.00            1,500,000.00               12,000.00                   1.80                           450.00

 10,000.00           3,000,000.00               14,536.32                   0.48                           450.00



                                         TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
                                EXTENDED INVESTMENT OPTION OF 120 ADDITIONAL INVESTMENTS IS USED
                       (PLEASE SEE PAGE    24     FOR A DESCRIPTION OF THE EXTENDED INVESTMENT OPTION.)
                      (ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE
                                                      EXTENDED INVESTMENT OPTION)

                                CUSTODIAN FEES                             % OF TOTAL CHARGES


Monthly Investment  Total Charges(A)(B)  Net Investment in Fund  To Total Investments(C)  To Net Investments in Fund
                                         Shares(C)                                        Shares(C)


$  50.00            $  1,453.68          $  13,546.32             9.69%                    10.73%

 75.00               1,994.28             20,505.72               8.86                     9.73

 100.00              2,608.08             27,391.92               8.69                     9.52

 125.00              3,146.88             34,353.12               8.39                     9.16

 150.00              2,991.60             42,008.40               6.65                     7.12

 166.66              3,273.00             46,725.00               6.55                     7.00

 200.00              3,789.84             56,210.16               6.32                     6.74

 250.00              4,625.52             70,374.48               6.17                     6.57

 300.00              3,701.52             86,298.48               4.11                     4.29

 350.00              4,079.28             100,920.72              3.89                     4.04

 400.00              3,944.40             116,055.60              3.29                     3.40

 500.00              4,693.68             145,306.32              3.13                     3.23

 750.00              6,555.60             218,444.40              2.91                     3.00

 1,000.00            8,525.52             291,474.48              2.84                     2.92

 1,500.00            9,275.76             440,724.24              2.06                     2.10

 2,000.00            9,698.16             590,301.84              1.62                     1.64

 2,500.00            10,484.88            739,515.12              1.40                     1.42

 5,000.00            12,450.00            1,487,550.00            0.83                     0.84

 10,000.00           14,986.32            2,985,013.68            0.50                     0.50


NOTES:
(A) Does not include    the     annual $12    Completed Plan or
Inactive Account Fees,     payable to the Custodian first from
dividends and distributions and then, if necessary, from principal.
Plans established under an Automatic Investment Program    or a
government allotment after November 23, 1993,     will pay a reduced
Custodian Fee of $0.75 per automatic investment. See    "Custodian
Fees and Other Service Charges" on page .

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating each Plan's annual
administrative costs over the total number of Plan accounts.    In
general, f    or the fiscal    year ended September 30, 1999, the
charge was $5.47 for Destiny Plans I: O and $5.52 for Destiny Plans
II: O per Plan     account.    See "Custodian Fees and Other Service
Charges" on page .

          (C) "Investment" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

                                A $50 MONTHLY INVESTMENT PLAN
                             (ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE PLAN)


                               AT THE END OF YOUR PLAN*                                      AT THE END OF 6 MONTHS  (6
                                                                                             INVESTMENTS)


                               AMOUNT                         % OF TOTAL INVESTMENTS         AMOUNT

10 YEARS (120 INVESTMENTS)

Total Investments              $ 6,000.00                        100.00%                     $ 300.00
Deduct:
Creation and Sales Charge          494.40                          8.24                        150.00
Custodian Fees                     132.00                          2.20                          6.60
Total Deductions (A)               626.40                         10.44                        156.60
Net Amount Invested under
Plans                            5,373.60                         89.56                        143.40

15 YEARS (180 INVESTMENTS)

Total Investments              $ 9,000.00                        100.00%                     $ 300.00
Deduct:
Creation and Sales Charge          780.48                          8.67                        150.00
Custodian Fees                     198.00                          2.20                          6.60
Total Deductions (A)               978.48                         10.87                        156.60
Net Amount Invested under
Plans                            8,021.52                         89.13                        143.40

25 YEARS (300 INVESTMENTS)

Total Investments              $15,000.00                        100.00%                     $ 300.00
Deduct:
Creation and Sales Charge        1,123.68                          7.49                        150.00
Custodian Fees                     330.00                          2.20                          6.60
Total Deductions (A)             1,453.68                          9.69                        156.60
Net Amount Invested under
Plans                           13,546.32                         90.31                        143.40



                                A $50 MONTHLY INVESTMENT PLAN
                             (ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS OF THE PLAN)


                               AT THE END OF 6 MONTHS
                               (6 INVESTMENTS)           AT THE END OF 1 YEAR  (12
                                                         INVESTMENTS)


                               % OF TOTAL INVESTMENTS    AMOUNT                     % OF TOTAL INVESTMENTS

10 YEARS (120 INVESTMENTS)

Total Investments               100.00%                  $ 600.00                    100.00%
Deduct:
Creation and Sales Charge        50.00                     300.00                     50.00
Custodian Fees                    2.20                      13.20                      2.20
Total Deductions (A)             52.20                     313.20                     53.20
Net Amount Invested under
Plans                            47.80                     286.80                     47.80

15 YEARS (180 INVESTMENTS)

Total Investments               100.00%                  $ 600.00                     100.00%
Deduct:
Creation and Sales Charge        50,00                     300.00                      50.00
Custodian Fees                    2.20                      13.20                       2.20
Total Deductions (A)             52.20                     313.20                      52.20
Net Amount Invested under
Plans                            47.80                     286.80                      47.80

25 YEARS (300 INVESTMENTS)

Total Investments               100.00%                  $ 600.00                      100.00%
Deduct:
Creation and Sales Charge        50.00                     300.00                       50.00
Custodian Fees                    2.20                      13.20                        2.20
Total Deductions (A)             52.20                     313.20                       52.20
Net Amount Invested under
Plans                            47.80                     286.80                       47.80



A $50 MONTHLY INVESTMENT PLAN
(ASSUMING THAT ALL INVESTMENTS ARE MADE IN ACCORDANCE WITH THE TERMS
OF THE PLAN)


                               AT THE END OF 2 YEARS  (24
                               INVESTMENTS)

                               AMOUNT                       % OF TOTAL INVESTMENTS


10 YEARS (120 INVESTMENTS)

Total Investments              $1,200.00                    100.00%
Deduct:
Creation and Sales Charge         321.60                     26.80
Custodian Fees                     26.40                      2.20
Total Deductions (A)              348.00                     29.00
Net Amount Invested under
Plans                             852.00                     71.00

15 YEARS (180 INVESTMENTS)

Total Investments              $1,200.00                    100.00%
Deduct:
Creation and Sales Charge         334.32                     27.86
Custodian Fees                     26.40                      2.20
Total Deductions (A)              360.72                     30.06
Net Amount Invested under
Plans                             839.28                     69.94

25 YEARS (300 INVESTMENTS)

Total Investments              $1,200.00                    100.00%
Deduct:
Creation and Sales Charge         334.32                     27.86
Custodian Fees                     26.40                      2.20
Total Deductions (A)              360.72                     30.06
Net Amount Invested under
Plans                             839.28                     69.94


   * Assuming completion of your Plan.

NOTES:

(A) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating each Plan's annual
administrative costs over the total number of Plan accounts.    In
general, f    or the fiscal    year ended September 30, 1999, the
charge was $5.47 for Destiny Plans I: O and $5.52 for Destiny Plans
II: O per Plan account. See "Custodian Fees and Other Service Charges" on page .

   (B)  The 25-year (300 investments) schedule reflects the charges
applicable to a 15-year Plan which is continued under     the Extended
Investment Option. It does not include the reduced Custodian Fee rate
of $0.75 per automatic investment for    Plans established under an
Automatic Investment Program or a government allotment, as described on page 23. The Custodian Fee may be increased as set forth in "Custodian Fees and Other Service Charges" on page .

 Dividends and distributions received on Fund shares during the periods shown above have not been included or reflected in any way in the amounts shown in the table.

 After the first 12 investments, the Creation and Sales Charges deducted from any investment will not exceed 3.73% of the net investment in Fund shares in the case of a 10-year Plan and 6.07% of the net investment in Fund shares in the case of a 15-year Plan
(before deduction of Custodian Fee).

 The amounts shown are subject to an additional    Termination Fee
of $2.50 (plus transfer taxes, if any) if the Plan is terminated prior to completion of all Plan investments.

KEEPING YOUR PLAN CURRENT

    Your Plan calls for monthly investments for a period of either 10 or 15 years, with the option of extending a 15-year Plan for another 10 years. You are not likely to realize the full benefit of your Plan unless you complete your Plan. You should carefully consider your ability to make monthly investments for the length of time required to complete your Plan before you start a Plan. The Plans offer an Automatic Investment Program to assist you in making your monthly investments. (See "Automatic Investment Program and Government Allotments" on page 23)

    If you stop making monthly investments, your ability to benefit from dollar-cost averaging will be reduced. (See "Dollar-Cost Averaging and Diversification" below.) If you stop making monthly investments and have not made any of your monthly investments in advance of their due date, your Plan will no longer be current. An inactive account fee of $12 is charged annually if you have not completed your Plan and no investment has been made for a 12-month period, after giving credit for any prepayment of monthly investments that you may have made. This fee is deducted from dividends and distributions or, if these are not sufficient, the Custodian has the right to obtain the amount needed to pay its fee by selling Fund shares from your Plan account.

    Under current policy, one investment is required during each 6-month period of the calendar year to prevent the Plan from being in default. Your Plan may be terminated by the Sponsor or the Custodian if it is in default. (See "Termination of Your Plan by the Sponsor or Custodian" on page 26.)

   DOLLAR-COST AVERAGING AND DIVERSIFICATION

    The Destiny Plans were created to utilize the investing method of dollar-cost averaging. Dollar-cost averaging is a strategy of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. In the Destiny Plans, you invest a fixed amount on a monthly basis. Your monthly investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high. The benefit of this method is that, over time, the average cost of your shares will be lower than the average price of those shares. Dollar-cost averaging does not assure a profit or guard against a loss. If you sell your Fund shares when their value is less than their cost, you will incur a loss.

    Diversification can help you manage the investment risk by decreasing the volatility of a portfolio of securities. The Destiny Funds are diversified, which means that the Funds invest in a number of different securities.

   PLAN FEATURES AND YOUR RIGHTS AND PRIVILEGES

       1. AUTOMATIC INVESTMENT PROGRAM AND GOVERNMENT
ALLOTMENT   S

    To encourage and assist you in making monthly investments, and to eliminate the burden of writing a check every month, you may arrange to have your investments made automatically by establishing an Automatic Investment Program or, if you are a member of the military, a government allotment.

    To initiate an Automatic Investment Program, you should complete a Preauthorized Check Transaction Form, attach a voided blank check, and send it to Boston Financial at least 15 days before the date the Automatic Investment Program is to go into effect. Boston Financial will then draft your bank account each month in the amount of the monthly Plan investment amount. Members of the military may initiate a government allotment by completing the appropriate government allotment form.

    You may change your Automatic Investment Program at any time by giving written notice to Boston Financial at least 15 days before the date on which the change is to go into effect. You may terminate your Automatic Investment Program at any time by giving written notice to Boston Financial at least 5 days before the date of the next scheduled draft. You may change or terminate a government allotment at any time by giving notice to your government disbursing office.

   2. RIGHTS OF ACCUMULATION

    You may qualify to pay lower Creation and Sales Charges on any new Plans that you purchase, or on existing Plans where you increase the Face Amount, by aggregating their Face Amounts with the Face Amounts of any current Plans that are registered to you or your immediate family. Further, when you purchase a new Plan, or increase the Face Amount of an existing Plan, you may also qualify to reduce the Creation and Sales Charges you pay on future investments into any existing individual IRA Plans that are already at the $166.66 per month investment size, and which are registered to you or your immediate family. 10-year and 15-year plans may not be combined for purposes of taking advantage of these rights of accumulation.

    To use this privilege, you or your investment professional must notify the Sponsor in writing that you wish to aggregate the Face Amounts of each of the Plans that qualify for rights of accumulation for the purpose of determining the applicable Creation and Sales Charges. The applications for each new Plan that you are purchasing must be submitted at the same time that you send your notice.

    Each Plan that you already own must be current at the time you send your notice. For rights of accumulation, a Plan is considered to be current if:

   (solid bullet) It has been completed and not redeemed;

   (solid bullet) It has not been completed, but has at least as many investments recorded as there are months elapsed since establishment or since being increased; or

   (solid bullet) It is a qualified retirement plan, including an IRA.

   If one or more of the Plans, other than a qualified retirement plan, that are combined to take advantage of this privilege subsequently stops making monthly investments and is no longer current, the remaining Creation and Sales Charges will be recalculated to reflect the charges applicable to the Plan or Plans that remain current.

    You may only combine Plans that are registered to you, your spouse, your children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. For the purpose of this privilege, a single fiduciary account includes a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code, and a trust estate or fiduciary account may have more than one beneficiary. This privilege is not available to any group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for that group of individuals.

       3. DISTRIBUTIONS

 Unless you direct otherwise, all dividends and other distributions,
after applicable deductions, are automatically    used to purchase
additional Class O shares of the Fund at NAV as of the record date for the distribution. No sales charge is made on any reinvestment of dividends or other distributions.

    You must instruct Boston Financial in writing if you wish to receive the dividends and other distributions in cash rather than additional shares. Your instructions must be received at least seven days before the record date of a dividend or distribution. You may change these instructions at any time. Distributions on Fidelity
Destiny IRAs are     automatically reinvested unless the Planholder is
age 59 1/2 or older.

 Dividends and other distributions are made on a per-share basis.
After every distribution, the value of a share    drops by the amount
of the distribution. If you make an investment shortly before the ex-dividend date of the dividend or distribution, you will pay a price for the shares that includes the amount of the dividend or distribution. This is called "buying a dividend". Dividends and distributions, if declared, are normally paid annually by each Fund, and may be taxable to you. (See "Taxes" on page 26.)

          4. FEDERAL INCOME TAX WITHHOLDING

    Boston Financial can withhold 28% of any dividend or other distribution paid by the Funds and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe on the dividend or distribution. If you choose to authorize
this withholding,     the number of Fund shares purchased with the
remainder of the dividend or distribution will be less than would otherwise have been the case.

    Withholding is available only if your Plan reinvests dividends and other distributions. It is not available for tax-advantaged retirement plans, including Fidelity Destiny IRAs. The withholding option can be started by submitting a Tax Withholding Form, which is included with your Plan Application, to Boston Financial at least 30 days before the option is to take effect. Once started, the withholding option will remain in effect until you notify Boston Financial in writing to end the withholding.

       5. YOUR VOTING RIGHTS

 You will receive a notice at least 15 days before any matter is
submitted to a vote of the shareholders of    the Funds.     The
Custodian will vote on these matters according to your instructions. In the absence of instructions on how you wish to vote, the Custodian will vote all the votes of the Plans in the same proportion as it
   votes     the    shares     for    which it has received
instructions from other Planholders in your Plan. The number of votes you are entitled to is based upon the dollar value of your investment. If you wish to attend a meeting at which shares may be voted, you may request Boston Financial to furnish a proxy or otherwise make arrangements for exercising your voting rights.

       6. MAKING ADVANCE INVESTMENTS

   If you wish to complete your plan ahead of schedule, you may make up to 24 investments (including your regular monthly investments) in each calendar year. You may also make advance investments in lump sum amounts, but these lump sum investments may not exceed 24 investments in total over the life of your Plan. These prepayment rules may be waived for a transfer or rollover of an IRA or tax-qualified retirement plan into a Destiny tax-qualified retirement plan, or in the event of your death to allow your Plan to be completed at one time by your estate or beneficiary. Monthly investments may also be paid in lump sum amounts to make a Plan that is in arrears current. You pay the same Creation and Sales Charges when you make advance investments.

          7. CHANGING THE FACE AMOUNT OF YOUR PLAN

    You may increase the Face Amount of your Plan at any time. This is called making a Face Change to your Plan. You may choose a new Face Amount that is one of the monthly investment amounts shown on pages , and . Within 12 months of the time you open a new Plan, you may decrease your Face Amount by as much as 50%. Within 12 months of the time you increase the Face Amount of your Plan, you may decrease your Face Amount back to an amount not lower than the Plan's previous Face Amount. You must send your request for a change in the Face Amount of a Plan to Boston Financial or your representative along with a completed Plan Application for the new Face Amount.

    Whether you increase or decrease your Face Amount, a change in the Face Amount does not create new cancellation and refund rights. However, your Plan will be subject to the fees and deductions applicable to Plans of the same Face Amount opened at the time that you change the Face Amount of your Plan, as described in the then currently effective prospectus. The Creation and Sales Charges you have already paid on your existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on your Plan, if any, at the time you change the Face Amount of your Plan. Any additional Creation and Sales Charges due on your Plan will be paid by liquidating Fund shares held by your Plan.

       8. EXTENDED INVESTMENT OPTION

    If you purchase a 15-year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments, automatically activating the Extended Investment Option. If you purchase a 10-year Plan, you must first change the Face Amount of your Plan to that of a 15-year Plan and complete that Plan before activating the Extended Investment Option. You may make as many as 120 additional monthly investments. Your additional investments are subject to the same deductions (with the exception of the Custodian
Fee) as your last scheduled investment. The Custodian     reserves the
right to increase the Custodian Fee applicable to this period to the rate then being charged for new Plans of the same Plan size. In no case, however, will this new rate be more than 75% higher than the
Custodian Fees detailed in this    Prospectus. Your Extended
Investment Option will end after your 300th monthly Plan investment.

 If you stop making investments under the Extended Investment Option, and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan. If the Extended Investment Option expires either through failure to make the required monthly investments, or because you have given written notice of termination to Boston Financial, or for any other reason, the Custodian has the right to increase its fees to the rates currently being charged for new Plans of the same Face Amount. In no case, however, will this new rate be more than 75% higher than the annual rate being charged your Plan at the time.

          9. PARTIAL LIQUIDATION OF YOUR PLAN

    Normally, if you redeem all of your Plan shares, your Plan will terminate. However, you may sell less than all of your Plan shares without terminating your Plan. If you have owned your Plan for at least 45 days, you may direct the Custodian, as agent, to sell up to 90% of the value of your Plan shares, expressed in dollars, and to pay you the proceeds. You may make partial liquidations as often as you desire. Any partial sale of shares and cash withdrawal must involve at least $100.

    If your partial liquidation results in a cash withdrawal of more than $100,000, if the proceeds are to be sent to an address other than the address of record, or if the proceeds are to be paid to someone other than the record owner of the account, a signature guarantee is required. A signature guarantee is also required if you have changed your address within 30 days of your partial liquidation request. A signature guarantee is a widely accepted way to protect you and Fidelity by guaranteeing the signature that appears on your request. A signature guarantee may not be provided by a notary public. The Custodian will accept signature guarantees from banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers,
credit     unions (if authorized under state law), national securities
exchanges, registered securities associations, clearing    agencies
and savings associations. Your partial liquidation request should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your request must be signed and any required signature guarantee must be received in proper order before any withdrawals or liquidations can be executed.

 You may also make partial liquidations by telephone by calling
1-800-225-5270, as long as you are not withdrawing more than $100,000 from your Plan and your request does not require a signature guarantee. You may not make a partial liquidation by telephone from a Destiny tax-advantaged retirement plan.

    The redemption price for the partial liquidation will be the next determined NAV after your request is accepted. Partial liquidation requests must be made by 4:00 p.m. Eastern time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds of a partial liquidation within seven calendar days from the time Boston Financial accepts the request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days).

    You may realize a capital gain or loss for federal income tax purposes on partial liquidations. If assets from a Fidelity Destiny IRA are distributed directly to you, you will be responsible for any income taxes due on the distribution and, if you are under the age of 59 1/2, you may be subject to an early distribution penalty if those assets are not reinvested into another IRA within 60 days of receipt of the distribution. You may also be liable for any transfer or other taxes that may be incurred on any partial liquidation or replacement.

    If you make a partial liquidation of some of your Plan shares, you may, but are not obligated to, replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 90 days from the date of the original sale. If you own a Fidelity Destiny IRA, you may replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 45 days from the date of the original sale.

    You may replace Plan shares at any time after 90 days, and the replacement need not be made in one transaction. However, the amount of any repurchase of shares following a partial liquidation must be at least 25% of the amount liquidated or $500, whichever is less. Replacements of partial liquidations should be clearly identified to distinguish them from additional investments. The Custodian or Boston Financial may require additional documentation. Your replacement will be applied to the purchase of Fund shares at the next determined NAV. Partial liquidations and replacements do not affect the total number of monthly investments to be made or the unpaid balance of monthly investments.

    The partial liquidation and replacement privileges are intended to facilitate the temporary use of funds invested in your Plan for emergency purposes. The Sponsor reserves the right to limit the number of transactions you may use to replace a partial liquidation and to impose such additional restrictions as, in its judgment, are necessary
to conform     with the requirements of Rule 2830 of the Rules of the
Association of the National Association of Securities Dealers, Inc.
(NASD).

          10. SYSTEMATIC WITHDRAWAL PROGRAM

    When you have completed your Plan, you may choose to start a Systematic Withdrawal Program. If you have a Fidelity Destiny IRA and are 59 1/2 years old or older, you do not have to complete your Plan before you start a Systematic Withdrawal Program. To start this program, you direct the Custodian, as your agent, to withdraw the necessary shares from your Plan account so that the Custodian may make regular cash withdrawals on the first day of every month or every quarter. You may authorize cash withdrawals of any amount, subject to a $50 minimum. The Sponsor has established the $50 minimum for administrative convenience: it should not be considered a recommended Systematic Withdrawal amount. You may change the dollar amount of the withdrawal or stop the Systematic Withdrawal Program at any time.

    Your Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from your account. While the Systematic Withdrawal Program is in force, you may not elect to receive dividends and distributions in cash. You should realize that withdrawals in excess of the dividends and distributions paid on your Plan shares will be made from principal and eventually may exhaust your Plan account. Therefore, these withdrawals cannot be considered as income on your investment. You may also realize a capital gain or loss for federal income tax purposes upon payment of each withdrawal. If you purchase two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Withdrawal Program on a completed Plan while still making monthly investments on the uncompleted Plan.

    The Sponsor reserves the right to stop offering the Systematic Withdrawal Program at any time after giving 90-days' notice to all Planholders who have not elected to participate in the program. If you are currently participating in the program at that time, you will be allowed to continue your program. The Sponsor is not currently contemplating ending the program.

          11. TRANSFERRING OR ASSIGNING YOUR RIGHTS IN A PLAN

    To secure a loan, you may assign your right, title and interest in your entire Plan to a bank or other lending institution. You may not assign your Plan if it is a Fidelity Destiny IRA, a UTMA Plan, or an UGMA Plan. You may not make a partial assignment of your Plan. The bank or other lending institution will not be entitled to exercise the
right of     partial withdrawal or partial redemption.

    You may also transfer your right, title, and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan, or transfer your right, title, and interest to another person, trustee, or custodian acceptable to the Sponsor, who has applied to the Sponsor for a similar Plan. Additional documentation may be required. Boston Financial or your representative will provide you with the appropriate assignment forms. You will be liable for any transfer taxes that may be incurred.

   12. TRANSFER OF BROKER

    The dealer firm of record has proprietary rights to all commissions earned during the duration of your Plan. It is also under no obligation to transfer your Plan to another dealer firm as long as its dealer agreement with Fidelity Destiny Plans remains active. If the dealer firm of record chooses to release your Plan and, therefore, subsequent commissions to a new dealer firm, it must first complete and sign an Assignment of Amounts Due form. This form must be returned to the Custodian, State Street Bank and Trust Company.

          13. YOUR CANCELLATION AND REFUND RIGHTS

    You have certain cancellation rights. Within 60 days after your initial investment in a new Plan, the Sponsor will send you a notice about these rights. If you elect to cancel your Plan within 45 days of the date of the mailing of that notice, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares (including all Custodian Fees paid to date).

    In addition, you may cancel your Plan at any time within 18 months of your initial investment by sending written instructions to Boston Financial. If you cancel your Plan after the 45-day cancellation period described above has expired but before the 18 month cancellation period expires, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) the amount by which the Creation
and Sales Charges deducted from your total     investments exceed 15%
of the investments made up to the date of redemption. Custodian Fees, which may amount to 2.2% of the total investments, are not subject to refund.

    In order to receive the above refunds, you must send a written cancellation request to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. For your protection, if the amount of your refund will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 30 days of your cancellation request, your request must be signed by all the registered owners and you must include a signature guarantee on your cancellation request.

    If you exercise your Cancellation and Refund Rights and redeem your Plan, you may not reinstate the proceeds from such a cancellation or refund at NAV, except as described under "Plan Reinstatement" on page 29. You may realize a capital gain or loss for federal income tax purposes at the time of redemption.

 The Sponsor will send you a written notice of the 18-month right of cancellation if, during the first 15 months after the issuance of your Plan, you have missed three or more investments, or if, after the first 15 months but prior to the end of 18 months from the issuance of your Plan, you have missed one investment or more. If the Sponsor has previously sent you a notice during the first 15 months after the issuance of your Plan, a second notice will not be sent even if additional investments are missed. These notices will inform you of your Plan cancellation rights, and will include the value of your Plan and the amount you would be entitled to receive upon cancellation, as of the date of the notice.

       1   4    . TERMINATING YOUR PLAN

    You may terminate your Plan completely at any time by redeeming all your shares. However, if you terminate your Plan before completing all the scheduled investments, the percentage of your total investments that will have been paid as Creation and Sales Charge will be higher than if you had completed your Plan. You may also partially liquidate your Plan. (See "Partial Liquidation of Your Plan" on page
 .) If you terminate your Plan more than 60 days from the date of issuance of your Plan, you may avoid paying any commission that a security dealer may charge for terminating your Plan by sending written notice of termination to Boston Financial. If your Plan is not complete, a charge of $2.50 will be made for terminating your Plan.

 When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc. (Service), the transfer agent of the Funds. You may exchange your Fund shares for shares of any of the Fidelity Funds, including Class A and Class T shares of the Fidelity Advisor Funds, subject to minimum investment requirements. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" below and "Exchanging Shares" on page F-14 the Funds' prospectus.

 For your protection, if the amount of your proceeds from termination will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 30 days of your cancellation request, your request must be signed by all the registered owners and you must include a signature guarantee on your termination request. Your termination request and any necessary signature guarantees must be received in proper order before any withdrawals or liquidations can be executed. Termination requests should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

    The redemption price of your Fund shares will be the next determined NAV after your request is accepted. Termination requests must be received by 4:00 p.m. Eastern time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds within seven calendar days from the time Boston Financial accepts your termination request. The right of redemption of shares of the Funds may be suspended at times when the New York Stock Exchange is closed or if the Securities and Exchange Commission has determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

       1   5    . COMPLETED PLANS AND EXCHANGES

    Once you have completed your Plan, you may elect to hold shares of the Funds directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan, properly registered in your name, to the transfer agent of the funds. An annual fee of $12 or 2/10ths of 1% of the Face Amount of the Plan, whichever is less, will be charged if you have completed your Plan but elected not to hold shares of the Fund directly.

    Fund shares held directly by you may be exchanged at NAV for shares of any of the Fidelity Funds, including Class A and Class T shares of the Fidelity Advisor funds, subject to minimum initial investment requirements. To exchange into a Fidelity Fund, you will need to complete a Fidelity Fund application. FMR is the investment adviser of the Fidelity Funds. For more information, see "Exchanging Shares" on page F-14 of the Funds' prospectus.

 Exchanges between the two Plans are not permitted, nor may exchanges be made between these Plans and Destiny Plans I: N or Destiny Plans
II: N offered by means of a separate prospectus. Shares of any class of Destiny I held by a Plan may not be exchanged for shares of any class of Destiny II, nor may shares of any class of Destiny II held by a Plan be exchanged for shares of Destiny I.

          16. PLAN REINSTATEMENT

    You may reinstate a terminated Plan without any Creation and Sales Charges on the reinstated amount once during the original term of your former Plan under the same account registration as your former Plan. You must make your reinstatement within 90 days after the date you terminated your former Plan. You need not reinstate all of the proceeds which you received upon termination, but you must reinstate at least 10% of the gross proceeds from the termination of your former Plan. When you reinstate your Plan, your new Plan will be the same type of Plan, and invest in the same class of Fund shares, as your former Plan, at the NAV of that class next determined after your reinstatement request is accepted in good order by Boston Financial.

 You may terminate tax-advantaged retirement Plan accounts and reinstate the assets in another tax-advantaged retirement account without any sales charge as often as you wish as long as the only difference between the account registration of the former Plan account and the new Plan account is the name of the type of tax-advantaged retirement account. You may wish to consult with a tax adviser before terminating a tax-advantaged retirement account.

    If you terminated your former Plan and redeemed your shares under the Cancellation and Refund Rights described on page , you may not reinstate the proceeds from such a cancellation or refund at NAV until all refunded Creation and Sales Charges that were refunded in the cancellation have been deducted from the amount being replaced. The Plan Reinstatement Privilege is separate from the Partial Liquidation Privilege described on page .

    When you reinstate your Plan, your new Plan will resume at the same monthly investment number that would have been due if you had not terminated your former Plan. Your Plan will be credited for all monthly investments made to your former Plan. If your Plan was not current when it was terminated and you had an unpaid balance on your monthly investments under your former Plan, you will be responsible for any monthly investments due on your former Plan. However, you will not need to make up any monthly investment that would have been made while your Plan was terminated. The total number of monthly investments to be made on your Plan will remain the same.

    The Sponsor may, from time to time, extend the Plan Reinstatement Privilege beyond the 90-day period on the terms described above. The extended reinstatement period will not be available unless the Sponsor has specified a time period during which the 90-day reinstatement period has been extended.

    You should recognize that if you terminate your Plan you may realize a gain or loss for federal income tax purposes, but if you reinvest some or all of the proceeds in your Destiny Plan within 30 days of that termination date, you may not recognize a loss for federal income tax purposes.

          17. TAXES

    For tax purposes, you will be treated as directly owning Fund shares. The Fidelity Destiny Portfolios prospectus more fully describes how the dividends and distributions that are paid to you or reinvested for you may be taxable to you. You bear the responsibility for any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or Sponsor of Fund shares or other property credited to your account in accordance with the provisions of your Plan and for any taxes levied or assessed with respect to Fund shares or the income from Fund shares, not the Custodian or Sponsor. For more information, see "Tax Consequences" on page F-17 of Funds' prospectus. Appropriate notices about taxable distributions will be sent to you as necessary.

 If Planholders itemize their deductions, they may be able to deduct Custodian Fees that have been charged against the Plans to the extent such fees along with the Planholder's other miscellaneous itemized
deductions exceed    2% of the Planholder's adjusted gross income (2%
floor). The cost basis of your shares is the amount you paid for those shares, including the Creation and Sales Charges and the cost of
any reinvested distributions but not including    the Custodian Fees.
If you own a Fidelity Destiny IRA and itemize your deductions, you may be able to claim a miscellaneous itemized deduction for any administrative or trustee fees incurred in connection with that IRA if those fees are billed separately or paid separately.

       1   8    . TERMINATION OF YOUR PLAN BY THE SPONSOR OR CUSTODIAN

 Although a Plan may call for regular investments over a 10-year or
15-year period, neither the Sponsor nor the    Custodian can terminate
your Plan until 300 investments have been made unless the Plan is in default or unless shares of the Fund are not obtainable and a substitution is not made. (See "Substitution of the Underlying Investment" below.) Normally, a Plan is in default if no investments have been made for six consecutive months. However, under the current policy, a Plan is not in default if one investment has been made during each six-month period of the calendar year. Although the Sponsor does not currently intend to do so, the Sponsor reserves the right to change the current default policy in the future. The default period will not start until you have been given full credit for the amount of any advance investments you have made.

 After 300 investments, or if other events justify termination, the Sponsor or the Custodian may terminate your Plan with 60 days written notice by mailing you notice of termination at the address shown on your Plan account registration. The notice will request that you choose to have the Plan distributed either in cash or in Fund shares (together with the cash value of any fractional shares) after deduction for all authorized charges, fees and expenses. Upon termination, the Custodian, acting as your agent, may surrender for liquidation either all of the Fund shares credited to your Plan or sufficient Fund shares to pay all authorized deductions and leave no fractional shares. The Fund shares and any cash remaining after paying all authorized deductions will be held by the Custodian for delivery to you.

    No interest will be paid by the Custodian on any cash balances. If you do not respond within 60 days after the notice of termination is mailed to you, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing a check for the liquidated value of the Fund shares to you. You will then have no further rights under the Plan except that if the check is returned to the Custodian undelivered, the Custodian will continue to hold these assets for your benefit, subject only to any applicable escheatment laws. The Custodian has no obligation to pay interest on or to reinvest checks returned to it.

SUBSTITUTION OF THE UNDERLYING INVESTMENT

 The Sponsor may substitute the shares of another investment medium as
the underlying investment if it deems    the substitution to be in the
best interest of Planholders. The substituted shares shall be
generally comparable in     character and quality to the present Fund
shares, and shall be registered with the SEC under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:

   (a) obtain an order from the SEC approving the substitution;

(b) give written notice of the proposed substitution to the Custodian;

   (c) give a written notice of the proposed substitution to each Planholder that includes a reasonable description of the new fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of the mailing of the notice, you will be considered to have consented to the substitution and to have agreed to bear the pro rata share of expenses and taxes in connection with it; and

   (d) provide the Custodian with a signed certificate stating that proper notice under these provisions has been given to each Planholder.

    If your Plan is not surrendered within 30 days from the date the notice was sent to you, the Custodian shall purchase the new shares for your Plan with any dividends or distributions which may be reinvested for your Plan. If the new shares are also to be substituted for the shares your Plan already holds, the Sponsor must arrange to
have the     Custodian furnished, without payment of a sales charge or
fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged.

 If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, either select another underlying investment or terminate the Plan. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC
approving the    substitution, as specified above, and then shall
notify each Planholder. If, within 30 days after mailing the required notice to you, you give your written approval of the substitution and agree to bear the pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase the substituted shares. Your failure to give written approval of the substitution within the 30-day period shall give the Custodian the authority to terminate your Plan.

GENERAL

    The terms of the Plans are set out in a Custodian Agreement, which is governed by the laws of the Commonwealth of Massachusetts. The Plans are a unit investment trust under the Investment Company Act of 1940, and are registered with the SEC. Registration with the SEC does not imply supervision of management or investment practices or policies by the SEC. No Plan certificates are available. Fidelity Destiny Portfolios does not sell shares of Class O directly to the general public. Fidelity Systematic Investment Plans are currently offered for sale in all states.

 In addition to the two Plans offered in this prospectus there are currently two other series of Fidelity Systematic Investment Plans:
Destiny Plans I: N and Destiny Plans II: N (the "N Plans"). A copy of a separate prospectus describing the two N Plans in detail is available from your investment professional or from Fidelity
Distributors Corporation.

 The organization, management and investment policies of Fidelity Destiny Portfolios are fully described in the Funds' prospectus beginning on page F-1. Generally, shares of the Funds are purchased at the next NAV calculated after your investment is received in good
order by the Custodian.     Dividends and distributions received on
Fund shares will be reinvested by the Custodian, after making authorized deductions, in additional shares of the Fund at the
then-current    NAV unless otherwise directed by the Sponsor or unless
you direct Boston Financial to remit them to you in cash.

 Commissions ranging from    41.7    % to    92.4    % of the total
Creation and Sales Charges will be paid to authorized investment broker-dealer firms and mutual fund dealers that are members of the
NASD and have executed a Destiny    Selling Dealer Agreement with the
Sponsor. From time to time the Sponsor may increase the commissions paid to broker-dealer firms to 100%. These broker-dealers are
independent contractors. Nothing in this prospectus or in     other
literature or confirmations issued by the Sponsor, the Custodian or
Boston Financial including the words "repre   sentative" or
"commission," makes any broker-dealer, a partner, employee or agent of
the Sponsor, the Custodian or     Boston Financial. Neither the
Sponsor, the Custodian nor Boston Financial shall be liable for any acts or obligations of any dealer or investment broker.

   THE CUSTODIAN

 State Street Bank and Trust Company, 225 Franklin Street, Boston,
Massachusetts, is the Custodian for the Plans    under a Custodian
Agreement with the Sponsor and maintains custody of the Plans. Plan services are provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial Data Services, Inc. (Boston Financial). Acting as your agent, the Custodian assumes the responsibility for the many administrative details of your Plan.

 All correspondence should be directed to Boston Financial Data
Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300 or your representative.

 The Custodian has delegated certain administrative functions to Boston Financial, an affiliate of the Custodian. Under the delegation arrangement, the Custodian pays to Boston Financial all or a portion of the fees and charges made in the course of performing the administrative functions. Boston Financial mails to each Planholder a receipt for each investment, a statement of the number of shares held in the Plan, notices, including distribution notices and tax statements, reports to shareholders, prospectuses and proxy material.

 You send your investments into the Plans to Boston Financial. After making authorized deductions, Boston Financial applies the money to the purchase of Fund shares. Investments in Destiny Plans I: O purchase shares of Class O of Destiny I. Investments in Destiny Plans
II: O purchase shares of Class O of Destiny II. The Custodian holds these Fund shares in its custody, receiving dividends and distributions that, at your option, may be remitted either to you or reinvested in additional Fund shares.

 The Custodian causes periodic audits to be taken of the records it maintains relating to the Plans, unless those audits are arranged for by the Sponsor, and prepares certain other reports required by law.

    The Custodian has assumed only those obligations specifically
imposed on it under the Custodian Agreement     with the Sponsor.
These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the manager of the Fund or for the acts or omissions of the Sponsor.

    The Custodian Agreement cannot be amended to affect your rights and privileges without your written consent, nor may the Custodian resign unless a successor has been designated and has accepted the
Custodianship. That successor     must be a bank or trust company that
has capital, surplus and undivided profits totaling at least
$2,000,000. The Custo   dian may be changed without notice to you or
your approval. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Custodian Agreement or if the Custodian terminates its custodianship on 90 days' notice after the third year of the term of the Custodian Agreement, or on 30 days' notice after the expiration of any further two-year period.

   THE SPONSOR

 Fidelity Distributors Corporation (Distributors or Sponsor), 82 Devonshire Street, Boston, Massachusetts 02109, is a Massachusetts corporation organized on July 18, 1960. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor's Directors and Executive Officers are listed below.

   J. Gary Burkhead, Director (1999 - present), is Vice Chairman of FMR Corp. and President of Fidelity Personal Investments and Brokerage Group.

   Paul J. Gallagher, Director (1998 - present), is President of
Fidelity Service Company, Inc.

   Kevin J. Kelly, Director (1999 - present), is President of Fidelity Investments Institutional Services Company Inc.

   Edward L. McCartney, Director and President (1999 - present), is Executive Vice President of Fidelity Customer Marketing & Development Group.

   Eric Roiter, Vice President and Clerk (1998 - present), is Senior Vice President and General Counsel of FMR.

   Jane Greene, Treasurer and Controller (1999 - present), is an employee of FMR Corp.

   Gary Greenstein, Assistant Treasurer (1995 - present), is an employee of FMR Corp.

   Jay Freedman, Assistant Clerk (1996 - present), is an employee of
FMR Corp.

 During the twelve months ended September 30, 1999,    the
    officers of the Sponsor received no compensation from the Sponsor for their services to the Sponsor. All officers and employees of the Sponsor are currently covered by a broker's blanket bond in the amount of $220,000,000.

 The Sponsor is an affiliate of FMR, which is a wholly owned subsidiary of FMR Corp. The Sponsor is principal underwriter for other Fidelity funds whose shares are offered for sale to the public and is sponsor for other unit investment trusts for accumulation of shares of certain other Fidelity funds. FMR is adviser to the funds in the Fidelity family of funds.

    Members of the Edward C. Johnson 3d family are the predominant holders of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

    Edward C. Johnson 3d is Chairman, Chief Executive Officer and a director of FMR Corp., and a Director, Chairman of the Board and Chairman of the Executive Committee of FMR. He is also a Trustee and President of Fidelity's mutual funds. Mr. Johnson's daughter, Abigail
P. Johnson, is a Director of FMR Corp. and Vice President of certain of Fidelity's equity funds.

   ILLUSTRATION OF TWO HYPOTHETICAL DESTINY PLANS

   ILLUSTRATION OF A HYPOTHETICAL $50 MONTHLY DESTINY PLANS I: 0

    The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class
O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1984 through September 1999, with all investments made at the end of each month.

    This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.


                DEDUCTIONS(A)


Investment No.  Fiscal Year Ended  Cumulative Investments  Annual Sales Charges  Annual Custodian Fees(B)  Total Shares


1-12            Sept-85            $ 600.00                $  300.00             $  13.20                   27.008

13-24           Sept-86             1,200.00                34.32                 13.20                     81.185

25-36           Sept-87             1,800.00                34.32                 13.20                     138.552

37-48           Sept-88             2,400.00                34.32                 13.20                     204.284

49-60           Sept-89             3,000.00                34.32                 13.20                     260.037

61-72           Sept-90             3,600.00                34.32                 13.20                     331.956

73-84           Sept-91             4,200.00                34.32                 13.20                     388.401

85-96           Sept-92             4,800.00                34.32                 13.20                     499.700

97-106          Sept-93             5,400.00                34.32                 13.20                     601.852

109-120         Sept-94             6,000.00                34.32                 13.20                     675.909

121-132         Sept-95             6,600.00                34.32                 13.20                     846.212

133-144         Sept-96             7,200.00                34.32                 13.20                     932.366

145-156         Sept-97             7,800.00                34.32                 13.20                     1059.502

157-168         Sept-98             8,400.00                34.32                 13.20                     1197.771

169-180         Sept-99              9,000.00               34.32                 13.20                     1340.549

                                   $ 9,000.00              $  780.48             $  198.00





                DEDUCTIONS(A)                                  CUMULATIVE TOTAL VALUE OF
                                                               SHARES

Investment No.  Annual Dividend Income  Annual  Capital Gains  From Investment            From Dividends  From Capital Gains
                                        Distributions

1-12            $ 9.12                  $ 22.61                $ 261.11                   $ 8.79          $ 21.78

13-24            19.14                   151.94                 766.12                     28.20           170.98

25-36            30.58                   261.59                 1,523.87                   65.03           468.61

37-48            40.59                   138.34                 1,803.66                   97.06           534.34

49-60            66.15                   131.87                 2,863.81                   195.06          802.68

61-72            92.23                   300.86                 2,597.94                   222.97          853.85

73-84            120.39                  156.87                 4,302.25                   438.65          1,372.54

85-96            133.30                  1,002.98               4,632.03                   555.66          2,327.79

97-106           148.83                  927.05                 5,764.58                   783.13          3,599.51

109-120          66.78                   631.42                 6,613.60                   893.79          4,456.19

121-132          231.57                  1,723.16               7,637.52                   1,253.73        7,000.62

133-144          365.93                  689.32                 8,883.17                   1,770.23        8,376.20

145-156          421.45                  1,620.25               11,541.45                  2,704.30        12,326.57

157-168          499.70                  2,158.26               11,853.31                  3,187.45        14,400.46

169-180          504.48                  2,606.49               13,335.92                  3,968.94        18,273.30

                $ 2,750.24              $ 12,523.00                                                       TOTAL





                CUMULATIVE TOTAL VALUE OF
                SHARES




Investment No.  Total Value of Plan(C)


1-12            $ 291.68

13-24            965.30

25-36            2,057.50

37-48            2,435.06

49-60            3,861.56

61-72            3,674.75

73-84            6,113.44

85-96            7,515,48

97-106           10,147.22

109-120          11,963.58

121-132          15,891.87

133-144          19,029.59

145-156          26,572.32

157-168          29,441.22

169-180          35,578.16

                $ 35,578.16



NOTES:

(A) Under the terms of this Plan, out of the initial investment of
$50, $25 is deducted as a sales charge from the initial    investment
and from each of the next 11 investments for an annual charge of
$300.00. Additional deductions are $1.10     for Custodian Fees from
each investment for an annual charge of $13.20. Deductions from the first 12 investments therefore total $313.20 or 52.20% of the first 12 monthly investments. If all of the 15 years' investments are made, total sales charges and Custodian Fees amount to 10.87% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such
charge will be determined    annually by prorating each Plan's
administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 1999, the charge was $5.47 for Destiny Plans I: O and $5.52 for Destiny Plans II: O per Plan account. See "Custodian Fees and Other Service Charges" on page
 .

          (C)  Total Value is determined by reference to Destiny I:
O's fiscal year-end NAV.

   ILLUSTRATION OF A HYPOTHETICAL $166.66 MONTHLY DESTINY PLANS I:
0

    The table below assumes an initial investment of $166.66 and subsequent investments of $166.66 per month in a Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class
O. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1984 through September 1999, with all investments made at the end of each month.

    This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a New Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.


                                                           DEDUCTIONS(A)


Investment No.  Fiscal Year Ended  Cumulative Investments  Annual Sales Charges  Annual Custodian Fees(B)  Total Shares


1-12            Sept-85            $ 1,999.92              $  999.96             $ 18.00                    92.470

13-24           Sept-86             3,999.84                 75.96                 18.00                    279.211

25-36           Sept-87             5,999.76                 75.96                 18.00                    476.969

37-48           Sept-88             7,999.68                 75.96                 18.00                    703.622

49-60           Sept-89             9,999.60                 75.96                 18.00                    895.893

61-72           Sept-90             11,999.52                75.96                 18.00                    1143.871

73-84           Sept-91             13,999.44                75.96                 18.00                    1338.533

85-96           Sept-92             15,999.36                75.96                 18.00                    1722.233

97-108          Sept-93             17,999.28                75.96                 18.00                    2074.425

109-120         Sept-94             19,999.20                75.96                 18.00                    2329.778

121-132         Sept-95             21,999.12                75.96                 18.00                    2916.896

133-144         Sept-96             23,999.04                75.96                 18.00                    3213.949

145-156         Sept-97             25,998.96                75.96                 18.00                    3652.269

157-168         Sept-98             27,998.88                75.96                 18.00                    4128.963

169-180         Sept-99             29,998.80                75.96                 18.00                    4621.200

                                   $ 29,998.80             $ 2,063.40            $ 270.00





                DEDUCTIONS(A)                                CUMULATIVE TOTAL VALUE OF
                                                             SHARES

Investment No.  Annual Dividend Income  Annual Capital Gain  From Investment            From Dividends  From Capital Gains
                                        Distributions

1-12            $ 31.23                 $ 77.41              $ 894.00                   $ 30.09         $ 74.58

13-24            65.81                   522.40               2,635.51                   96.80           587.50

25-36            105.25                  900.43               5,247.75                   223.52          1,611.73

37-48            139.79                  476.34               6,214.82                   333.92          1,838.43

49-60            227.89                  454.30               9,870.34                   671.40          2,762.27

61-72            317.78                  1,036.64             8,955.48                   767.71          2,939.46

73-84            414.87                  540.59               14,832.14                  1,510.72        4,725.65

85-96            459.40                  3,456.73             15,970.25                  1,914.03        8,018.11

97-108           512.97                  3,195.21             19,876.21                  2,697.92        12,400.67

109-120          230.19                  2,176.36             22,804.66                  3,079.27        15,353.14

121-132          798.20                  5,939.55             26,336.32                  4,319.84        24,123.14

133-144          1,261.38                2,376.09             30,632.58                  6,100.06        28,864.06

145-156          1,452.78                5,585.15             39,800.26                  9,319.43        42,479.22

157-168          1,722.54                7,439.89             40,876.42                  10,984.96       49,628.52

169-180          1,739.06                8,985.12             45,989.95                  13,678.72       62,977.96

                $ 9,479.14              $ 43,162.21                                                     TOTALS





                CUMULATIVE TOTAL VALUE OF
                SHARES




Investment No.  Total Value of Plan(C)


1-12            $ 998.67

13-24            3,319.82

25-36            7,082.99

37-48            8,387.17

49-60            13,304.01

61-72            12,662.65

73-84            21,068.51

85-96            25,902.39

97-108           34,974.80

109-120          41,237.07

121-132          54,779.30

133-144          65,596.70

145-156          91,598.90

157-168          101,489.90

169-180          122,646.64

                $ 122,646.64



NOTES:

(A) Under the terms of this Plan, out of the initial investment of $166.66, $83.33 is deducted as a sales charge from the initial investment and from each of the next 11 investments for an annual charge of $999.96. Additional deductions are $1.50 for Custodian Fees from each investment for an annual charge of $18. Deductions from the first 12 investments therefore total $1,017.96 or 50.90% of the first 12 monthly investments. If all of the 15 years' investments are made, total sales charges and Custodian Fees amount to 7.78% of the total agreed investments.

(B) Exclusive of a service charge, payable first against dividends and distributions and then, if necessary, against principal, to cover certain administrative expenses actually incurred. The amount of such
charge will be determined    annually by prorating each Plan's
administrative costs over the total number of Plan accounts. In general, or the fiscal year ended September 30, 1999, the charge was $5.47 for Destiny Plans I: O and $5.52 for Destiny Plans II: O per Plan account. See "Custodian Fees and Other Service Charges" on page
 .

          (C) Total Value is determined by reference to Destiny I: O's fiscal year-end NAV.

   GLOSSARY

       COMPLETED PLAN:    A Plan is complete once the Face Amount of
the Plan has been invested.

CONTRACTUAL PLAN: A type of capital accumulation plan in which the investor makes a firm commitment to invest a specific amount of money in a fund during a specified time period.

CURRENT PLAN: A plan in which there are at least as many investments
recorded as there are months elapsed since    establishment of the
plan. A Completed Plan that has not been redeemed is a Current Plan. Tax-advantaged retirement plans are Current Plans.

DOLLAR-COST AVERAGING: A system of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. This method may result in an average cost that is lower than
the average price at which the    securities were purchased because an
investment of a fixed dollar amount buys more shares when the share
price is     low and fewer shares when the share price is high.

FACE AMOUNT: The total dollar amount of investments needed to complete a particular plan. For example, a $300 per month, 15-year plan would have a Face Amount of $54,000.

       FACE CHANGE:    Increasing or decreasing the dollar amount
needed to complete a particular plan is known as a Face Change.

MUTUAL FUND: An investment company that pools capital from
shareholders and invests in stocks, bonds, options, or    other
securities. Mutual funds offer investors the advantages of diversification and professional management.

       RIGHTS OF ACCUMULATION:    The right to reduce the Creation and
Sales Charges paid on two or more Plans based on the total Face Amount of the Plans.

SYSTEMATIC INVESTMENT PLAN OR PERIODIC PAYMENT PLAN: An investment
program in which an investor invests a speci   fied amount of money in
a fund at regular intervals. A Contractual Plan is a special type of systematic investment plan.

UNIT INVESTMENT TRUST (UIT): An investment company that has its own portfolio of securities in which it invests. It sells interests in this portfolio in the form of redeemable securities. Unit investment trusts are organized under a trust indenture, not a corporate charter.

          REPORT OF INDEPENDENT ACCOUNTANTS

   To the Directors of Fidelity Distributors Corporation and Investors under Fidelity Systematic Investment Plans: Destiny Plans I: N and Destiny Plans II: N:

    In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets invested in shares of Fidelity Systematic Investment Plans:
Destiny Plans I: N and Destiny Plans II: N (formerly known as Destiny Plans I: New and Destiny Plans II: New) (the "Plans") present fairly, in all material respects, the financial position of the Plans at September 30, 1999, and the results of their operations and the changes in their net assets for the period from April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Plan's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

   Boston, Massachusetts PricewaterhouseCoopers LLP
November 12, 1999

   FIDELITY SYSTEMATIC INVESTMENT PLANS: DESTINY PLANS I: N
FINANCIAL STATEMENTS

   Statement of Assets and Liabilities
September 30, 1999

ASSETS:
Securities of investment
company: 6,070
 Class N shares of Destiny
I held for investors, valued
at net asset value of
$26.45 per share (Note 1)
 (average cost $169,178)                $ 160,675
Cash                                     6,887
Receivable for Class N
Destiny I shares sold                    217
  Total assets                           167,779

LIABILITIES:
Payable to custodian,
sponsor and
broker/dealer (Note 3)         $ 7,104
   Total liabilities                     7,104
 NET ASSETS (Note 2)                    $ 160,675


   Statement of Operations

                             For the period April 30, 1999
                             (commencement of sale of
                             Class N shares) through
                             September 30, 1999

INVESTMENT INCOME:
 Distributions received on
Class N shares of Destiny I  $ --
from
  net investment income

   Net investment
income                        --

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Complete and partial
liquidations, including
Destiny I Class N
shares delivered
 to investors at
market value:
  Proceeds received           4,814
 Cost of Destiny I:
N shares                      (4,841)
  Net realized
gain/(loss) on Plan
liquidations                  (27)
  Net (decrease)/increase
in unrealized
appreciation                  (8,503)
  Net realized and
unrealized gain/(loss)
on Plan shares                (8,530)
  Distributions received
on Class N shares of
Destiny I from
   net realized gains
on investments                --
   Net (decrease)/increase
in net assets resulting
from operations              $ (8,530)


   DESTINY PLANS I: N - FINANCIAL STATEMENTS - CONTINUED

   Statements of Changes in Net Assets Invested in Shares of Destiny
I: N

                             For the period April 30, 1999
                             (commencement of sale of
                             Class N shares) through
                             September 30, 1999

                             Amount                         Shares

Net assets at beginning
 of period                   $ --                            --
Additions during period:
 From investor
  payments                    260,974
Less: creation and
   sales charges
   (Note 3)                   (86,955)
 Balance invested in
  Destiny I Class N shares    174,019                        6,245
Net investment income and
 net realized gains on
 investments                  --
  Less: Cash
   distributions
   to investors               --
 Balance reinvested in
  Destiny I Class N shares    --
Net realized gain/(loss) on
 Plan liquidations            (27)
Net increase/(decrease)
 in unrealized
 appreciation                 (8,503)                        --
 Total                        165,489                        6,245
Deductions during period:
 Redemptions and
  cancellations of
  Destiny I Class N shares    (4,814)                        (175)
Net assets at end
 of period                    160,675                        6,070



FIDELITY SYSTEMATIC INVESTMENT PLANS: DESTINY PLANS II: N
FINANCIAL STATEMENTS

   Statement of Assets and Liabilities
September 30, 1999

ASSETS:
Securities of
investment
company: 97,063
 Class N shares
of Destiny II held
 for investors,
valued at net
asset value of
$14.72 per share
(Note 1)  (average cost
$1,481,835)
Cash                                $ 1,429,737
Receivable for                       37,870
Class N Destiny
II shares sold
  Total assets                       48,796
                                     1,516,403

LIABILITIES:
Payable for Class
N Destiny II
shares purchased          $ 42,337
  Payable to
custodian, sponsor
and broker/dealer
(Note 3)                   44,329
  Total liabilities                  86,666
NET ASSETS (Note 2)                 $ 1,429,737


   Statements of Operations

                           For the period April 30, 1999
                           (commencement of sale of
                           Class N shares) through
                           September 30, 1999

INVESTMENT INCOME:
 Distributions received
on Class N
shares of
Destiny II from
  net investment
 income                    $ --

   Net investment income    --

REALIZED AND
UNREALIZED GAIN
ON INVESTMENTS:
Complete and partial
liquidations, including
Destiny II Class
N shares delivered
to investors at
market value:
  Proceeds received         32,116
  Cost of Destiny
II: N shares                (32,263)
  Net realized
gain (loss) on
Plan liquidations           (147)
  Net (decrease)/increase
 in unrealized
appreciation                (52,098)
  Net realized and
unrealized gain/(loss)
on Plan shares              (52,245)
 Distributions received
on Class N shares of
Destiny II from
   net realized
gains on investments        --
   Net
(decrease)/increase in
net assets resulting
from operations            $ (52,245)




DESTINY PLANS II: N - FINANCIAL STATEMENTS - CONTINUED

   Statement of Changes in Net Assets Invested in Shares of Destiny
II: N

                             For the period April 30, 1999
                             (commencement of sale of
                             Class N shares) through
                             September 30, 1999

                             Amount                         Shares

Net assets at
 beginning of
 period                      $ --                            --
Additions during period:
 From investor
  payments                    2,066,518
   Less: creation and
   sales charges
   (Note 3)                   (552,420)
 Balance invested in
  Destiny II Class N shares   1,514,097                      99,160
Net investment income and
 net realized gains on        --
investments
  Less: Cash
   distributions              --
   to investors
 Balance reinvested in        --
  Destiny II Class N shares
Net realized gain/(loss)      (147)
 on Plan liquidations
Net increase/(decrease) in    (52,098)
 unrealized appreciation      1,461,853                      99,160
  Total
Deductions during period:
 Redemptions and
  cancellations of            (32,116)                       (2,097)
  Destiny II Class N shares
Net assets at end             1,429,737                      97,063
 of period




NOTES TO FINANCIAL STATEMENTS

   1. SIGNIFICANT ACCOUNTING POLICIES: The Plans are a unit investment trust registered under the Investment Company Act of 1940, as amended, with the Securities and Exchange Commission, investing only in the Class N shares of Fidelity Destiny Portfolios: Destiny I and Destiny II (the "Funds"). Destiny Plans I: N is for the accumulation of Class N shares of Fidelity Destiny Portfolios: Destiny I; Destiny Plans II:
N is for the accumulation of Class N shares of Fidelity Destiny
Portfolios: Destiny II.

   The financial statements have been prepared in conformity with generally accepted accounting principles for unit investment trusts which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Plans:

   SECURITY VALUATION. The investments in shares of Fidelity Destiny
Portfolios: Destiny I and Destiny II are valued at each of the Fund's respective bid market price which is equal to the net asset value per share of each Fund at period end.

   FEDERAL INCOME TAXES. No provisions are made for federal income taxes. All income dividends and capital gain distributions received by investors are treated as if received directly from the underlying Fund. A Planholder will not realize any gain or loss upon withdrawal from the Plans when transferring to an account for direct ownership of the underlying Fund shares. Any liquidation by a Planholder of a Fund will be treated as if the underlying Fund shares were sold.

   TRANSACTION DATES. Share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date.

   COST METHOD. The investment in shares of each Fund at cost is based on average cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of sales charges, custodian fees, and insurance fees, if applicable.

   2. PLAN ASSETS

    Destiny Plans I: N assets consisted of the following at September
30, 1999:

                              Systematic Investment Plans

Payments received from
 investors on outstanding
Plans                         $ 253,130
Deduct:
 Sponsor fees                  83,952
  Total deductions             83,952
Net payments invested
in Class N shares
 of Destiny I                  169,178
Add:
 Distributions from
 investment income
 reinvested                    --
 Distributions from realized
 gains reinvested              --
 Unrealized appreciation
 in Destiny I
Class N shares held at
  September 30, 1999           (8,503)
  Net assets                  $ 160,675


   NOTES TO FINANCIAL STATEMENTS - CONTINUED
   2. PLAN ASSETS - CONTINUED

    Destiny Plans II: N assets consisted of the following at September
30, 1999:

                                Systematic Investment Plans

Payments received from          $ 2,019,994
investors on outstanding
Plans   Deduct:

 Sponsor fees                    538,159

  Total deductions               538,159

Net payments invested in         1,481,835
Class N shares of Destiny II
  Add:

 Distributions from
investment income reinvested

 Distributions from realized     --
gains reinvested

 Unrealized appreciation in      --
Destiny II Class N shares
held at

 September 30, 1999              (52,098)

  Net assets                    $ 1,429,737


   3. EXPENSES AND DEDUCTIONS: For information regarding Creation and Sales Charges and Account Fees, see page of this Prospectus.

    Fidelity Distributors Corporation, a wholly owned subsidiary of FMR Corp. and sponsor of Fidelity Systematic Investment Plans, received approximately $9,300, as its portion of the Creation and Sales Charges on sales of Destiny Plans I: N during the period ended September 30, 1999, and $47,000, on sales of Destiny Plans II: N during the period ended September 30, 1999.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Fidelity Distributors
Corporation

 (A Wholly-Owned Subsidiary of FMR Corp.):

In our opinion, the accompanying statement of financial    condition
    present   s     fairly, in all material respects, the financial
position of Fidelity Distributors Corporation at December 31, 1998, in
conformity with generally accepted accounting principles. Th   is
financial statement    is     the responsibility of the Company's
management; our responsibility is to express an opinion on th   is
financial statement based on our audit. We conducted our audit of
th   is     statement in accordance with generally accepted auditing
standards which require that we plan and perform the audit to obtain
reasonable assurance about whether th   is     financial statement
   is     free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

   PricewaterhouseCoopers LLP
January 27, 1999

FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

STATEMENT OF FINANCIAL CONDITION
December 31, 1998
(Dollars in thousands)

ASSETS
Cash                                              $ 51
Receivables:
 Brokers, dealers and customers                 43,526
 Mutual funds                                   44,924
Investments, at market (cost $18,766)           18,877
Property and equipment, net                      3,431
Deferred dealers concessions, net              136,532
Other assets                                       848
 Total Assets                                $ 248,189

LIABILITIES
Liabilities:
Payable to broker/dealers                     $ 20,090
Payable to mutual funds                         43,451
Other liabilities                                  377
 Total Liabilities                            $ 63,918

STOCKHOLDER'S EQUITY
Preferred stock, 5% noncumulative, $100 par
value; authorized                               5,000
 shares; issued and outstanding 4,750 shares    $ 475
Common stock, $1 par value; authorized
1,000,000 shares;
 issued and outstanding 1,061 shares                1
Additional paid-in capital                     48,494
Retained earnings                             140,192
                                              189,162
 Less: Receivable from FMR Corp.               (4,891)
 Total Stockholder's Equity                   184,271
  Total Liabilities and Stockholder's
Equity                                      $ 248,189

The accompanying notes are an integral part of th   is     financial
statement.

FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
NOTES TO FINANCIAL STATEMENT

A. PRINCIPAL BUSINESS ACTIVITIES:

Fidelity Distributors Corporation (the "Company") is a registered broker/dealer under the Securities Exchange Act of 1934. The Company's parent is FMR Corp. The Company is the principal underwriter and distributor of mutual funds under agreements with funds managed by an
affiliate and is the sponsor of Fidelity Destiny    P    lans. A
division of Fidelity Distributors Corporation provides mutual fund transfer agent services and other administrative services on behalf of affiliated companies.

B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

USE OF ESTIMATES

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and
liabilities as of December 31, 1998   .     Actual results could
differ from the estimates included in the financial statements.

INVESTMENTS

Investments consist of shares held in Fidelity mutual funds and are stated at market value.

PROPERTY AND EQUIPMENT

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method based on estimated useful lives as follows: computer equipment, three
years; and furniture and equipment, five to ten years.    Renewals and
betterments of a nature considered to materially extend the useful lives of the assets are capitalized.

FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
NOTES TO FINANCIAL STATEMENT (continued)

B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED:

DEFERRED DEALERS CONCESSIONS

Deferred dealers concessions of $136,531,634 is net of accumulated amortization of $41,011,333 as of December 31, 1998. These deferred charges represent sales commissions paid to financial intermediaries in connection with the sale of certain mutual funds' shares that pay the Company an asset-based trailer fee and are subject to a contingent deferred sales charge. The charges are amortized over five years and are borne by an affiliate.

INCOME TAXES

The Company is included in the consolidated federal and certain state
income tax returns of FMR Corp.    Deferred income taxes result from
differences in the recognition of revenue and expense for tax and financial reporting purposes. The Company's deferred tax asset at December 31, 1998 approximated $5,471,000 and is included in Receivable from FMR Corp. The principal sources of temporary differences related to deferred compensation, pension expense and depreciation.

C. TRANSACTIONS WITH FMR CORP. AND AFFILIATED COMPANIES:

The Company is party to several arrangements with affiliated
companies.    Under these arrangements, the Company charged these
affiliates for shareholder services, marketing and distribution expenses and other administrative services and was charged for promotional expenses, systems processing and development and occupancy expenses. In addition, certain direct and indirect expenses incurred in connection with underwriting and distribution of Fidelity mutual fund shares are borne by affiliated companies.

FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
NOTES TO FINANCIAL STATEMENT (continued)

C. TRANSACTIONS WITH AFFILIATED COMPANIES, CONTINUED:

The Company participates in FMR Corp.'s noncontributory defined benefit pension plan covering all of its eligible employees.

The Company also participates in FMR Corp.'s defined contribution profit-sharing and retirement plans covering substantially all employees. Annual contributions to the plans are based on stated percentages of eligible employee compensation and employee contribution participation.

The Company participates in various FMR Corp. stock-based compensatory plans. Compensation is based on the change in the net asset value of FMR Corp. stock, as defined.

All intercompany transactions are charged or credited through an intercompany account with FMR Corp. and may not be the same as those which would otherwise exist or result from agreements and transactions among unaffiliated third parties. The Company generally receives credit for the collection of its receivables and is charged for the settlement of its liabilities through its intercompany account with FMR Corp. Under an agreement with FMR Corp., the Company may offset liabilities which will ultimately be settled by FMR Corp. on behalf of
the Company against its receivable from FMR Corp.    In accordance
with the agreement, certain liabilities of approximately $28,575,000 have been offset against the receivable from FMR Corp.

D. PROPERTY AND EQUIPMENT:

At December 31, 1998, property and equipment, at cost, consists of the following (in thousands):

Equipment                     $ 28,594
Furniture and fixtures           1,491

                                30,085
Less: Accumulated depreciation  26,654
                               $ 3,431

FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
NOTES TO FINANCIAL STATEMENT (continued)

   E    . NET CAPITAL REQUIREMENT:

The Company is subject to the Securities and Exchange Commission's Uniform Net Capital Rule (Rule 15c3-1), which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to
1. At December 31, 1998, the Company had net capital of $16,257,000 in excess of its required net capital of $113,000. Additionally, the ratio of aggregate indebtedness to net capital at December 31, 1998 was 0.10 to 1.










[This Page Intentionally Left Blank]











[This Page Intentionally Left Blank]

LIKE SECURITIES OF ALL MUTUAL FUNDS, THESE SECURITIES
HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, AND THE
SECURITIES AND EXCHANGE COMMISSION HAS NOT
DETERMINED IF THIS PROSPECTUS IS ACCURATE OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

FIDELITY(REGISTERED TRADEMARK)

DESTINY PORTFOLIOS

DESTINY I - CLASS O
(Fund 006,    CUSIP     316127109)

DESTINY II - CLASS O
(Fund 306,    CUSIP     316127208)

   S    hares of Class O of each fund    are only available to the
general public     through Fidelity Systematic Investment Plans:
Destiny Plans I: O and Destiny Plans II: O (the "   Destiny     Plans"
or a "   Destiny     Plan"), a unit investment trust. Details of the
   Destiny     Plans, including the Creation and Sales Charges and the
Custodian Fees, are discussed in the prospectus for the    Destiny
    Plans. Prospective investors should read this prospectus in
conjunction with the    Destiny     Plans' prospectus.

PROSPECTUS
NOVEMBER 26,    1999

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             F-3  INVESTMENT SUMMARY

                         F-4  PERFORMANCE

                         F-6  FEE TABLE

FUND BASICS              F-8  INVESTMENT DETAILS

                         F-9  VALUING SHARES

SHAREHOLDER INFORMATION  F-11 BUYING AND SELLING SHARES

                         F-14 EXCHANGING SHARES

                         F-14 ACCOUNT FEATURES AND POLICIES

                         F-16 DIVIDENDS AND CAPITAL GAIN
                              DISTRIBUTIONS

                         F-17 TAX CONSEQUENCES

FUND SERVICES            F-18 FUND MANAGEMENT

                         F-19 FUND DISTRIBUTION

APPENDIX                 F-20 FINANCIAL HIGHLIGHTS

                         F-22 ADDITIONAL PERFORMANCE
                              INFORMATION

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

DESTINY I seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

DESTINY II seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in each fund's performance from year to year and compares Class O's performance to the performance of a market index and an average of the performance of
similar funds over various periods of time    and also illustrates the
performance of the Destiny Plans. Returns for each fund do not include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees. Returns for each fund would be lower if the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees was included. The returns for the Destiny Plans do include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees.
    Returns are based on past results and are not an indication of
future performance   .

YEAR-BY-YEAR RETURNS

DESTINY I - CLASS O

Calendar Years  1989    1990    1991    1992    1993    1994   1995    1996    1997    1998

                25.54%  -3.15%  38.92%  15.15%  26.42%  4.43%  36.95%  18.55%  30.92%  25.63%




Percentage
(%)
Row: 1, Col: 1, Value: 25.54
Row: 2, Col: 1, Value: -3.15
Row: 3, Col: 1, Value: 38.92
Row: 4, Col: 1, Value: 15.15
Row: 5, Col: 1, Value: 26.42
Row: 6, Col: 1, Value: 4.430000000000001
Row: 7, Col: 1, Value: 36.95
Row: 8, Col: 1, Value: 18.55
Row: 9, Col: 1, Value: 30.92
Row: 10, Col: 1, Value: 25.63

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS O OF DESTINY I, THE
HIGHEST RETURN FOR A QUARTER WAS    21.23    % (QUARTER ENDING
   MARCH 31    ,    1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -18.64    % (QUARTER ENDING    SEPTEMBER 30    ,    1990    ).

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR CLASS O OF
DESTINY I WAS    -1.52    %.

DESTINY II - CLASS O

Calendar Years  1989    1990    1991    1992    1993    1994   1995    1996    1997    1998

                26.41%  -2.52%  41.42%  15.48%  26.81%  4.48%  35.96%  17.86%  29.64%  28.11%




Percentage
(%)
Row: 1, Col: 1, Value: 26.41
Row: 2, Col: 1, Value: -2.52
Row: 3, Col: 1, Value: 41.42
Row: 4, Col: 1, Value: 15.48
Row: 5, Col: 1, Value: 26.81
Row: 6, Col: 1, Value: 4.48
Row: 7, Col: 1, Value: 35.96
Row: 8, Col: 1, Value: 17.86
Row: 9, Col: 1, Value: 29.64
Row: 10, Col: 1, Value: 28.11

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS O OF DESTINY II, THE
HIGHEST RETURN FOR A QUARTER WAS    25.56    % (QUARTER ENDING
   DECEMBER 31, 1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -20.41    % (QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR CLASS O OF
DESTINY II WAS    3.58    %.

AVERAGE ANNUAL RETURNS    - FUNDS

For the periods ended        Past 1 year  Past 5 years  Past 10 years
December 31, 1998

DESTINY I - CLASS O           25.63%       22.77%        21.23%

Standard & Poor's 500 Index   28.58%       24.06%        19.21%

Lipper Growth Funds Average   22.86%       18.63%        16.72%

DESTINY II - CLASS O          28.11%       22.69%        21.65%

Standard & Poor's 500 Index   28.58%       24.06%        19.21%

Lipper Growth Funds Average   22.86%       18.63%        16.72%


   AVERAGE ANNUAL RETURNS - PLANS

   The returns in the following table include the effect of the Destiny Plan Creation and Sales Charges and Custodian Fees for a $50/month, 15 year Destiny Plan. The returns assume an initial $600 lump sum investment at the beginning of each period shown, with no subsequent Destiny Plan investments in that year. Because the returns assume yearly lump sum investments, they do not reflect what investors would have earned if they had made only regular monthly investments over the period.


For the periods ended   Past 1 year  Past 5 years  Past 10 years  Past 15 years/ Life of Plan
December 31, 1998

Destiny Plans I: O       -39.95%      18.34%        19.64%         18.28%

Destiny Plans II: O      -38.76%      18.27%        20.05%         22.10%A



   A FROM DECEMBER 30, 1985 (COMMENCEMENT OF OPERATIONS OF CLASS
O).

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred
when you buy, hold, or sell Class O shares of a fund    but does not
reflect the Destiny Plan Creation and Sales Charges and Custodian
Fees    . The annual class operating expenses provided below for Class
O do not reflect the effect of any reduction of certain expenses during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                                          Class O

Sales charge (load) on                    NONE
purchases and reinvested
distributions

Deferred sales charge (load)              NONE
on redemptions


ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                                          Class O

Destiny I   Management fee                0.29%

            Distribution and Service      NONE
            (12b-1) fee

            Other expenses                0.03%

            TOTAL ANNUAL CLASS OPERATING  0.32%
            EXPENSES

Destiny II  Management fee                0.45%

            Distribution and Service      NONE
            (12b-1) fee

            Other expenses                0.03%

            TOTAL ANNUAL CLASS OPERATING  0.48%
            EXPENSES


A portion of the brokerage commissions that a fund pays is used to
reduce that fund's expenses. In addition,    through arrangements with
each funds'     custodian and transfer agent   ,     credits realized
as a result of uninvested cash balances are used to reduce custodian
and transfer agent expenses. Including these reduction   s    , the
total Class O operating expenses would have been    0.31    % for
   Destiny I     and    0.47    % for    Destiny II.

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class O's annual return is 5% and that your shareholder fees and Class O's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

                      Class O

Destiny I   1 year    $ 33

            3 years   $ 103

            5 years   $ 180

            10 years  $ 406

Destiny II  1 year    $ 49

            3 years   $ 154

            5 years   $ 269

            10 years  $ 604


FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

DESTINY I seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks. FMR may also invest the fund's assets in other types of securities, including bonds which may be lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors
considered include growth potential, earnings estimates   ,     and
management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

DESTINY II seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks. FMR may also invest the fund's assets in other types of securities, including bonds which may be lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors
considered include growth potential, earnings estimates   ,     and
management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible
securities   ,     and warrants.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates
and in response to other economic, political   ,     or financial
developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in
response to issuer, political, market   ,     and economic
developments. In the short-term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react
differently from "value" stocks. Issuer, political   ,     or economic
developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations
can involve additional risks relating to political, economic   ,
or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes;
trading, settlement, custodial   ,     and other operational risks;
and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

ISSUER-SPECIFIC CHANGES. Changes in the financial        condition of
an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to
company, political   ,     or economic developments and can decline
significantly over short periods of time or during periods of general or regional economic difficulty.

In response to market, economic, political   ,     or other
conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

DESTINY I seeks capital growth.

DESTINY II seeks capital growth.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single
share. Fidelit   y     normally calculates Class O's NAV as of the
close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission
(SEC). Each fund's assets are valued as of this time for the purpose of computing Class O's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

GENERAL INFORMATION

   To contact Fidelity for     account, product and service
information, please use the following phone numbers:

(small solid bullet) Nationally (toll-free), 1-800-433-0734 (8:30 a.m.
- 7:00 p.m. Eastern time, Monday through Friday).

(small solid bullet) In Alaska or Overseas (call collect),
1-617-   330-3183     (8:00 a.m. - 6:00 p.m. Eastern time, Monday
through Friday).

Please use the following address   es    :

SELLING SHARES

Fidelity Investments(registered trademark)
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class O shares of the funds through a retirement account or sell Class O shares through an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class O shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class O shares of a fund, including a transaction fee if you sell Class O shares of
   a     fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

BUYING SHARES

Each fund has an agreement with Fidelity Distributors Corporation
(FDC) under which the fund issues shares at NAV to State Street Bank
and Trust Company (State Street) as Custodian for the    Destiny
    Plans. Generally, State Street will hold all shares of each fund
unless a Planholder    elects to hold     fund shares directly after
   completing or     terminating a    Destiny     Plan. The terms of
the offering of the    Destiny     Plans are contained in the
   Destiny     Plans' prospectus.    E    ach fund will only offer its
shares    to the general public     through the    Destiny
Plans.    The fund also offers its shares to a particular retirement plan.

The price to buy one share of Class O is the class's NAV. Class O shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

KEY INFORMATION

WIRE             TO OPEN AN ACCOUNT
                 (small solid bullet) Call
                 Fidelity at the appropriate
                 number found in "General
                 Information" to set up your
                 account and to arrange a
                 wire transaction.

                 TO ADD TO AN ACCOUNT
                 (small solid bullet) Call
                 Fidelity at the appropriate
                 number found in "General
                 Information" for instructions.


SELLING SHARES

The following discussion relates only to those investors who hold
shares of    a     fund directly.

The price to sell one share of Class O is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

If you have certificates for your shares, you must submit them to Fidelity when you sell your shares. Call Fidelity for specific instructions. The funds currently do not issue share certificates.

KEY INFORMATION

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Systematic Exchange
                             Program to exchange to Class
                             A or Class T of a Fidelity
                             Advisor fund.

                             (small solid bullet) Use
                             Fidelity Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Class O account.

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.

                             (small solid bullet) Exchange
                             to other Fidelity funds or
                             to Class A or Class T of a
                             Fidelity Advisor fund. Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL Fidelity Investments    INDIVIDUAL, JOINT TENANTS,
P.O. Box 770002 Cincinnati,  SOLE PROPRIETORSHIP, UGMA/UTMA
OH 45277-0081                (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.

                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             request one.

                             TRUST
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.

                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANTS,
                             SOLE PROPRIETORSHIP, UGMA/UTMA
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.

                             RETIREMENT ACCOUNT
                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Visit
                             your investment professional
                             to request one.

                             TRUST
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.

                             BUSINESS OR ORGANIZATION
                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Visit
                             your investment professional
                             for instructions.


EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a    Class O     shareholder, you have the privilege of exchanging
shares of a fund for shares of other Fidelity funds   ,     including
Class A or Class T of the Fidelity Advisor funds. The exchange
privilege is available only to those    investors     who    hold
shares of    a     fund directly.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following shareholder services are applicable only to those
   investors     who hold shares of a fund directly.

AUTOMATIC WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money between accounts or out of your account. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.


FIDELITY SYSTEMATIC EXCHANGE
PROGRAM TO MOVE MONEY FROM
CLASS O TO CLASS A OR CLASS
T OF A FIDELITY ADVISOR FUND.

MINIMUM                            FREQUENCY                   PROCEDURES

$100                               Monthly, quarterly,         (small solid bullet) To set
                                   semi-annually, or annually  up, call your investment
                                                               professional or call
                                                               Fidelity at the appropriate
                                                               number found in "General
                                                               Information" after both
                                                               accounts are opened.

                                                               (small solid bullet) To make
                                                               changes, call your
                                                               investment professional or
                                                               call Fidelity at the
                                                               appropriate number found in
                                                               "General Information." Call
                                                               at least 2 business days
                                                               prior to your next scheduled
                                                               exchange date.

                                                               (small solid bullet) The
                                                               account from which the
                                                               exchanges are to be
                                                               processed must have a
                                                               minimum balance of $10,000.
                                                               The account into which the
                                                               exchange is being processed
                                                               must have a minimum balance
                                                               of $1,000.




FIDELITY SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR CLASS O ACCOUNT TO YOU
OR TO YOUR BANK CHECKING
ACCOUNT.



MINIMUM  MAXIMUM  FREQUENCY               PROCEDURES

$100     $50,000  Monthly, quarterly, or  (small solid bullet) Accounts
                  semi-annually           with a value of $10,000 or
                                          more in Class O shares are
                                          eligible for this program.

                                          (small solid bullet) To set
                                          up, call your investment
                                          professional or call
                                          Fidelity at the appropriate
                                          number found in "General
                                          Information" for instructions.

                                          (small solid bullet) To make
                                          changes, call your
                                          investment professional or
                                          call Fidelity at the
                                          appropriate number found in
                                          "General Information." Call
                                          at least 10 business days
                                          prior to your next scheduled
                                          withdrawal date.


OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund and certain transactions through automatic withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in
a fund. Call Fidelity at    1-888-622-3175     if you need additional
copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in December.

DISTRIBUTION OPTIONS

The following distribution options are applicable only to those
   investors     who hold shares of a fund directly.

When you open an account, specify how you want to receive your distributions. The following options may be available for Class O's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions will be automatically reinvested in additional Class O shares of the fund. If you do not indicate a choice, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional Class O shares of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gain distributions will be paid in cash.

Not all distribution options are available for every account. If you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of
short-term capital gains are taxable to you as ordinary income   ,
while each     fund's distributions of long-term capital gains are
taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital
gain or loss on your investment in a fund    generally     is the
difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES


FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of    March 25, 1999    , FMR had approximately $   521.7
    billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide
investment advisory services for    each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also
provide investment advisory services for    each fund.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

George Vanderheiden is vice president and manager of Destiny I which he has managed since 1980. He also manages other Fidelity funds. Mr. Vanderheiden is a member of the Board of Directors for FMR Corp. He joined Fidelity in 1971.

Beth Terrana is vice president and manager of Destiny II, which she has managed since June 1998. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security,
industry   ,     or market sector. The views expressed by any such
person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment decreases the management fee if a fund has performed worse than the S&P 500. After December 31, 2000, no performance adjustment will be applied to the basic fee.

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 1999, the group fee rate was    0.2801    % for Destiny
I and the group fee rate was    0.2801    % for Destiny II. The
individual fund fee rate is 0.17% for Destiny I and 0.30% for Destiny
II.

The basic fee for Destiny I and Destiny II for the fiscal year ended
September 30, 1999 was    0.45    % and    0.58    %, respectively, of
the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period Destiny I's and Destiny II's performance to that of the S&P 500.

For Destiny I and Destiny II, the performance period is the most recent 36-month period.

The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is then subtracted from the basic fee if Class O's performance is worse than that of the S&P 500. The maximum annualized performance adjustment rate is -0.24% of the fund's average net assets up to and including $100,000,000 and -0.20% of the fund's average net assets in excess of $100,000,000 over the performance period.

The total management fee for the fiscal year ended September 30, 1999,
was    0.29    % of the fund's average net assets for Destiny I and
   0.45    % of the fund's average net assets for Destiny II.

FMR pays FMR U.K. and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements,
which may be    discontinued     by FMR at any time, can decrease a
class's expenses and boost its performance.

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Class O's shares.

Class O of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class O shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class O.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Destiny Portfolios, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you
    understand Class O's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the tables represent the rate that an
investor would have earned (or        lost) on an investment in the
   class     (assuming reinvestment of all dividends and
distributions). This        information has been audited by
   Deloitte & Touche LLP (1999 annual information only)    ,
independent accountants, whose reports, along with each fund's
financial highlights and financial statements, are included in    each
fund's     annual report.    Annual information prior to 1999 was
audited by PricewaterhouseCoopers LLP.     A free copy of    each
annual report is available upon request.


DESTINY I - CLASS O

Years ended September 30,        1999         1998         1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 24.58      $ 25.08      $ 20.41      $ 18.78      $ 17.70
period

Income from Investment
Operations

 Net investment income            .42 C        .44 C        .49 C        .45          .41

 Net realized and unrealized      4.13         1.56         6.36         2.42         3.54
gain (loss)

 Total from investment            4.55         2.00         6.85         2.87         3.95
operations

Less Distributions

 From net investment income       (.42)        (.47)        (.45)        (.43)        (.34)

 From net realized gain           (2.17)       (2.03)       (1.73)       (.81)        (2.53)

 Total distributions              (2.59)       (2.50)       (2.18)       (1.24)       (2.87)

Net asset value, end of period   $ 26.54      $ 24.58      $ 25.08      $ 20.41      $ 18.78

TOTAL RETURN A,B                  18.99%       8.72%        36.29%       16.04%       27.49%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,977,155  $ 6,206,058  $ 5,960,742  $ 4,565,482  $ 4,053,389
(000 omitted)

Ratio of expenses to average      .32%         .33%         .39%         .65%         .68%
net assets

Ratio of expenses to average      .31% D       .33%         .38% D       .65%         .68%
net assets after expense
reductions

Ratio of net investment           1.55%        1.71%        2.20%        2.40%        2.35%
income to average net assets

Portfolio turnover                36%          27%          32%          42%          55%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS.
   C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   DESTINY II - CLASS O


Years ended September 30,        1999         1998         1997         1996 E       1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.07      $ 14.40      $ 11.61      $ 10.57      $ 9.52
period

Income from Investment
Operations

 Net investment income            .12 C        .18 C        .27 C        .24          .22

 Net realized and unrealized      3.73         .71          3.52         1.34         1.99
gain (loss)

 Total from investment            3.85         .89          3.79         1.58         2.21
operations

Less Distributions

 From net investment income       (.12)        (.25)        (.25)        (.22)        (.17)

 From net realized gain           (3.04)       (.97)        (.75)        (.32)        (.99)

 Total distributions              (3.16)       (1.22)       (1.00)       (.54)        (1.16)

Net asset value, end of period   $ 14.76      $ 14.07      $ 14.40      $ 11.61      $ 10.57

TOTAL RETURN A,B                  30.06%       6.64%        34.72%       15.43%       26.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,226,303  $ 3,969,409  $ 3,609,144  $ 2,538,407  $ 2,031,762
(000 omitted)

Ratio of expenses to average      .48%         .48%         .54%         .78%         .80%
net assets

Ratio of expenses to average      .47% D       .48%         .53% D       .78%         .80%
net assets after expense
reductions

Ratio of net investment           .79%         1.23%        2.11%        2.38%        2.33%
income to average net assets

Portfolio turnover                77%          106%         35%          37%          52%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS.
   C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.
   E PER-SHARE DATA HAVE BEEN ADJUSTED FOR A 3 FOR 1 SHARE SPLIT PAID JUNE 21, 1996.

   ADDITIONAL PERFORMANCE INFORMATION

   Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. The Lipper Large-Cap Value Funds Average and the Lipper Large-Cap Core Funds Average reflect the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper Large-Cap Supergroup Average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. The following information compares each fund's Class O performance to two new Lipper comparison categories.
   AVERAGE ANNUAL RETURNS

For the periods ended         Past 1 year  Past 5 years  Past 10 years
December 31, 1998

DESTINY I - CLASS O            25.63%       22.77%        21.23%

Lipper Large-Cap Value Funds   18.75%       19.93%        16.50%
Average

Lipper Large-Cap Supergroup    27.83%       20.98%        17.68%
Average

DESTINY II - CLASS O           28.11%       22.69%        21.65%

Lipper Large-Cap Core Funds    25.61%       20.69%        17.42%
Average

Lipper Large-Cap Supergroup    27.83%       20.98%        17.68%
Average












[This Page Intentionally Left Blank]

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at
   1-888-622-3175    .

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-1796

   Fidelity, Fidelity Investments & (Pyramid) Design and Fidelity
Investments are registered trademarks of FMR Corp    .

The third party marks appearing above are the marks of their respective owners.

                                                     DES-pro-1199


SPONSOR
FIDELITY DISTRIBUTORS CORPORATION
82 Devonshire Street
Boston, Massachusetts 02109

   C    USTODIAN
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts

TRANSFER AND SHAREHOLDERS'
SERVICING AGENT
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8300
Boston, Massachusetts 02266-8300
FOR ACTIVE PLANS CALL:
Nationwide: 1-800-225-5270

FIDELITY SERVICE COMPANY, INC.
P.O. Box 770002
Cincinnati, OH 45277-0002
Nationwide: 1-800-433-0734

AUDITORS
   PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts





I.DES-PRO-119   9
1.476237.10   2              (recycle logo) Printed on recycled paper




Fidelity
Systematic
Investment Plans:

   Destiny Plans I: N
   Destiny Plans II: N

PROSPECTUS

   NOVEMBER 26    , 1999

FIDELITY SYSTEMATIC INVESTMENT PLANS:

DESTINY PLANS I:    N     AND DESTINY PLANS II:    N

 The Destiny Plans are systematic investment plans that allow you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes two Destiny Plans:
Destiny Plans I:    N and Destiny Plans II: N (formerly known as
Destiny Plans I:     New and Destiny Plans II: New   ) (the
    "Plans"). You may make fixed monthly investments in a Plan for a term of either 10 or 15 years. You may continue to make investments for as long as 25 years. You may invest in one of several monthly investment plan amounts and may make investments of as little as $50 per month. Investments in your Plan are applied to the purchase of
Class N    shares     of one of the Fidelity Destiny Portfolios.
Destiny Plans I:    N     purchases Class N shares of Fidelity Destiny
Portfolios:    Destiny     I, and Destiny Plans II:    N     purchases
Class N shares of Fidelity Destiny Portfolios:    Destiny     II (the
"Funds").

 The Plans charge Creation and Sales Charges equal to as much as 50%
of each of your first twelve monthly investments.    Over the life of
a 10-year Plan, these Creation and Sales Charges range from 5.00% of the total amount invested on a $6,000 Plan ($50 a month) to 1.50% of the total amount invested on a $1,200,000 Plan ($10,000 a month). Over the life of a 15-year Plan, these Creation and Sales Charges range from 3.33% of the total amount invested on a $9,000 Plan ($50 a month) to 1.00% of the total amount invested in a $1,800,000 Plan ($10,000 a month). The Creation and Sales Charges are deducted from your Plan investments, and the balance is invested in Class N shares of the Funds. Class N shares of the Funds are subject to certain annual expenses, including management fees, 12b-1 fees and transfer agent fees. The Creation and Sales Charges and the other fees and expenses that either you or your Plan will pay are described in the "Fees and Expenses" section, beginning on page 6.

 YOUR PLAN AND YOUR PLAN'S INVESTMENT IN FUND SHARES IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD NOT PURCHASE A PLAN IF YOU ARE SEEKING QUICK PROFITS OR IF YOU MIGHT BE UNABLE TO COMPLETE THE PLAN. If you terminate or withdraw from your Plan in the early years of your Plan, you may incur a loss because the full amount of the Creation and Sales Charges are deducted from your first twelve investments. Your Plan does not eliminate the risk involved in the ownership of individual securities, and your Plan's value will increase or decrease over time as the result of increases or decreases in the price of the securities owned by the Fund. You will incur a loss if you terminate your Plan at a time when the value of your Plan's shares is less than
their cost.    Advance payment of any of your monthly investments
increases the possibility that a loss may result from early termination. You have the right to a refund of the current value of your investment in Class N shares and the full amount of the
Creation and Sales charges you have paid within 45 days of the purchase of a Plan. You also have a right to a refund of some or all of your Plan investment within 18 months of the purchase of a Plan.
These rights are subject to the condi   tions described in the "Your
Cancellation and Refund Rights" section on page 21.

    Class N shares of the Funds are available to the public only
through the Plans described in this prospectus. You     do not have to
purchase a Plan to make monthly investments in mutual funds. Other mutual funds managed by the Funds' investment adviser have investment objectives similar in many respects to those of the Funds. Your
investment in shares of these other funds    would     be subject to
charges that    may differ from, and in some cases be less than, those
which     apply to an investment in the Plans.

 Plans established while this Prospectus is effective are governed by the terms of this Prospectus, including all the rules, rights, privileges and benefits it describes. THEREFORE IT IS IMPORTANT THAT YOU READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE. No
salesman, dealer, or other person is authorized by    Fidelity
Distributors Corporation    , Fidelity Systematic Investment Plans, or
Fidelity Destiny Portfolios to give any information or make any representation that is not contained in either the Prospectus of the Plans, the Prospectus of Fidelity Destiny Portfolios, or in other printed or written material issued by the Sponsor, the Plans, or Fidelity Destiny Portfolios. You should only rely upon the information contained in these prospectuses.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS AGAINST THE LAW. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR FIDELITY DESTINY PORTFOLIOS.

   [This Page Intentionally Left Blank]

TABLE OF CONTENTS


                                                                      PAGE

FIDELITY SYSTEMATIC                                                   1
INVESTMENT PLANS

TABLE OF CONTENTS                                                     3

HOW THE FIDELITY DESTINY                                              4
PLANS CAN HELP YOU MEET YOUR
OBJECTIVES

INVESTMENT OBJECTIVE OF THE                                           4
FUNDS

HOW TO START A DESTINY PLAN                                           4

                                1.   Tax-Advantaged Retirement        4
                                     Plans

FEES AND EXPENSES                                                     5

                                1.   Creation and Sales Charges       5

                                2.   Account Fees                     17

KEEPING YOUR PLAN CURRENT                                             17

DOLLAR-COST AVERAGING AND                                             17
DIVERSIFICATION

PLAN FEATURES AND YOUR RIGHTS                                         18
AND PRIVILEGES

                                1.   Automatic Investment Program     18
                                     and Government Allotments

                               2.    Rights of Accumulation           18

                                3.   Distributions                    18

                                4.   Federal Income Tax Withholding   18

                                5.   Your Voting Rights               18

                                6.   Making Advance Investments       18

                                7.   Changing the Face Amount of      19
                                     Your Plan

                                8.   Extended Investment Option       19

                                9.   Partial Liquidation of Your      19
                                     Plan

                                10.  Systematic Withdrawal Program    19

                                11.  Transferring or Assigning        19
                                     Your Rights in a Plan

                                12.  Transfer of Broker               20

                                13.  Your Cancellation and Refund     20
                                     Rights

                                14.  Terminating Your Plan            20

                                15.  Completed Plans and Exchanges    20

                                16.  Plan Reinstatement               20

                                17.  Taxes                            21

                                18.  Termination of Your Plan by      21
                                     the Sponsor or Custodian

SUBSTITUTION OF THE                                                   21
UNDERLYING INVESTMENT

GENERAL                                                               22

THE CUSTODIAN                                                         22

THE SPONSOR                                                           22

ILLUSTRATION OF TWO                                                   23
HYPOTHETICAL DESTINY PLANS

GLOSSARY                                                              27

FINANCIAL STATEMENTS                                                  29

FIDELITY DESTINY PORTFOLIOS                                           F-1
PROSPECTUS



HOW T   H    E FIDELITY D   ESTI    NY PLANS CAN HELP YOU MEET YOUR
OBJECTIVES


 Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. The Destiny Plans are designed to help. The Plans make it possible for you to build equity over a period of years by investing a
modest sum each month in shares    of the Destiny Funds    .

    The Destiny Fund's are mutual funds, the value of whose shares are
subject to fluctuations in the values of their     underlying
securities. A Plan calls for monthly investments at regular intervals regardless of the value of the Fund's shares. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating the Plan at a time when the value of the Fund shares you own is less than their cost will result in a loss. You should therefore consider your financial ability to continue and complete a Plan.

 Before opening a Plan you should    also     consider the following:

1. A Plan represents an agreement    among     Fidelity Distributors
Corporation (the "Sponsor"), State Street Bank and Trust Company
   (the "Custodian"), and you     (the    "Planholder"    ) under
which amounts invested, after deduction of    the     Creation and
Sales Charges, are used to purchase shares of the Funds at net asset value.

   2. Investments made through the Plans will not result in direct ownership of shares of the Funds, but rather will represent an interest in a series of a unit investment trust, which will have direct ownership of Class N shares of a Fund. You will have a beneficial interest in the underlying Fund's shares.

3. Unlike most other plans of this type, the Funds do not sell their
shares directly to the public.    Investments     in the Funds may be
made only through the trust arrangements provided by the Plans.

4. The Plans    charge     Creation and Sales Charges, sometimes
called a "front-end load". If you were to terminate your Plan between
   45 days     and 18 months, the amount of Creation and Sales Charges
that would not be refunded to you could be as much as 15% of your total investments made up to the time you terminate your Plan. If you terminate your Plan after 18 months, the amount of Creation and Sales Charges that would not be refunded to you could be as much as
33.3   3    % of your total investments. However, if you complete a
15-year Plan, the maximum Creation and Sales Charge would be    no
higher than     3.33% of your total investments. Accordingly, a Plan
   would     not    be suitable as a     short-term investment. See
the section called "Fees and Expenses" on page 7.

INVESTMENT OBJECTIVE OF THE FUNDS

 Fidelity Destiny Portfolios    is     an open-end    management
investment company, consisting of two separate    portfolios    ,
Destiny I and Destiny II. The Funds are diversified mutual funds   ,
    an investment vehicle that pools shareholders' money and invests it in a number of different securities. Each Fund's objective is to
seek    capital growth    .

    The Fund's investments are managed by Fidelity Management &
Research Company (FMR). FMR's principal investment strategies include:

   (solid bullet) Normally investing primarily in common stocks.

   (solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

   (solid bullet) Investing in domestic and foreign issuers.

   (solid bullet) Investing in either "growth" stocks or "value" stocks or both.

   (solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

 The investment objective, policies and restrictions of the Funds are described in the accompanying Fidelity Destiny Portfolios prospectus, which begins on page F-1.

 For more information about the business experience of FMR, see
   "Fund Management"     on page    F-18     of the Funds' prospectus.

HOW TO START A DESTINY PLAN

 To start a Plan, you should complete a Plan Application and mail it to the address specified on the application. Your application asks you
to choose either a 10-year    Plan     or a 15-year Plan, and the
amount of your monthly investment. You should include a check in the amount of the first monthly investment, made payable to Destiny Plans
I:    N     or Destiny Plans II:    N    , as the case may be, when
you return the completed application to the address on the application. Alternatively, you may establish an Automatic Investment Program or, if you are a member of the military, a government
allotment, so that    your monthly investments are automatically sent
to the Plans. (See "Automatic Investment Program and Government Allotments" on page 20.) After your Plan Application and initial investment is received in proper form by the Sponsor, the applicable Creation and Sales Charges will be deducted. The balance of
your investment will be invested in Class N    shares     of the
Funds, and you will receive a confirmation statement showing the number of whole and fractional shares purchased for your Plan account.

 If you do not establish an Automatic Investment Program or a government allotment, you may send subsequent monthly investments,
made payable to Destiny Plans I:    N     or Destiny Plans II:
   N    ,    as the case may be    , directly to the Custodian,
   c/o     Boston Financial Data Services, Inc. (Boston Financial), at
P.O. Box 8300, Boston, Massachusetts 02266-8300.    Subsequent
investments in your Plan will also be applied toward the purchase of Class N shares of the Funds at the current NAV of Class N after the deduction of any applicable Creation and Sales Charges.

       1. TAX-ADVANTAGED RETIREMENT PLANS

 The Plans may serve as the investment vehicle for tax-advantaged retirement plans, including individual retirement accounts (IRAs) and qualified money purchase pension and profit sharing plans. However, the only retirement plan made available by Fidelity Destiny Portfolios is the Fidelity Destiny IRA (which includes SEP IRAs, traditional IRAs and Roth IRAs). IRA plans can be established through contributions, through a rollover, or through a trustee-to-trustee transfer of IRA assets from another financial institution. These rollovers or transfers may contain assets that originated from an employer-sponsored retirement plan or annual IRA contributions.

 Detailed information concerning the Fidelity Destiny IRA is available
from the Sponsor    or your representative    . This information
should be read carefully. The information describes the additional service fees charged for IRAs and describes the federal income tax consequences of establishing an IRA. You may wish to consult with an attorney or tax adviser before establishing a Fidelity Destiny IRA.

 Under the Fidelity Destiny IRA, dividends and distributions will be reinvested automatically in additional Fund shares. You may not establish a new Destiny tax-advantaged retirement plan by changing the registration of an existing Destiny Plan account. The annual maintenance fee charged by the Custodian to each Fidelity Destiny IRA
account is $10. This $10 fee will be deducted from    Plan     shares
unless it is paid in advance.

FEES AND EXPENSES

 Your Plan pays two kinds of fees: Creation and Sales Charges and
Account Fees.        Each of these fees is described in more detail
below.

 Your Plan also indirectly pays the fees imposed on Class N shares of
the    F    unds, including management fees, 12b-1 fees and transfer
agent fees. Your Plan indirectly pays these fees because it invests in
Class N    shares     of the Funds. For more information about the
fees payable by the Funds, see "   Fee Table    " on page    F-6
    of the Funds' prospectus.

       1. CREATION AND SALES CHARGES

 You will pay Creation and Sales Charges equal to as much as 50% of your first twelve investments in your Plan. When you have completed a 10-year Plan (120 monthly investments), the Creation and Sales Charges you paid on your first twelve investments will amount to as much as 5.00% of your total Plan investments, assuming that you invest in a Plan with the smallest monthly investment of $50 a month ($6,000 Face Amount). The percentage of Creation and Sales Charges for each invested dollar decreases proportionately as Face Amount increases. The Creation and Sales Charges on the largest 10-year plan size, $10,000 a month ($1,200,000 Face Amount), amount to 1.5% of your total Plan investments.

 When you have completed a 15-year Plan (180 monthly investments), the Creation and Sales Charges you paid on your first twelve investments will amount to as much as 3.33% of your total Plan investments, assuming a monthly investment amount of $50 a month ($9,000 Face Amount). The Creation and Sales Charges on the largest 15-year plan size, $10,000 a month ($1,800,000 Face Amount), amount to 1.00% of your total Plan investments.

 You have certain    cancellation and     refund rights, described on
page 23. However, these rights are limited, and early termination of your Plan or your inability to complete your Plan may result in your having paid Creation and Sales Charges that represent a substantial percentage of your total investments in your Plan. For example, if you terminate your Plan between 45 days and 18 months after you start your Plan, the Creation and Sales Charges that would not be refunded to you could be as much as 15% of your total investments made. If you terminate your Plan after 18 months, the Creation and Sales Charges that would not be refunded to you could be as much as 33.33% of your total investments made.

 The following tables illustrate the effect of the Creation and Sales Charges on Plans with different monthly investment amounts and different Plan lengths.

CREATION AND SALES CHARGES
10-YEAR PLANS
(120 INVESTMENTS)

MONTHLY INVESTMENT  TOTAL FACE AMOUNT OF PLAN  CREATION AND SALES CHARGES  TOTAL CREATION AND  SALES  PERCENTAGE OF TOTAL
                                               PER FIRST 12 INVESTMENTS    CHARGES                    INVESTMENT IN PLAN*

$ 50.00              $6,000.00                  $25.00                      $300.00                    5.00%

 75.00              $9,000.00                   37.50                       $450.00                    5.00%

 100.00             $12,000.00                  50.00                       $600.00                    5.00%

 125.00             $15,000.00                  62.50                       $750.00                    5.00%

 150.00             $18,000.00                  75.00                       $900.00                    5.00%

 166.66             $19,999.20                  83.33                       $999.96                    5.00%

 200.00             $24,000.00                  100.00                      $1,200.00                  5.00%

 250.00             $30,000.00                  125.00                      $1,500.00                  5.00%

 300.00             $36,000.00                  150.00                      $1,800.00                  5.00%

 350.00             $42,000.00                  175.00                      $2,100.00                  5.00%

 400.00             $48,000.00                  200.00                      $2,400.00                  5.00%

 450.00             $54,000.00                  225.00                      $2,700.00                  5.00%

 500.00             $60,000.00                  250.00                      $3,000.00                  5.00%

 600.00             $72,000.00                  300.00                      $3,600.00                  5.00%

 700.00             $84,000.00                  350.00                      $4,200.00                  5.00%

 800.00             $96,000.00                  400.00                      $4,800.00                  5.00%

 900.00             $108,000.00                 450.00                      $5,400.00                  5.00%

 1,000.00           $120,000.00                 500.00                      $6,000.00                  5.00%

 1,250.00           $150,000.00                 625.00                      $7,500.00                  5.00%

 1,500.00           $180,000.00                 675.00                      $8,100.00                  4.50%

 1,750.00           $210,000.00                 700.00                      $8,400.00                  4.00%

 2,000.00           $240,000.00                 750.00                      $9,000.00                  3.75%

 2,500.00           $300,000.00                 812.50                      $9,750.00                  3.25%

 5,000.00           $600,000.00                 1,250.00                    $15,000.00                 2.50%

 10,000.00          $1,200,000.00               1,500.00                    $18,000.00                 1.50%



MONTHLY INVESTMENT  PERCENTAGE OF NET INVESTMENT
                    IN PLAN*

$ 50.00              5.26%

 75.00               5.26%

 100.00              5.26%

 125.00              5.26%

 150.00              5.26%

 166.66              5.26%

 200.00              5.26%

 250.00              5.26%

 300.00              5.26%

 350.00              5.26%

 400.00              5.26%

 450.00              5.26%

 500.00              5.26%

 600.00              5.26%

 700.00              5.26%

 800.00              5.26%

 900.00              5.26%

 1,000.00            5.26%

 1,250.00            5.26%

 1,500.00            4.71%

 1,750.00            4.17%

 2,000.00            3.90%

 2,500.00            3.36%

 5,000.00            2.56%

 10,000.00           1.52%


* Assuming completion of your Plan. "Investment" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

CREATION AND SALES CHARGES
15-YEAR PLANS
(180 INVESTMENTS)

MONTHLY INVESTMENT  TOTAL FACE AMOUNT OF PLAN  CREATION AND SALES CHARGES  TOTAL CREATION AND  SALES  PERCENTAGE OF TOTAL
                                               PER FIRST 12 INVESTMENTS    CHARGES                    INVESTMENT IN  PLAN*

 $50.00              $9,000.00                  $25.00                      $300.00                    3.33%

 75.00              $13,500.00                  37.50                       $450.00                    3.33%

 100.00             $18,000.00                  50.00                       $600.00                    3.33%

 125.00             $22,500.00                  62.50                       $750.00                    3.33%

 150.00             $27,000.00                  75.00                       $900.00                    3.33%

 166.66             $29,998.80                  83.33                       $999.96                    3.33%

 200.00             $36,000.00                  100.00                      $1,200.00                  3.33%

 250.00             $45,000.00                  125.00                      $1,500.00                  3.33%

 300.00             $54,000.00                  150.00                      $1,800.00                  3.33%

 350.00             $63,000.00                  175.00                      $2,100.00                  3.33%

 400.00             $72,000.00                  200.00                      $2,400.00                  3.33%

 450.00             $81,000.00                  225.00                      $2,700.00                  3.33%

 500.00             $90,000.00                  250.00                      $3,000.00                  3.33%

 600.00             $108,000.00                 300.00                      $3,600.00                  3.33%

 700.00             $126,000.00                 350.00                      $4,200.00                  3.33%

 800.00             $144,000.00                 400.00                      $4,800.00                  3.33%

 900.00             $162,000.00                 450.00                      $5,400.00                  3.33%

 1,000.00           $180,000.00                 500.00                      $6,000.00                  3.33%

 1,250.00           $225,000.00                 625.00                      $7,500.00                  3.33%

 1,500.00           $270,000.00                 675.00                      $8,100.00                  3.00%

 1,750.00           $315,000.00                 700.00                      $8,400.00                  2.67%

 2,000.00           $360,000.00                 750.00                      $9,000.00                  2.50%

 2,500.00           $450,000.00                 812.50                      $9,750.00                  2.17%

 5,000.00           $900,000.00                 1,250.00                    $15,000.00                 1.67%

 10,000.00          $1,800,000.00               1,500.00                    $18,000.00                 1.00%



MONTHLY INVESTMENT   PERCENTAGE OF NET INVESTMENT
                     IN  PLAN*

 $50.00               3.45%

 75.00                3.45%

 100.00               3.45%

 125.00               3.45%

 150.00               3.45%

 166.66               3.45%

 200.00               3.45%

 250.00               3.45%

 300.00               3.45%

 350.00               3.45%

 400.00               3.45%

 450.00               3.45%

 500.00               3.45%

 600.00               3.45%

 700.00               3.45%

 800.00               3.45%

 900.00               3.45%

 1,000.00             3.45%

 1,250.00             3.45%

 1,500.00             3.09%

 1,750.00             2.74%

 2,000.00             2.56%

 2,500.00             2.21%

 5,000.00             1.69%

 10,000.00            1.01%


* Assuming completion of your Plan. "Investment" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

CREATION AND SALES CHARGES
EXTENDED INVESTMENT OPTION*
(300 INVESTMENTS)

MONTHLY INVESTMENT TOTAL FACE AMOUNT OF PLAN  CREATION AND SALES CHARGES  TOTAL CREATION AND  SALES  PERCENTAGE OF TOTAL
                                              PER FIRST 12 INVESTMENTS    CHARGES                    INVESTMENT IN  PLAN**

$ 50.00             $15,000.00                 $25.00                      $300.00                    2.00%

 75.00             $22,500.00                  37.50                       $450.00                    2.00%

 100.00            $30,000.00                  50.00                       $600.00                    2.00%

 125.00            $37,500.00                  62.50                       $750.00                    2.00%

 150.00            $45,000.00                  75.00                       $900.00                    2.00%

 166.66            $49,998.00                  83.33                       $999.96                    2.00%

 200.00            $60,000.00                  100.00                      $1,200.00                  2.00%

 250.00            $75,000.00                  125.00                      $1,500.00                  2.00%

 300.00            $90,000.00                  150.00                      $1,800.00                  2.00%

 350.00            $105,000.00                 175.00                      $2,100.00                  2.00%

 400.00            $120,000.00                 200.00                      $2,400.00                  2.00%

 450.00            $135,000.00                 225.00                      $2,700.00                  2.00%

 500.00            $150,000.00                 250.00                      $3,000.00                  2.00%

 600.00            $180,000.00                 300.00                      $3,600.00                  2.00%

 700.00            $210,000.00                 350.00                      $4,200.00                  2.00%

 800.00            $240,000.00                 400.00                      $4,800.00                  2.00%

 900.00            $270,000.00                 450.00                      $5,400.00                  2.00%

 1,000.00          $300,000.00                 500.00                      $6,000.00                  2.00%

 1,250.00          $375,000.00                 625.00                      $7,500.00                  2.00%

 1,500.00          $450,000.00                 675.00                      $8,100.00                  1.80%

 1,750.00          $525,000.00                 700.00                      $8,400.00                  1.60%

 2,000.00          $600,000.00                 750.00                      $9,000.00                  1.50%

 2,500.00          $750,000.00                 812.50                      $9,750.00                  1.30%

 5,000.00          $1,500,000.00               1,250.00                    $15,000.00                 1.00%

 10,000.00         $3,000,000.00               1,500.00                    $18,000.00                 0.60%



MONTHLY INVESTMENT   PERCENTAGE OF NET INVESTMENT
                     IN  PLAN**

$ 50.00               2.04%

 75.00                2.04%

 100.00               2.04%

 125.00               2.04%

 150.00               2.04%

 166.66               2.04%

 200.00               2.04%

 250.00               2.04%

 300.00               2.04%

 350.00               2.04%

 400.00               2.04%

 450.00               2.04%

 500.00               2.04%

 600.00               2.04%

 700.00               2.04%

 800.00               2.04%

 900.00               2.04%

 1,000.00             2.04%

 1,250.00             2.04%

 1,500.00             1.83%

 1,750.00             1.63%

 2,000.00             1.52%

 2,500.00             1.32%

 5,000.00             1.01%

 10,000.00            0.60%


* For a description of the Extended Investment Option, see page 21.

** Assuming completion of your Plan. "Investment" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

ILLUSTRATION OF A $50 MONTHLY INVESTMENT IN A PLAN


                               AT THE END OF YOUR  PLAN*                            AT THE END OF 6 MONTHS  (6
                                                                                    INVESTMENTS)

                               AMOUNT                     % OF TOTAL INVESTMENTS**  AMOUNT

10 YEARS (120 INVESTMENTS)

Total Investments              $ 6,000.00                  100.00%                  $ 300.00

Less: Creation and Sales        300.00                     5.00                      150.00
Charges

Net Amount Invested in Plan     5,700.00                   95.00                     150.00

15 YEARS (180 INVESTMENTS)

Total Investments              $ 9,000.00                  100.00%                  $ 300.00

Less: Creation and Sales        300.00                     3.33                      150.00
Charges

Net Amount Invested in Plan     8,700.00                   97.67                     150.00

25 YEARS (300 INVESTMENTS)***

Total Investments              $ 15,000.00                 100.00%                  $ 300.00

Less: Creation and Sales        300.00                     2.00                      150.00
Charges

Net Amount Invested in Plan     14,700.00                  98.00                     150.00




                                                         AT THE END OF 1 YEAR  (12
                                                         INVESTMENTS)

                               % OF TOTAL INVESTMENTS**  AMOUNT                     % OF TOTAL INVESTMENTS**

10 YEARS (120 INVESTMENTS)

Total Investments               100.00%                  $ 600.00                    100.00%

Less: Creation and Sales        50.00                     300.00                     50.00
Charges

Net Amount Invested in Plan     50.00                     300.00                     50.00

15 YEARS (180 INVESTMENTS)

Total Investments               100.00                   $ 600.00                    100.00%

Less: Creation and Sales        50.00                     300.00                     50.00
Charges

Net Amount Invested in Plan     50.00                     300.00                     50.00

25 YEARS (300 INVESTMENTS)***

Total Investments               100.00                   $ 600.00                    100.00%

Less: Creation and Sales        50.00                     300.00                     50.00
Charges

Net Amount Invested in Plan     50.00                     300.00                     50.00



                               AT THE END OF 2 YEARS  (24
                               INVESTMENTS)

                               AMOUNT                      % OF TOTAL INVESTMENTS**

10 YEARS (120 INVESTMENTS)

Total Investments              $ 1,200.00                   100.00%

Less: Creation and Sales        300.00                      25.00
Charges

Net Amount Invested in Plan     900.00                      75.00

15 YEARS (180 INVESTMENTS)

Total Investments              $ 1,200.00                   100.00%

Less: Creation and Sales        300.00                      25.00
Charges

Net Amount Invested in Plan     900.00                      75.00

25 YEARS (300 INVESTMENTS)***

Total Investments              $ 1,200.00                   100.00%

Less: Creation and Sales        300.00                      25.00
Charges

Net Amount Invested in Plan     900.00                      75.00


* Assuming completion of your Plan.

   ** "Investments" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

*** The 25-years (300 investments) schedule reflects the charges
applicable to a 15-year Plan which is continued    under the Extended
Investment Option. For a description of the Extended Investment
Option, see page 21.

       2. ACCOUNT FEES

 You may also pay additional Account Fees to the Custodian for certain
services provided by the Custodian    or its affiliated bookkeeping
and administrative service agent, Boston Financial (see "The
Custodian" on page 20).     These    additional Account Fees     are
described below.

 COMPLETED PLAN FEE: An annual fee of $12 or 2/10ths of 1% of the Face Amount of the Plan, whichever is less, will be charged if you have
completed your Plan but have elected not to hold Class N    shares
of the Fund directly. (See "Completed    Plans and Exchanges    " on
page 22.)

 INACTIVE ACCOUNT FEE: An annual $12 fee will also be charged to your
Plan if you have not completed your Plan    and your Plan is not
current. (See "Keeping Your Plan Current" on page 19.)

 TERMINATION FEE: A fee of $2.50 will be charged to your Plan if you
make a complete withdrawal or you terminate    your Plan prior to
completion. (See "Terminating Your Plan" on page 22.)

 RETURNED CHECK FEE: A fee of $2.50 will be charged to your Plan for any check or preauthorized check which is not honored by the bank on which it is drawn.

 FIDELITY DESTINY IRA MAINTENANCE FEE: If you have a Fidelity Destiny
IRA, you will be charged an annual $10 maintenance fee    and certain
additional service fees.     (See "Tax-Advantaged Retirement Plans" on
page .)

 The Custodian deducts    these Account Fees     from your Plan
account.    If possible,     these fees are paid first from dividends
and distributions.    However,     if necessary,    these fees may be
paid out of     principal f   rom the proceeds of the sale of Fund
Shares in your Plan account. The Custodian has a lien on your shares to the extent of these rights.

 Except as described in this "Fees and Expenses" section, there are
currently no other    fees or expenses charged     against    the
Plans or     Planholder accounts (or deducted from Fund dividends or
distributions) to compensate the    Custodian     or the
   Sponsor     for their services.    All other fees     or
   expenses that could     otherwise be charged to the Plans    and
the     Planholders (or deducted from Fund dividends or distributions)
   are being voluntarily     paid by the Fund   s     or the Sponsor.
Although there is no current intention to do so, the Funds and the
Sponsor each reserve the right to    cease     paying    such fees
or    expenses    , and to cause    them     to be    charged against
the Plans or     the Planholders (   or deducted from     Fund
dividends or distributions).

KEEPING YOUR PLAN CURRENT

 Your Plan calls for monthly investments for a period of either 10 or 15 years, with the option of extending a 15-year Plan for another 10 years. You are not likely to realize the full benefit of your Plan unless you complete your Plan. You should carefully consider your ability to make monthly investments for the length of time required to complete your Plan before you start a Plan. The Plans offer an Automatic Investment Program to assist you in making your monthly investments. (See "Automatic Investment Program and Government
   Allotments" on page 21    )

 If you stop making monthly investments, your ability to benefit from dollar-cost averaging will be reduced. (See "Dollar-Cost Averaging and Diversification" below.) If you stop making monthly investments and have not made any of your monthly investments in advance of their due date, your Plan will no longer be current. An inactive account fee of $12 is charged annually if you have not completed your Plan and no investment has been made for a 12-month period, after giving credit for any prepayment of monthly investments that you may have made. This fee is deducted from dividends and distributions or, if these are not sufficient, the Custodian has the right to obtain the amount needed to pay its fee by selling Fund shares from your Plan account.

 Under current policy, one investment is required during each 6-month period of the calendar year to prevent the Plan from being in default. Your Plan may be terminated by the Sponsor or the Custodian if it is
in default. (See "Termination of Your Plan    by the Sponsor or
Custodian"     on page 24.)

DOLLAR-COST AVERAGING AND DIVERSIFICATION

 The Destiny Plans were created to utilize the investing method of
dollar-cost averaging. Dollar-cost averaging is a    strategy     of
buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. In the Destiny Plans, you invest a fixed amount on a monthly basis. Your monthly investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high. The benefit of this method is that, over time, the average cost of your shares will be lower than the average price of those shares. Dollar-cost averaging does not assure a profit or guard against a loss. If you sell your Fund shares when their value is less than their cost, you will incur a loss.

 Diversification can help you manage the investment risk by decreasing the volatility of a portfolio of securities. The Destiny Funds are
   diversified    , which means that the Funds invest in a number of
different securities.

PLAN FEATURES AND YOUR RIGHTS AND PRIVILEGES

       1. AUTOMATIC INVESTMENT PROGRAM AND GOVERNMENT
   ALLOTMENTS

 To encourage and assist you in making monthly investments and to eliminate the burden of writing a check every month, you may arrange to have your investments made automatically by
establishing     an Automatic Investment Program    or,     if you are
a member of the military, a government    allotment    .

    To initiate an Automatic Investment Program, you should complete a Preauthorized Check Transaction Form, attach a voided blank check, and send it to Boston Financial at least 15 days before the date the Automatic Investment Program is to go into effect. Boston Financial will then draft your bank account each month in the amount of the monthly Plan investment amount. Members of the military may initiate a government allotment by completing the appropriate government allotment form.

 You may change your Automatic Investment Program at any time by giving written notice to Boston Financial at least 15 days before the date on which the change is to go into effect. You may terminate your Automatic Investment Program at any time by giving written notice to Boston Financial at least 5 days before the date of the next scheduled draft. You may change or terminate a government allotment at any
time by giving notice to your government    disbursing office.

       2. RIGHTS OF ACCUMULATION

 You may qualify to pay lower Creation and Sales Charges on    any
new     Plans that    you purchase, or on existing Plans where     you
   increase the Face Amount    , by aggregating    their Face Amounts
with     the Face Amounts of    any current Plans that are registered
to you     or    your immediate family    .    Further,     when you
purchase    a     new    Plan,     or increase the Face Amount of
   an existing Plan    ,    you may also qualify to reduce the
Creation and Sales Charges you pay on future investments into any existing individual IRA Plans that are already at the $166.66 per month investment size, and which are registered to you or your
immediate family.     10-year and 15-year    p    lans may not be
combined    for purposes of taking advantage of these rights of
accumulation.

 To use this privilege, you or your investment professional must notify the Sponsor in writing that you wish to aggregate the Face Amounts of each of the Plans that qualify for rights of accumulation for the purpose of determining the applicable Creation and Sales Charges. The applications for each new Plan that you are purchasing must be submitted at the same time that you send your notice.

    Each Plan that you already own must be current at the time you send your notice. For rights of accumulation, a Plan is considered to be current if:

   (solid bullet) It has been completed and not redeemed;

   (solid bullet) It has not been completed, but has at least as many investments recorded as there are months elapsed since establishment or since being increased; or

   (solid bullet) It is a qualified retirement plan, including an IRA.

If one or more of the Plans, other than a qualified retirement plan, that are combined to take advantage of this privilege subsequently
stops making monthly investments and is no longer    current,     the
remaining Creation and Sales Charges will be recalculated to reflect the charges applicable to the Plan or Plans that remain current.

 You may only combine Plans that are registered to you, your spouse,
your children under the age of 21, or a    trustee or other fiduciary
of a single trust estate or single fiduciary account. For the purpose
of this privilege, a single     fiduciary account includes a pension,
profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code, and a trust estate or fiduciary account may have more than one beneficiary. This privilege is not available to any group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company whether jointly or through a trustee, agent, custodian or other representative for that group of individuals.

       3. DISTRIBUTIONS

 Unless you direct otherwise, all dividends and other distributions, after applicable deductions, are automatically used to purchase
additional    Class N     shares    of the Funds     at NAV as of the
record date for the distribution. No sales charge is made on any reinvestment of dividends or other distributions.

 You must instruct Boston Financial in writing if you wish to receive the dividends and other distributions in cash rather than additional shares. Your instructions must be received at least seven days before the record date of a dividend or distribution. You may change these instructions at any time. Distributions on Fidelity Destiny IRAs are automatically reinvested unless the Planholder is age 59 1/2 or older.

 Dividends and other distributions are made on a per-share basis. After every distribution, the value of a share drops by the amount of the distribution. If you make an investment shortly before the ex-dividend date of the dividend or distribution, you will pay a price for the shares that includes the amount of the dividend or distribution. This is called "buying a dividend". Dividends and distributions, if declared, are normally paid annually by each Fund, and may be taxable to you. (See "Taxes" on page 24.)

       4. FEDERAL INCOME TAX WITHHOLDING

 Boston Financial can withhold 28% of any dividend or other distribution paid by the Funds and send that amount to the Internal Revenue Service as a credit against your tax liability, if any. The amount withheld may or may not be equal to the additional taxes you may owe on the dividend or distribution. If you choose to authorize this withholding, the number of Fund shares purchased with the remainder of the dividend or distribution will be less than would otherwise have been the case.

 Withholding is available only if your Plan reinvests dividends and other distributions. It is not available for tax-advantaged retirement plans, including Fidelity Destiny IRAs. The withholding option can be started by submitting a Tax Withholding Form, which is included with your Plan Application, to Boston Financial at least 30 days before the option is to take effect. Once started, the withholding option will remain in effect until you notify Boston Financial in writing to end the withholding.

       5. YOUR VOTING RIGHTS

 You will receive a notice at least 15 days before any matter is
submitted to a vote of the shareholders of    the Funds.     The
Custodian will vote on these matters according to your instructions. In the absence of instructions on how you wish to vote, the Custodian will vote all the votes of the Plans in the same proportion as it
votes the    shares     for which it has received instructions from
other Planholders in your Plan. The number of votes you are entitled to is based upon the dollar value of your investment. If you wish to attend a meeting at which shares may be voted, you may request Boston Financial to furnish a proxy or otherwise make arrangements for exercising your voting rights.

       6. MAKING ADVANCE INVESTMENTS

    You are normally expected to make 12 regularly scheduled
investments    each calendar year. If     you    wish to     complete
your    p    lan ahead of schedule, you may make    advance
investments singly or in lump    sum amounts     at any time during
   the life of your Plan, but     the    amount     of    all     your
   advance investments     may not    exceed     48    investments in
total over the life of your Plan. These prepayment rules may be
waived     for a transfer    or rollover     of    an IRA or
tax-qualified     retirement plan    into,     a Destiny
   tax-qualified     retirement plan, or in the event of your death to
allow    your     Plan to be completed at one time by your estate or
beneficiary.    Monthly     investments may    also be paid in lump
sum amounts     to make a Plan that is in arrears current.    You pay
the same     Creation and Sales Charges    when     you make
   advance investments.

       7. CHANGING THE FACE AMOUNT OF YOUR PLAN

 You may increase the Face Amount of your Plan at any time. This is called making a Face Change to your Plan. You may choose a new Face
Amount that is one of the    m    onthly    i    nvestment amounts
shown    in the tables     on pages ,  and . Within 12 months of the
time you open a new Plan,    you     may decrease your Face Amount by
as much as 50%. Within 12 months of the time you increase the Face Amount of your Plan, you may decrease your Face Amount back to an amount not lower than the Plan's previous Face Amount. You must send your request for a change in the Face Amount of a Plan to Boston
Financial    or your representative     along with a completed Plan
Application for the new Face Amount.

 Whether you increase or decrease your Face Amount, a change in the Face Amount does not create new cancellation and refund rights. However, your Plan will be subject to the fees and deductions applicable to Plans of the same Face Amount opened at the time that you change the Face Amount of your Plan, as described in the then currently effective prospectus. The Creation and Sales Charges you have already paid on your existing Plan will be recomputed and applied as a credit to the Creation and Sales Charges due on your Plan, if any, at the time you change the Face Amount of your Plan. Any additional Creation and Sales Charges due on your Plan will be paid by liquidating Fund shares held by your Plan.

       8. EXTENDED INVESTMENT OPTION

 If you purchase a 15-year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments, automatically activating the Extended Investment
   O    ption. If you purchase a 10-year Plan, you must first change the Face Amount of your Plan to that of a 15-year Plan and complete
that Plan before activating the Extended Investment    O    ption. You
may make as many as 120 additional monthly investments. Your additional investments are subject to the same deductions as your last
scheduled investment. Your Extended Investment    O    ption will end
after your 300th monthly Plan investment.

 If you stop making investments under the Extended Investment
   O    ption, and your Plan is not current for six consecutive
months, the Sponsor or the Custodian may terminate your Plan.

       9. PARTIAL LIQUIDATION OF YOUR PLAN

 Normally, if you redeem all of your Plan shares, your Plan will terminate. However, you may sell less than all of your Plan shares without terminating your Plan. If you have owned your Plan for at least 45 days, you may direct the Custodian, as agent, to sell up to 90% of the value of your Plan shares, expressed in dollars, and to pay you the proceeds. You may make partial liquidations as often as you desire. Any partial sale of shares and cash withdrawal must involve at least $100.

 If your partial liquidation results in a cash withdrawal of more than $100,000, if the proceeds are to be sent to an address other than the address of record, or if the proceeds are to be paid to someone other than the record owner of the account, a signature guarantee is required. A signature guarantee is also required if you have changed your address within 30 days of your partial liquidation request. A signature guarantee is a widely accepted way to protect you and Fidelity by guaranteeing the signature that appears on your request. A signature guarantee may not be provided by a notary public. The Custodian will accept signature guarantees from banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions (if authorized under state law), national securities exchanges, registered securities associations, clearing agencies and savings associations. Your partial liquidation request should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. Your request must be signed and any required signature guarantee must be received in proper order before any withdrawals or liquidations can be executed.

 You may also make partial liquidations by telephone by calling
1-800-225-5270, as long as you are not withdrawing more than $100,000 from your Plan and your request does not require a signature guarantee. You may not make a partial liquidation by telephone from a Destiny tax-advantaged retirement plan.

 The redemption price for the partial liquidation will be the next determined NAV after your request is accepted. Partial liquidation requests must be made by 4:00 p.m. Eastern time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds of a partial liquidation within seven calendar days from the time Boston Financial accepts the request. However, Boston Financial will not mail redemption proceeds until checks received for the shares purchased have cleared (which may take up to 7 calendar days).

 You may realize a capital gain or loss for federal income tax purposes on partial liquidations. If assets from a Fidelity Destiny IRA are distributed directly to you, you will be responsible for any income taxes due on the distribution and, if you are under the age of 59 1/2, you may be subject to an early distribution penalty if those assets are not reinvested into another IRA within 60 days of receipt
of the distribution.    You may also be liable for any transfer or
other taxes that may be incurred on any partial liquidation or replacement.

 If you make a partial liquidation of some of your Plan shares, you may, but are not obligated to, replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 90 days from the date of the original sale. If you own a Fidelity Destiny IRA, you may replace those shares by repurchasing them, up to the dollar amount of the original sale, at any time after 45 days from the date of the original sale.

 You may replace Plan shares at any time    after 90 days    , and the
replacement need not be made in one transaction. However, the amount of any repurchase of shares following a partial liquidation must be at
least 25% of the amount liquidated or    $500,     whichever is less.
Replacements of partial liquidations should be clearly identified to distinguish them from additional investments. The Custodian or Boston Financial may require additional documentation. Your replacement will be applied to the purchase of Fund shares at the next determined NAV. Partial liquidations and replacements do not affect the total number of monthly investments to be made or the unpaid balance of monthly investments.

 The partial liquidation and replacement privileges are intended to facilitate the temporary use of funds invested in your Plan for emergency purposes. The Sponsor reserves the right to limit the number of transactions you may use to replace a partial liquidation and to impose such additional restrictions as, in its judgment, are
necessary     to conform with the requirements of Rule 2830 of the
Rules of the Association of the National Association of Securities Dealers, Inc. (NASD).

       10. SYSTEMATIC WITHDRAWAL PROGRAM

 When you have completed your Plan, you may choose to start a Systematic Withdrawal Program. If you have a Fidelity Destiny IRA and are 59 1/2 years old or older, you do not have to complete your Plan before you start a Systematic Withdrawal Program. To start this program, you direct the Custodian, as your agent, to withdraw the necessary shares from your Plan account so that the Custodian may make regular cash withdrawals on the first day of every month or every quarter. You may authorize cash withdrawals of any amount, subject to a $50 minimum. The Sponsor has established the $50 minimum for administrative convenience: it should not be considered a recommended Systematic Withdrawal amount. You may change the dollar amount of the withdrawal or stop the Systematic Withdrawal Program at any time.

 Your Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from your account. While the Systematic Withdrawal Program is in force, you may not elect to receive dividends and distributions in cash. You should realize that withdrawals in excess of the dividends and distributions paid on your Plan shares will be made from principal and eventually may exhaust your Plan account. Therefore, these withdrawals cannot be considered as income on your investment. You may also realize a capital gain or loss for federal income tax purposes upon payment of each withdrawal. If you purchase two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Withdrawal Program on a completed Plan while still making monthly investments on the uncompleted Plan.

 The Sponsor reserves the right to stop offering the Systematic
Withdrawal Program at any time after giving 90-days' notice to all Planholders who have not elected to participate in the program. If you are currently participating in the program at that time, you will be allowed to continue your program. The Sponsor is not currently contemplating ending the program.

       11. TRANSFERRING OR ASSIGNING YOUR RIGHTS IN A PLAN

 To secure a loan, you may assign your right, title and interest in your entire Plan to a bank or other lending institution. You may not assign your Plan if it is a Fidelity Destiny IRA, a UTMA Plan, or an UGMA Plan. You may not make a partial assignment of your Plan. The bank or other lending institution will not be entitled to exercise the right of partial withdrawal or partial redemption.

 You may also transfer your right, title, and interest to another person whose only right shall be the privilege of complete withdrawal from the Plan, or transfer your right, title, and interest to another person, trustee, or custodian acceptable to the Sponsor, who has applied to the Sponsor for a similar Plan. Additional documentation
may be required. Boston Financial    or your representative     will
provide you with the appropriate assignment forms. You will be liable for any transfer taxes that may be incurred.

       12. TRANSFER OF BROKER

 The dealer firm of record has proprietary rights to all commissions earned during the duration of your Plan. It is also under no obligation to transfer your Plan to another dealer firm as long as its dealer agreement with Fidelity Destiny Plans remains active. If the dealer firm of record chooses to release your Plan and, therefore, subsequent commissions to a new dealer firm, it must first complete and sign an Assignment of Amounts Due form. This form must be returned to the Custodian, State Street Bank and Trust Company.

       13. YOUR CANCELLATION AND REFUND RIGHTS

 You have certain cancellation rights. Within 60 days after your initial investment in a new Plan, the Sponsor will send you a notice about these rights. If you elect to cancel your Plan within 45 days of the date of the mailing of that notice, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) an amount equal to the difference between the total investments made under the Plan and the net amount invested in Fund shares.

 In addition, you may cancel your Plan at any time within 18 months of your initial investment by sending written instructions to Boston Financial. If you cancel your Plan after the 45-day cancellation period described above has expired but before the 18 month cancellation period expires, you will receive a cash refund equal to the sum of (1) the total net asset value of the Fund shares credited to your Plan account on the date that the cancellation request is received by Boston Financial and (2) the amount by which the Creation and Sales Charges deducted from your total investments exceed 15% of the investments made up to the date of redemption.

 In order to receive the above refunds, you must send a written cancellation request to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. For your protection, if the amount of your refund will be more than $100,000, if the proceeds are
to be sent to an address other than the address of record,    if the
proceeds are to be paid to someone other than the record owner of the account, or if you have changed your address within 30 days of your
cancellation request,     your request must be signed by all the
registered owners and you must include a signature guarantee on your cancellation request.

 If you exercise your Cancellation and Refund Rights and redeem your Plan, you may not reinstate the proceeds from such a cancellation or
refund at NAV, except as described under "Plan    Reinstatement    "
on page 27. You may realize a capital gain or loss for federal income tax purposes at the time of redemption.

 The Sponsor will send you a written notice of the 18-month right of cancellation if, during the first 15 months after the issuance of your Plan, you have missed three or more investments, or if, after the first 15 months but prior to the end of 18 months from the issuance of your Plan, you have missed one investment or more. If the Sponsor has previously sent you a notice during the first 15 months after the issuance of your Plan, a second notice will not be sent even if additional investments are missed. These notices will inform you of your Plan cancellation rights, and will include the value of your Plan and the amount you would be entitled to receive upon cancellation, as of the date of the notice.

       14. TERMINATING YOUR PLAN

 You may terminate your Plan completely at any time by redeeming all your shares. However, if you terminate your Plan before completing all the scheduled investments, the percentage of your total investments that will have been paid as Creation and Sales Charge will be higher than if you had completed your Plan. You may also partially liquidate your Plan. (See "Partial Liquidations of Your Plan" on page .) If you terminate your Plan more than 60 days from the date of issuance of your Plan, you may avoid paying any commission that a security dealer may charge for terminating your Plan by sending written notice of termination to Boston Financial. If your Plan is not complete, a charge of $2.50 will be made for terminating your Plan.

 When you terminate your Plan, you may choose to hold Fund shares
directly by    instructing     the Custodian to deliver any or all of
the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc. (Service), the transfer agent of the Funds. You may exchange your Fund shares for Class A or Class T shares of any of the Fidelity Advisor Funds. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see
"Completed Plans and Exchanges"    below     and "   Exchanging
Shares    " on page    F-14     of the Funds' prospectus.

 For your protection, if the amount of your proceeds from termination will be more than $100,000, if the proceeds are to be sent to an address other than the address of record, if the proceeds are to be
paid to someone other than the record owner of the account,    or if
you have changed your address within 30 days of your cancellation
request,     your request must be signed by all the registered owners
and you must include a signature guarantee on your    termination
request. Your termination request and any necessary signature guarantees must be received in proper order before any withdrawals or liquidations can be executed. Termination requests should be sent to Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.

 The redemption price of your Fund shares will be the next determined NAV after your request is accepted. Termination requests must be received by 4:00 p.m. Eastern time to receive that day's NAV. You will receive proceeds by check made payable as the account is registered and mailed to the address of record. Ordinarily, you will be sent the proceeds within seven calendar days from the time Boston Financial accepts your termination request. The right of redemption of shares of the Funds may be suspended at times when the New York Stock Exchange is closed or if the Securities and Exchange Commission have determined that certain other emergencies exist. If the right of redemption of shares is suspended, Fund shares may not be redeemed, and therefore, cash withdrawals may not be made.

       15. COMPLETED PLANS AND EXCHANGES

    Once you have completed your Plan, you may elect to hold shares of the Funds directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan, properly registered in your name, to the transfer agent of the funds. An annual fee of $12 or 2/10ths of 1% of the Face Amount of the Plan, whichever is less, will be charged if you have completed your Plan but elected not to hold shares of the Fund directly.

 Fund shares    held by you directly     may be exchanged at NAV for
Class A or Class T shares of any of the Fidelity Advisor Funds, subject to minimum initial investment requirements. To exchange into a Fidelity Advisor Fund, you will need to complete a Fidelity Advisor Fund application. FMR is the investment adviser of the Fidelity
Advisor Funds. For more information, see "   Exchanging Shares    " on
page    F-14     of the Funds' prospectus.

 Exchanges between the two Plans are not permitted, nor may exchanges
be made between these Plans and Destiny Plans I:    O     or Destiny
Plans II:    O     offered by means of a separate prospectus. Shares
of any class of Destiny I held by a Plan may not be exchanged for shares of any class of Destiny II, nor may shares of any class of Destiny II held by a Plan be exchanged for shares of Destiny I.

       16. PLAN REINSTATEMENT

 You may reinstate a terminated Plan without any Creation and Sales Charges on the reinstated amount once during the original term of your former Plan under the same account registration as your former Plan. You must make your reinstatement within 90 days after the date you terminated your former Plan. You need not reinstate all of the proceeds which you received upon termination, but you must reinstate at least 10% of the gross proceeds from the termination of your former
Plan. When you reinstate your Plan, your new Plan will    be the same
type of Plan, and     invest in the same    class     of Fund
   shares,     as your former Plan, at the NAV of that Class next
determined after your reinstatement request is accepted in good order by Boston Financial.

 You may terminate tax-advantaged retirement Plan accounts and reinstate the assets in another tax-advantaged retirement account without any sales charge as often as you wish as long as the only difference between the account registration of the former Plan account and the new Plan account is the name of the type of tax-advantaged retirement account. You may wish to consult with a tax adviser before terminating a tax-advantaged retirement account.

 If you terminated your former Plan and redeemed your shares under the Cancellation and Refund Rights described on page , you may not reinstate the proceeds from such a cancellation or refund at NAV until all refunded Creation and Sales Charges that were refunded in the cancellation have been deducted from the amount being replaced. The
Plan Reinstatement    P    rivilege is separate from the Partial
Liquidation    P    rivilege described on page .

 When you reinstate your Plan, your new Plan will resume at the same monthly investment number that would have been due if you had not terminated your former Plan. Your Plan will be credited for all monthly investments made to your former Plan. If your Plan was not current when it was terminated and you had an unpaid balance on your monthly investments under your former Plan, you will be responsible for any monthly investments due on your former Plan. However, you will not need to make up any monthly investment that would have been made while your Plan was terminated. The total number of monthly investments to be made on your Plan will remain the same.

 The Sponsor may, from time to time, extend the Plan Reinstatement
   P    rivilege beyond the 90-day period on the terms described
above. The extended reinstatement period will not be available unless the Sponsor has specified a time period during which the 90-day reinstatement period has been extended.

 You should recognize that if you terminate your Plan you may realize a gain or loss for federal income tax purposes, but if you reinvest some or all of the proceeds in your Destiny Plan within 30 days of that termination date, you may not recognize a loss for federal income tax purposes.

       17. TAXES

 For tax purposes, you    will be     treated as directly owning Fund
shares. The Fidelity Destiny Portfolios prospectus more fully describes how the dividends and distributions that are paid to you or reinvested for you may be taxable to you. You bear the responsibility for any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or Sponsor of Fund shares or other property credited to your account in accordance with the provisions of your Plan and for any taxes levied or assessed with respect to Fund shares or the income from Fund shares, not the Custodian or Sponsor.
For more information, see    "Tax Consequences"     on page
   F-17     of Funds' prospectus. Appropriate notices about taxable
distributions will be sent to you as necessary.

 The cost basis of your shares is the amount you paid for those shares, including the Creation and Sales Charges and the cost of any reinvested distributions. If you own a Fidelity Destiny IRA and itemize your deductions, you may be able to claim a miscellaneous itemized deduction for any administrative or trustee fees incurred in connection with that IRA if those fees are billed separately or paid separately.

       18. TERMINATION OF YOUR PLAN BY THE SPONSOR OR CUSTODIAN

 Although a Plan may call for regular investments over a 10-year or 15-year period, neither the Sponsor nor the Custodian can terminate your Plan until 300 investments have been made unless the Plan is in default or unless shares of the Fund are not obtainable and a substitution is not made. (See "Substitution of the Underlying Investment" on page 30.) Normally, a Plan is in default if no investments have been made for six consecutive months. However, under the current policy, a Plan is not in default if one investment has been made during each six-month period of the calendar year. Although the Sponsor does not currently intend to do so, the Sponsor reserves the right to change the current default policy in the future. The default period will not start until you have been given full credit
for the amount of any    advance investments     you have made.

 After 300 investments, or if other events justify termination, the Sponsor or the Custodian may terminate your Plan with 60 days written notice by mailing you notice of termination at the address shown on your Plan account registration. The notice will request that you choose to have the Plan distributed either in cash or in Fund shares (together with the cash value of any fractional shares) after deduction for all authorized charges, fees and expenses. Upon termination, the Custodian, acting as your agent, may surrender for liquidation either all of the Fund shares credited to your Plan or sufficient Fund shares to pay all authorized deductions and leave no fractional shares. The Fund shares and any cash remaining after paying all authorized deductions will be held by the Custodian for delivery to you.

 No interest will be paid by the Custodian on any cash balances. If you do not respond within 60 days after the notice of termination is mailed to you, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing a check for the liquidated value of the Fund shares to you. You will then have no further rights under the Plan except that if the check is returned to the Custodian undelivered, the Custodian will continue to hold these
assets for your benefit, subject only to    any applicable
    escheat   ment     laws. The Custodian has no obligation to pay
interest on or to reinvest checks returned to it.

SUBSTITUTION OF THE UNDERLYING INVESTMENT

 The Sponsor may substitute the shares of another investment medium as the underlying investment if it deems the substitution to be in the best interest of Planholders. The substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the SEC under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:

(a) obtain an order from the SEC approving the substitution;

(b) give written notice of the proposed substitution to the Custodian;

(c) give a written notice of the proposed substitution to each Planholder that includes a reasonable description of the new fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of the mailing of the notice, you will be considered to have consented to the substitution and to have agreed to bear the pro rata share of expenses and taxes in connection with it; and

(d) provide the Custodian with a signed certificate stating that proper notice under these provisions has been given to each Planholder.

 If your Plan is not surrendered within 30 days from the date the notice was sent to you, the Custodian shall purchase the new shares for your Plan with any dividends or distributions which may be reinvested for your Plan. If the new shares are also to be substituted for the shares your Plan already holds, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged.

 If Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, either select another underlying investment or terminate the Plan. If the Custodian selects a substitute investment, it shall first obtain an order from the SEC approving the substitution, as specified above, and then shall notify each Planholder. If, within 30 days after mailing the required notice to you, you give your written approval of the substitution and agree to bear the pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase the substituted shares. Your failure to give written approval of the substitution within the 30-day period shall give the Custodian the authority to terminate your Plan.

GENERAL

 The terms of the Plans are set out in a Custodian Agreement   ,
which is governed by the laws of the Commonwealth of Massachusetts. The Plans are a unit investment trust under the Investment Company Act of 1940, and are registered with the SEC. Registration with the SEC does not imply supervision of management or investment practices or policies by the SEC. No Plan certificates are available. Fidelity
Destiny Portfolios does not    offer     Class N    shares
    directly to the public. Fidelity Systematic Investment Plans are currently offered for sale in all states.

 In addition to the two Plans offered in this prospectus there are currently two other series of Fidelity Systematic Investment Plans:
Destiny Plans I:    O     and Destiny Plans II:    O     (the "O
Plans").    Effective December 15, 1999,     the    O     Plans
   will no longer be available to new investors.

 The organization, management and investment policies of Fidelity Destiny Portfolios are fully described in the Funds' prospectus
beginning on page    F-1    . Generally, shares of the Funds are
purchased at    the next NAV calculated after your investment is
received in good order by     the Custodian. Dividends and
distributions received on Fund shares will be reinvested by the Custodian, after making authorized deductions, in additional shares of the Fund at the then-current NAV unless otherwise directed by the Sponsor or unless you direct Boston Financial to remit them to you in cash.

 Commissions ranging from 41.7% to 92.4% of the total Creation and Sales Charges will be paid to authorized investment broker-dealer firms and mutual fund dealers that are members of the NASD and have executed a Destiny Selling Dealer Agreement with the Sponsor. From time to time the Sponsor may increase the commissions paid to broker-dealer firms to 100%. 12b-1 fees may also be paid to these broker-dealers. These broker-dealers are independent contractors. Nothing in this prospectus or in other literature or confirmations issued by the Sponsor, the Custodian or Boston Financial including the words "representative" or "commission," makes any broker-dealer, a partner, employee or agent of the Sponsor, the Custodian or Boston Financial. Neither the Sponsor, the Custodian nor Boston Financial shall be liable for any acts or obligations of any dealer or investment broker.

THE CUSTODIAN

 State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, is the Custodian for the Plans under a Custodian Agreement with the Sponsor and maintains custody of the Plans. Plan services are provided by the Custodian or its affiliated bookkeeping and administrative service agent, Boston Financial Data Services, Inc. (Boston Financial). Acting as your agent, the Custodian assumes the responsibility for the many administrative details of your Plan.

 All correspondence should be directed to Boston Financial Data
Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300    or
your representative.

 The Custodian has delegated certain administrative functions to Boston Financial, an affiliate of the Custodian. Under the delegation arrangement, the Custodian pays to Boston Financial all or a portion of the fees and charges made in the course of performing the administrative functions. Boston Financial mails to each Planholder a receipt for each investment, a statement of the number of shares held in the Plan, notices, including distribution notices and tax statements, reports to shareholders, prospectuses and proxy material.

 You send your investments into the Plans to Boston Financial. After making authorized deductions, Boston Financial applies the money to
the purchase of Fund shares. Investments in Destiny Plans I:    N
    purchase shares of Class N of Destiny I. Investments in Destiny
Plans II:    N     purchase shares of Class N of Destiny II. The
Custodian holds these Fund shares in its custody, receiving dividends and distributions that, at your option, may be remitted either to you or reinvested in additional Fund shares.

 The Custodian causes periodic audits to be taken of the records it maintains relating to the Plans, unless those audits are arranged for by the Sponsor, and prepares certain other reports required by law.

 The Custodian has assumed only those obligations specifically imposed on it under the Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the manager of the Fund or for the acts or omissions of the Sponsor.

 The Custodian Agreement cannot be amended to affect your rights and privileges without your written consent, nor may the Custodian resign unless a successor has been designated and has accepted the Custodianship. That successor must be a bank or trust company that has capital, surplus and undivided profits totaling at least $2,000,000. The Custodian may be changed without notice to you or your approval. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Custodian Agreement or if the Custodian terminates its custodianship on 90 days' notice after the third year of the term of the Custodian Agreement, or on 30 days' notice after the expiration of any further two-year period.

THE SPONSOR

 Fidelity Distributors Corporation (Distributors or Sponsor), 82 Devonshire Street, Boston, Massachusetts 02109, is a Massachusetts corporation organized on July 18, 1960. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor's Directors and Executive Officers are listed below.

   J. Gary Burkhead, Director (1999 - present), is Vice Chairman of FMR Corp. and President of Fidelity Personal Investments and Brokerage Group.

   Paul J. Gallagher, Director (1998 - present), is President of
Fidelity Service Company, Inc.

   Kevin J. Kelly, Director (1999 - present), is President of Fidelity Investments Institutional Services Company, Inc.

   Edward L. McCartney, Director and President (1999 - present), is Executive Vice President of the Fidelity Customer Marketing &
Development Group.

Eric Roiter, Vice President and Clerk    (1998 - present),     is
   Senior     Vice President    and     General Counsel of FMR.

   Jane Greene,     Treasurer and Controller    (1999 - present), is
an employee of FMR Corp.

Gary Greenstein, Assistant Treasurer (1995 - present),    is an
employee of FMR Corp.

Jay Freedman, Assistant Clerk (1996 - present)   , is an employee of
FMR Corp.

 During the twelve months ended September 30, 199   9    ,    the
    officers of the Sponsor received no compensation from the Sponsor for their services to the Sponsor. All officers and employees of the Sponsor are currently covered by a broker's blanket bond in the amount of $220,000,000.

 The Sponsor is an affiliate of FMR, both of which are wholly owned subsidiaries of FMR Corp. The Sponsor is principal underwriter for other Fidelity funds whose shares are offered for sale to the public and is sponsor for other unit investment trusts for accumulation of shares of certain other Fidelity funds. FMR is adviser to the funds in the Fidelity family of funds.

    Members of the Edward C. Johnson 3d family are the predominant holders of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

 Edward C. Johnson 3d is Chairman, Chief Executive Officer and a director of FMR Corp., and a Director, Chairman of the Board and Chairman of the Executive Committee of FMR. He is also a Trustee and President of Fidelity's mutual funds. Mr. Johnson's daughter, Abigail
P. Johnson, is a Director of FMR Corp. and Vice President of certain of Fidelity's equity funds.

          ILLUSTRATION OF TWO HYPOTHETICAL DESTINY PLANS

          ILLUSTRATION OF AN HYPOTHETICAL $50 MONTHLY DESTINY PLANS I:
N

    The table below assumes an initial investment of $50 and subsequent investments of $50 per month in a 15-year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class
N. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1984 through September 1999, with all investments made at the end of each month.

    This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started a Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.


INVESTMENT NO.      FISCAL YEAR ENDED  CUMULATIVE INVESTMENTS  CREATION AND SALES CHARGES         TOTAL VALUE  OF PLAN(A)

1          -   12   Sept-85            $ 600.00                $ 300.00                           $ 303.88

13         -   24   Sept-86             1,200.00                0.00                              $ 1,024.54

25         -   36   Sept-87             1,800.00                0.00                              $ 2,183.86

37         -   48   Sept-88             2,400.00                0.00                              $ 2,579.45

49         -   60   Sept-89             3,000.00                0.00                              $ 4,075.58

61         -   72   Sept-90             3,600.00                0.00                              $ 3,861.58

73         -   84   Sept-91             4,200.00                0.00                              $ 6,395.02

85         -   96   Sept-92             4,800.00                0.00                              $ 7,819.63

97         -   108  Sept-93             5,400.00                0.00                              $ 10,496.70

109        -   120  Sept-94             6,000.00                0.00                              $ 12,301.48

121        -   132  Sept-95             6,600.00                0.00                              $ 16,238.86

133        -   144  Sept-96             7,200.00                0.00                              $ 19,317.75

145        -   156  Sept-97             7,800.00                0.00                              $ 26,793.09

157        -   168  Sept-98             8,400.00                0.00                              $ 29,470.65

169        -   180  Sept-99             9,000.00                0.00                              $ 35,390.05

                                       $ 9,000.00              $ 300.00                    TOTAL  $ 35,390.05



          (A) The Plans commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Funds, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class N shares of the funds. Total Return is determined by Destiny I's fiscal year-end NAV.

   ILLUSTRATION OF AN HYPOTHETICAL $166.66 MONTHLY DESTINY PLANS I:
N

    The table below assumes an initial investment of $166.66 and subsequent investments of $166.66 per month in a 15-year Plan with income, dividends and capital gain distributions reinvested in additional shares. The illustration includes the effect of expenses paid by Class N. No adjustments have been made for any income taxes payable by investors on capital gain distributions and dividends reinvested. The table covers the period from October 1984 through September 1999, with all investments made at the end of each month.

    This period was one of widely fluctuating common stock prices. The results shown are based on historical performance and should not be considered a representation of the investment results you would obtain if you started an N Plan today. Your Plan does not assure a profit or protect against a loss. When you sell your shares they may be worth more or less than you paid for them.


INVESTMENT NO.      FISCAL YEAR ENDED  CUMULATIVE INVESTMENTS  CREATION AND SALES CHARGES         TOTAL VALUE  OF PLAN(A)

1          -   12   Sept-85            $ 1,999.92              $ 999.96                           $ 1,012.88

13         -   24   Sept-86             3,999.84                0.00                              $ 3,414.99

25         -   36   Sept-87             5,999.76                0.00                              $ 7,279.25

37         -   48   Sept-88             7,999.68                0.00                              $ 8,397.82

49         -   60   Sept-89             9,999.60                0.00                              $ 13,584.73

61         -   72   Sept-90             11,999.52               0.00                              $ 12,871.42

73         -   84   Sept-91             13,999.44               0.00                              $ 21,315.87

85         -   96   Sept-92             15,999.36               0.00                              $ 26,064.39

97         -   108  Sept-93             17,999.28               0.00                              $ 34,987.60

109        -   120  Sept-94             19,999.20               0.00                              $ 41,003.28

121        -   132  Sept-95             21,999.12               0.00                              $ 54,127.35

133        -   144  Sept-96             23,999.04               0.00                              $ 64,389.89

145        -   156  Sept-97             25,998.96               0.00                              $ 89,306.71

157        -   168  Sept-98             27,998.88               0.00                              $ 98,231.54

169        -   180  Sept-99             29,998.80               0.00                              $ 117,962.10

                                       $ 29,998.80             $ 999.96                    TOTAL  $ 117,962.10



          (A) The Plans commenced operations on April 30, 1999. Total Returns prior to that date are based on historical results for Class O shares of the Funds, restated to reflect the higher 12b-1 and transfer agent expenses applicable to Class N shares of the Funds. Total Return is determined by Destiny I's fiscal year-end NAV.

GLOSSARY

COMPLETED PLAN: A Plan is complete once the Face Amount of the Plan has been invested.

CONTRACTUAL PLAN: A type of capital accumulation plan in which the investor makes a firm commitment to invest a specific amount of money in a fund during a specified time period.

CURRENT PLAN: A plan in which there are at least as many investments recorded as there are months elapsed since establishment of the plan. A Completed Plan that has not been redeemed is a Current Plan.
Tax-advantaged retirement plans are Current Plans.

DOLLAR-COST AVERAGING: A system of buying fixed dollar amounts of securities at regular intervals, regardless of the price of the shares. This method may result in an average cost that is lower than the average price at which the securities were purchased because an investment of a fixed dollar amount buys more shares when the share price is low and fewer shares when the share price is high.

FACE AMOUNT: The total dollar amount of investments needed to complete a particular plan. For example, a $300 per month, 15-year plan would have a Face Amount of $54,000.

FACE CHANGE: Increasing or decreasing the dollar amount needed to complete a particular plan is known as a Face Change.

MUTUAL FUND: An investment company that pools capital from shareholders and invests in stocks, bonds, options, or other securities. Mutual funds offer investors the advantages of diversification and professional management.

RIGHTS OF ACCUMULATION: The right to reduce the Creation and Sales Charges paid on two or more Plans based on the total Face Amount of the Plans.

SYSTEMATIC INVESTMENT PLAN OR PERIODIC PAYMENT PLAN: An investment program in which an investor invests a specified amount of money in a fund at regular intervals. A Contractual Plan is a special type of systematic investment plan.

UNIT INVESTMENT TRUST (UIT): An investment company that has its own portfolio of securities in which it invests. It sells interests in this portfolio in the form of redeemable securities. Unit investment trusts are organized under a trust indenture, not a corporate charter.

          REPORT OF INDEPENDENT ACCOUNTANTS

   To the Directors of Fidelity Distributors Corporation and Investors under Fidelity Systematic Investment Plans: Destiny Plans I: N and Destiny Plans II: N:

    In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets invested in shares of Fidelity Systematic Investment Plans:
Destiny Plans I: N and Destiny Plans II: N (formerly known as Destiny Plans I: New and Destiny Plans II: New) (the "Plans") present fairly, in all material respects, the financial position of the Plans at September 30, 1999, and the results of their operations and the changes in their net assets for the period from April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Plan's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

   Boston, Massachusetts PricewaterhouseCoopers LLP
November 12, 1999

   FIDELITY SYSTEMATIC INVESTMENT PLANS: DESTINY PLANS I: N
FINANCIAL STATEMENTS

   Statement of Assets and Liabilities
September 30, 1999

ASSETS:
Securities of investment
company: 6,070
 Class N shares of Destiny
I held for investors, valued
at net asset value of
$26.45 per share (Note 1)
 (average cost $169,178)                $ 160,675
Cash                                     6,887
Receivable for Class N
Destiny I shares sold                    217
  Total assets                           167,779

LIABILITIES:
Payable to custodian,
sponsor and
broker/dealer (Note 3)         $ 7,104
   Total liabilities                     7,104
 NET ASSETS (Note 2)                    $ 160,675


   Statement of Operations

                             For the period April 30, 1999
                             (commencement of sale of
                             Class N shares) through
                             September 30, 1999

INVESTMENT INCOME:
 Distributions received on
Class N shares of Destiny I  $ --
from
  net investment income

   Net investment
income                        --

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Complete and partial
liquidations, including
Destiny I Class N
shares delivered
 to investors at
market value:
  Proceeds received           4,814
 Cost of Destiny I:
N shares                      (4,841)
  Net realized
gain/(loss) on Plan
liquidations                  (27)
  Net (decrease)/increase
in unrealized
appreciation                  (8,503)
  Net realized and
unrealized gain/(loss)
on Plan shares                (8,530)
  Distributions received
on Class N shares of
Destiny I from
   net realized gains
on investments                --
   Net (decrease)/increase
in net assets resulting
from operations              $ (8,530)


   DESTINY PLANS I: N - FINANCIAL STATEMENTS - CONTINUED

   Statements of Changes in Net Assets Invested in Shares of Destiny
I: N

                             For the period April 30, 1999
                             (commencement of sale of
                             Class N shares) through
                             September 30, 1999

                             Amount                         Shares

Net assets at beginning
 of period                   $ --                            --
Additions during period:
 From investor
  payments                    260,974
Less: creation and
   sales charges
   (Note 3)                   (86,955)
 Balance invested in
  Destiny I Class N shares    174,019                        6,245
Net investment income and
 net realized gains on
 investments                  --
  Less: Cash
   distributions
   to investors               --
 Balance reinvested in
  Destiny I Class N shares    --
Net realized gain/(loss) on
 Plan liquidations            (27)
Net increase/(decrease)
 in unrealized
 appreciation                 (8,503)                        --
 Total                        165,489                        6,245
Deductions during period:
 Redemptions and
  cancellations of
  Destiny I Class N shares    (4,814)                        (175)
Net assets at end
 of period                    160,675                        6,070



FIDELITY SYSTEMATIC INVESTMENT PLANS: DESTINY PLANS II: N
FINANCIAL STATEMENTS

   Statement of Assets and Liabilities
September 30, 1999

ASSETS:
Securities of
investment
company: 97,063
 Class N shares
of Destiny II held
 for investors,
valued at net
asset value of
$14.72 per share
(Note 1)  (average cost
$1,481,835)
Cash                                $ 1,429,737
Receivable for                       37,870
Class N Destiny
II shares sold
  Total assets                       48,796
                                     1,516,403

LIABILITIES:
Payable for Class
N Destiny II
shares purchased          $ 42,337
  Payable to
custodian, sponsor
and broker/dealer
(Note 3)                   44,329
  Total liabilities                  86,666
NET ASSETS (Note 2)                 $ 1,429,737


   Statements of Operations

                           For the period April 30, 1999
                           (commencement of sale of
                           Class N shares) through
                           September 30, 1999

INVESTMENT INCOME:
 Distributions received
on Class N
shares of
Destiny II from
  net investment
 income                    $ --

   Net investment income    --

REALIZED AND
UNREALIZED GAIN
ON INVESTMENTS:
Complete and partial
liquidations, including
Destiny II Class
N shares delivered
to investors at
market value:
  Proceeds received         32,116
  Cost of Destiny
II: N shares                (32,263)
  Net realized
gain (loss) on
Plan liquidations           (147)
  Net (decrease)/increase
 in unrealized
appreciation                (52,098)
  Net realized and
unrealized gain/(loss)
on Plan shares              (52,245)
 Distributions received
on Class N shares of
Destiny II from
   net realized
gains on investments        --
   Net
(decrease)/increase in
net assets resulting
from operations            $ (52,245)




DESTINY PLANS II: N - FINANCIAL STATEMENTS - CONTINUED

   Statement of Changes in Net Assets Invested in Shares of Destiny
II: N

                             For the period April 30, 1999
                             (commencement of sale of
                             Class N shares) through
                             September 30, 1999

                             Amount                         Shares

Net assets at
 beginning of
 period                      $ --                            --
Additions during period:
 From investor
  payments                    2,066,518
   Less: creation and
   sales charges
   (Note 3)                   (552,420)
 Balance invested in
  Destiny II Class N shares   1,514,097                      99,160
Net investment income and
 net realized gains on        --
investments
  Less: Cash
   distributions              --
   to investors
 Balance reinvested in        --
  Destiny II Class N shares
Net realized gain/(loss)      (147)
 on Plan liquidations
Net increase/(decrease) in    (52,098)
 unrealized appreciation      1,461,853                      99,160
  Total
Deductions during period:
 Redemptions and
  cancellations of            (32,116)                       (2,097)
  Destiny II Class N shares
Net assets at end             1,429,737                      97,063
 of period




NOTES TO FINANCIAL STATEMENTS

   1. SIGNIFICANT ACCOUNTING POLICIES: The Plans are a unit investment trust registered under the Investment Company Act of 1940, as amended, with the Securities and Exchange Commission, investing only in the Class N shares of Fidelity Destiny Portfolios: Destiny I and Destiny II (the "Funds"). Destiny Plans I: N is for the accumulation of Class N shares of Fidelity Destiny Portfolios: Destiny I; Destiny Plans II:
N is for the accumulation of Class N shares of Fidelity Destiny
Portfolios: Destiny II.

   The financial statements have been prepared in conformity with generally accepted accounting principles for unit investment trusts which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Plans:

   SECURITY VALUATION. The investments in shares of Fidelity Destiny
Portfolios: Destiny I and Destiny II are valued at each of the Fund's respective bid market price which is equal to the net asset value per share of each Fund at period end.

   FEDERAL INCOME TAXES. No provisions are made for federal income taxes. All income dividends and capital gain distributions received by investors are treated as if received directly from the underlying Fund. A Planholder will not realize any gain or loss upon withdrawal from the Plans when transferring to an account for direct ownership of the underlying Fund shares. Any liquidation by a Planholder of a Fund will be treated as if the underlying Fund shares were sold.

   TRANSACTION DATES. Share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date.

   COST METHOD. The investment in shares of each Fund at cost is based on average cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of sales charges, custodian fees, and insurance fees, if applicable.

   2. PLAN ASSETS

    Destiny Plans I: N assets consisted of the following at September
30, 1999:

                              Systematic Investment Plans

Payments received from
 investors on outstanding
Plans                         $ 253,130
Deduct:
 Sponsor fees                  83,952
  Total deductions             83,952
Net payments invested
in Class N shares
 of Destiny I                  169,178
Add:
 Distributions from
 investment income
 reinvested                    --
 Distributions from realized
 gains reinvested              --
 Unrealized appreciation
 in Destiny I
Class N shares held at
  September 30, 1999           (8,503)
  Net assets                  $ 160,675


   NOTES TO FINANCIAL STATEMENTS - CONTINUED
   2. PLAN ASSETS - CONTINUED

    Destiny Plans II: N assets consisted of the following at September
30, 1999:

                                Systematic Investment Plans

Payments received from          $ 2,019,994
investors on outstanding
Plans   Deduct:

 Sponsor fees                    538,159

  Total deductions               538,159

Net payments invested in         1,481,835
Class N shares of Destiny II
  Add:

 Distributions from
investment income reinvested

 Distributions from realized     --
gains reinvested

 Unrealized appreciation in      --
Destiny II Class N shares
held at

 September 30, 1999              (52,098)

  Net assets                    $ 1,429,737


   3. EXPENSES AND DEDUCTIONS: For information regarding Creation and Sales Charges and Account Fees, see page of this Prospectus.

    Fidelity Distributors Corporation, a wholly owned subsidiary of FMR Corp. and sponsor of Fidelity Systematic Investment Plans, received approximately $9,300, as its portion of the Creation and Sales Charges on sales of Destiny Plans I: N during the period ended September 30, 1999, and $47,000, on sales of Destiny Plans II: N during the period ended September 30, 1999.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Fidelity Distributors
Corporation

 (A Wholly-Owned Subsidiary of FMR Corp.):

In our opinion, the accompanying statement of financial    condition
    present   s     fairly, in all material respects, the financial
position of Fidelity Distributors Corporation at December 31, 1998, in
conformity with generally accepted accounting principles. Th   is
financial statement    is     the responsibility of the Company's
management; our responsibility is to express an opinion on th   is
financial statement based on our audit. We conducted our audit of
th   is     statement in accordance with generally accepted auditing
standards which require that we plan and perform the audit to obtain
reasonable assurance about whether th   is     financial statement
   is     free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

   PricewaterhouseCoopers LLP
January 27, 1999

FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

STATEMENT OF FINANCIAL CONDITION
December 31, 1998
(Dollars in thousands)

ASSETS
Cash                                              $ 51
Receivables:
 Brokers, dealers and customers                 43,526
 Mutual funds                                   44,924
Investments, at market (cost $18,766)           18,877
Property and equipment, net                      3,431
Deferred dealers concessions, net              136,532
Other assets                                       848
 Total Assets                                $ 248,189

LIABILITIES
Liabilities:
Payable to broker/dealers                     $ 20,090
Payable to mutual funds                         43,451
Other liabilities                                  377
 Total Liabilities                            $ 63,918

STOCKHOLDER'S EQUITY
Preferred stock, 5% noncumulative, $100 par
value; authorized                               5,000
 shares; issued and outstanding 4,750 shares    $ 475
Common stock, $1 par value; authorized
1,000,000 shares;
 issued and outstanding 1,061 shares                1
Additional paid-in capital                     48,494
Retained earnings                             140,192
                                              189,162
 Less: Receivable from FMR Corp.               (4,891)
 Total Stockholder's Equity                   184,271
  Total Liabilities and Stockholder's
Equity                                      $ 248,189

The accompanying notes are an integral part of th   is     financial
statement.

FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
NOTES TO FINANCIAL STATEMENT

A. PRINCIPAL BUSINESS ACTIVITIES:

Fidelity Distributors Corporation (the "Company") is a registered broker/dealer under the Securities Exchange Act of 1934. The Company's parent is FMR Corp. The Company is the principal underwriter and distributor of mutual funds under agreements with funds managed by an
affiliate and is the sponsor of Fidelity Destiny    P    lans. A
division of Fidelity Distributors Corporation provides mutual fund transfer agent services and other administrative services on behalf of affiliated companies.

B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

USE OF ESTIMATES

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and
liabilities as of December 31, 1998   .     Actual results could
differ from the estimates included in the financial statements.

INVESTMENTS

Investments consist of shares held in Fidelity mutual funds and are stated at market value.

PROPERTY AND EQUIPMENT

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method based on estimated useful lives as follows: computer equipment, three
years; and furniture and equipment, five to ten years.    Renewals and
betterments of a nature considered to materially extend the useful lives of the assets are capitalized.

FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
NOTES TO FINANCIAL STATEMENT (continued)

B. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED:

DEFERRED DEALERS CONCESSIONS

Deferred dealers concessions of $136,531,634 is net of accumulated amortization of $41,011,333 as of December 31, 1998. These deferred charges represent sales commissions paid to financial intermediaries in connection with the sale of certain mutual funds' shares that pay the Company an asset-based trailer fee and are subject to a contingent deferred sales charge. The charges are amortized over five years and are borne by an affiliate.

INCOME TAXES

The Company is included in the consolidated federal and certain state
income tax returns of FMR Corp.    Deferred income taxes result from
differences in the recognition of revenue and expense for tax and financial reporting purposes. The Company's deferred tax asset at December 31, 1998 approximated $5,471,000 and is included in Receivable from FMR Corp. The principal sources of temporary differences related to deferred compensation, pension expense and depreciation.

C. TRANSACTIONS WITH FMR CORP. AND AFFILIATED COMPANIES:

The Company is party to several arrangements with affiliated
companies.    Under these arrangements, the Company charged these
affiliates for shareholder services, marketing and distribution expenses and other administrative services and was charged for promotional expenses, systems processing and development and occupancy expenses. In addition, certain direct and indirect expenses incurred in connection with underwriting and distribution of Fidelity mutual fund shares are borne by affiliated companies.

FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
NOTES TO FINANCIAL STATEMENT (continued)

C. TRANSACTIONS WITH AFFILIATED COMPANIES, CONTINUED:

The Company participates in FMR Corp.'s noncontributory defined benefit pension plan covering all of its eligible employees.

The Company also participates in FMR Corp.'s defined contribution profit-sharing and retirement plans covering substantially all employees. Annual contributions to the plans are based on stated percentages of eligible employee compensation and employee contribution participation.

The Company participates in various FMR Corp. stock-based compensatory plans. Compensation is based on the change in the net asset value of FMR Corp. stock, as defined.

All intercompany transactions are charged or credited through an intercompany account with FMR Corp. and may not be the same as those which would otherwise exist or result from agreements and transactions among unaffiliated third parties. The Company generally receives credit for the collection of its receivables and is charged for the settlement of its liabilities through its intercompany account with FMR Corp. Under an agreement with FMR Corp., the Company may offset liabilities which will ultimately be settled by FMR Corp. on behalf of
the Company against its receivable from FMR Corp.    In accordance
with the agreement, certain liabilities of approximately $28,575,000 have been offset against the receivable from FMR Corp.

D. PROPERTY AND EQUIPMENT:

At December 31, 1998, property and equipment, at cost, consists of the following (in thousands):

Equipment                     $ 28,594
Furniture and fixtures           1,491

                                30,085
Less: Accumulated depreciation  26,654
                               $ 3,431

FIDELITY DISTRIBUTORS CORPORATION
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)
NOTES TO FINANCIAL STATEMENT (continued)

   E    . NET CAPITAL REQUIREMENT:

The Company is subject to the Securities and Exchange Commission's Uniform Net Capital Rule (Rule 15c3-1), which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to
1. At December 31, 1998, the Company had net capital of $16,257,000 in excess of its required net capital of $113,000. Additionally, the ratio of aggregate indebtedness to net capital at December 31, 1998 was 0.10 to 1.

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   [This Page Intentionally Left Blank]


LIKE SECURITIES OF ALL MUTUAL FUNDS, THESE SECURITIES
HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, AND THE
SECURITIES AND EXCHANGE COMMISSION HAS NOT
DETERMINED IF THIS PROSPECTUS IS ACCURATE OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

FIDELITY(REGISTERED TRADEMARK)
DESTINY PORTFOLIOS

DESTINY I - CLASS N
(   F    und 395,    CUSIP     316127307)

DESTINY II - CLASS N
(   F    und 396,    CUSIP     316127406)

Shares of Class N of each fund    are only available to the general
publi    c through Fidelity Systematic Investment Plans: Destiny Plans
I: N and Destiny Plans II: N (the "   Destiny     Plans" or a
"   Destiny     Plan"), a unit investment trust. Details of the
   Destiny     Plans, including the Creation and Sales Charges, are
discussed in the prospectus for the    Destiny     Plans. Prospective
investors should read this prospectus in conjunction with the
   Destiny     Plans' prospectus   .

PROSPECTUS

NOVEMBER 26,    1999

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS

FUND SUMMARY             F-3  INVESTMENT SUMMARY

                         F-4  PERFORMANCE

                         F-6  FEE TABLE

FUND BASICS              F-8  INVESTMENT DETAILS

                         F-9  VALUING SHARES

SHAREHOLDER INFORMATION  F-11  BUYING AND SELLING SHARES

                         F-14  EXCHANGING SHARES

                         F-14  ACCOUNT FEATURES AND POLICIES

                         F-16  DIVIDENDS AND CAPITAL GAIN
                               DISTRIBUTIONS

                         F-17  TAX CONSEQUENCES

FUND SERVICES            F-18  FUND MANAGEMENT

                         F-19  FUND DISTRIBUTION

APPENDIX                 F-21  FINANCIAL HIGHLIGHTS

   FUND SUMMARY

INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

DESTINY I seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

DESTINY II seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in each fund's performance from year to year and compares Class O's performance to the performance of a market index and an average of the performance of
similar funds over various periods of time    and also illustrates the
performance of the Destiny Plan    s.    Returns for each fund do not
include the effect of the Destiny Plan (Class O) Creation and Sales Charges and Custodian Fees. Returns for each fund would be lower if the effect of the Destiny Plan (Class O) Creation and Sales Charges and Custodian Fees was included. The returns for the Destiny Plans do include the effect of the Destiny Plan (Class O) Creation and Sales
Charges and Custodian Fees.     Returns are based on past results and
are not an indication of        future performance.

Performance history will be available for Class N after Class N has been in operation for one calendar year.

YEAR-BY-YEAR RETURNS
DESTINY I - CLASS O







Calendar Years  1989    1990    1991    1992    1993    1994   1995    1996    1997    1998

                25.54%  -3.15%  38.92%  15.15%  26.42%  4.43%  36.95%  18.55%  30.92%  25.63%




Percentage
(%)
Row: 1, Col: 1, Value: 25.54
Row: 2, Col: 1, Value: -3.15
Row: 3, Col: 1, Value: 38.92
Row: 4, Col: 1, Value: 15.15
Row: 5, Col: 1, Value: 26.42
Row: 6, Col: 1, Value: 4.430000000000001
Row: 7, Col: 1, Value: 36.95
Row: 8, Col: 1, Value: 18.55
Row: 9, Col: 1, Value: 30.92
Row: 10, Col: 1, Value: 25.63

   THE RETURNS SHOWN ABOVE ARE FOR CLASS O OF DESTINY I, WHICH IS NOT AVAILABLE THROUGH THIS PROSPECTUS. CLASS N WOULD HAVE SUBSTANTIALLY SIMILAR ANNUAL RETURNS TO CLASS O BECAUSE THE CLASSES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. CLASS N'S RETURNS WILL BE LOWER THAN CLASS O'S RETURNS TO THE EXTENT THAT CLASS N HAS HIGHER EXPENSES.

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS O OF DESTINY I, THE
HIGHEST RETURN FOR A QUARTER WAS    21.23    % (QUARTER ENDING
   MARCH 31    ,    1991    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -18.64    % (QUARTER ENDING    SEPTEMBER 30    ,    1990    ).

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR CLASS O OF
DESTINY I WAS    -1.52    %.

DESTINY II - CLASS O







Calendar Years  1989    1990    1991    1992    1993    1994   1995    1996    1997    1998

                26.41%  -2.52%  41.42%  15.48%  26.81%  4.48%  35.96%  17.86%  29.64%  28.11%




Percentage
(%)
Row: 1, Col: 1, Value: 26.41
Row: 2, Col: 1, Value: -2.52
Row: 3, Col: 1, Value: 41.42
Row: 4, Col: 1, Value: 15.48
Row: 5, Col: 1, Value: 26.81
Row: 6, Col: 1, Value: 4.48
Row: 7, Col: 1, Value: 35.96
Row: 8, Col: 1, Value: 17.86
Row: 9, Col: 1, Value: 29.64
Row: 10, Col: 1, Value: 28.11

   THE RETURNS SHOWN ABOVE ARE FOR CLASS O OF DESTINY II, WHICH IS NOT AVAILABLE THROUGH THIS PROSPECTUS. CLASS N WOULD HAVE SUBSTANTIALLY SIMILAR ANNUAL RETURNS TO CLASS O BECAUSE THE CLASSES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. CLASS N'S RETURNS WILL BE LOWER THAN CLASS O'S RETURNS TO THE EXTENT THAT CLASS N HAS HIGHER EXPENSES.

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS O OF DESTINY II, THE
HIGHEST RETURN FOR A QUARTER WAS    25.56    % (QUARTER ENDING
   DECEMBER 31, 1998    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -20.41    % (QUARTER ENDING    SEPTEMBER 30, 1990    ).

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1999 FOR CLASS O OF
DESTINY II WAS    3.58    %.

AVERAGE ANNUAL RETURNS - FUNDS

For the periods ended        Past 1 year  Past 5 years  Past 10 years
December 31, 1998

DESTINY I - CLASS O           25.63%       22.77%        21.23%

Standard & Poor's 500 Index   28.58%       24.06%        19.21%

Lipper Growth Funds Average   22.86%       18.63%        16.72%

DESTINY II - CLASS O          28.11%       22.69%        21.65%

Standard & Poor's 500 Index   28.58%       24.06%        19.21%

Lipper Growth Funds Average   22.86%       18.63%        16.72%


   THE RETURNS SHOWN ABOVE ARE FOR CLASS O OF DESTINY I AND DESTINY II, WHICH ARE NOT AVAILABLE THROUGH THIS PROSPECTUS. CLASS N WOULD HAVE SUBSTANTIALLY SIMILAR ANNUAL RETURNS TO CLASS O BECAUSE THE CLASSES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. CLASS N'S RETURNS WILL BE LOWER THAN CLASS O'S RETURNS TO THE EXTENT THAT CLASS N HAS HIGHER EXPENSES.

   AVERAGE ANNUAL RETURNS - PLANS

   The returns in the following table include the effect of the Destiny Plan (Class O) Creation and Sales Charges and Custodian Fees for a $50/month, 15 year Destiny Plan. The returns assume an initial $600 lump sum investment at the beginning of each period shown, with no subsequent Destiny Plan investments in that year. Because the returns assume yearly lump sum investments, they do not reflect what investors would have earned if they had made only regular monthly investments over the period.


For the periods ended  Past 1 year  Past 5 years  Past 10 years  Past 15 years/ Life of Plan
December 31, 1998

Destiny Plans I: O      -39.95%      18.34%        19.64%         18.28%

Destiny Plans II: O     -38.76%      18.27%        20.05%         22.10%A



   A FROM DECEMBER 30, 1985 (COMMENCEMENT OF OPERATIONS OF CLASS
O).

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred
when you buy, hold, or sell Class N shares of a fund    but does not
reflect the Destiny Plan Creation and Sales Charges    . The annual
class operating expenses provided below for Class N are based on estimated expenses.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                              Class N

Sales charge (load) on        NONE
purchases and reinvested
distributions

Deferred sales charge (load)  NONE
on redemptions


ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

                                          Class N

Destiny I   Management fee                0.29%

            Distribution and Service      0.25%
            (12b-1) fee (including 0.25%
            Service fee)

            Other expenses                0.65%

            TOTAL ANNUAL CLASS OPERATING  1.19%
            EXPENSES

Destiny II  Management fee                0.45%

            Distribution and Service      0.25%
            (12b-1) fee (including 0.25%
            Service fee)

            Other expenses                0.66%

            TOTAL ANNUAL CLASS OPERATING  1.36%
            EXPENSES


This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Class N's annual return is 5% and that your shareholder fees and Class N's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

                      Class N

Destiny I   1 year    $ 121

            3 years   $ 378

            5 years   $ 654

            10 years  $ 1,443

Destiny II  1 year    $ 138

            3 years   $ 431

            5 years   $ 745

            10 years  $ 1,635


FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

DESTINY I seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks. FMR may also invest the fund's assets in other types of securities, including bonds which may be lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors
considered include growth potential, earnings estimates   ,     and
management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

DESTINY II seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks. FMR may also invest the fund's assets in other types of securities, including bonds which may be lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors
considered include growth potential, earnings estimates   ,     and
management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible
securities   ,     and warrants.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates
and in response to other economic, political   ,     or financial
developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in
response to issuer, political, market   ,     and economic
developments. In the short-term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react
differently from "value" stocks. Issuer, political   ,     or economic
developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations
can involve additional risks relating to political, economic   ,
or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes;
trading, settlement, custodial   ,     and other operational risks;
and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to
company, political   ,     or economic developments and can decline
significantly over short periods of time or during periods of general or regional economic difficulty.

In response to market, economic, political   ,     or other
conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

DESTINY I seeks capital growth.

DESTINY II seeks capital growth.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Class N's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Class N's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION

   To contact Fidelity for     account, product and service
information, please use the following phone numbers:

(small solid bullet) Nationally (toll-free), 1-800-433-0734 (8:30 a.m.
- 7:00 p.m. Eastern time, Monday through Friday).

(small solid bullet) In Alaska or Overseas (call collect),
1-617-   330-3183     (8:00 a.m. - 6:00 p.m. Eastern time, Monday
through Friday).

Please use the following addresses:

SELLING SHARES

Fidelity Investments(registered trademark)
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may sell Class N shares    of the funds     through an investment
professional. When you invest through an investment professional, the
procedures for    selling and exchanging     Class N shares of a fund
and the account features and policies may differ. Additional fees may also apply to your investment in Class N shares of a fund, including a transaction fee if you sell Class N shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

BUYING SHARES

Each fund has an agreement with Fidelity Distributors Corporation
(FDC) under which the fund issues shares at NAV to State Street Bank
and Trust Company (State Street) as Custodian for the    Destiny
Plans. Generally, State Street will hold all shares of each fund
unless a Planholder    elects to hold     fund shares directly
   after completing o    r terminating a    Destiny     Plan. The
terms of the offering of the    Destiny     Plans are contained in the
   Destiny     Plans' prospectus.    E    ach fund will only offer its
shares to the g   eneral public     through the    Destiny     Plans.

The price to buy one share of Class N is the class's NAV. Class N shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

KEY INFORMATION

WIRE             TO OPEN AN ACCOUNT

                 (small solid bullet) Call
                 Fidelity at the appropriate
                 number found in "General
                 Information" to set up your
                 account and to arrange a
                 wire transaction.

                 TO ADD TO AN ACCOUNT

                 (small solid bullet) Call
                 Fidelity at the appropriate
                 number found in "General
                 Information" for instructions.

SELLING SHARES

The following discussion relates only to those investors who hold
shares of    a     fund directly.

The price to sell one share of Class N is the class's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

If you have certificates for your shares, you must submit them to Fidelity when you sell your shares. Call Fidelity for specific instructions. The funds currently do not issue share certificates.

KEY INFORMATION

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Systematic Exchange
                             Program to exchange to Class
                             A or Class T of a Fidelity
                             Advisor fund.

                             (small solid bullet) Use
                             Fidelity Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Class N account.

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.

                             (small solid bullet) Exchange
                             to Class A or Class T of a
                             Fidelity Advisor fund. Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL Fidelity Investments    INDIVIDUAL, JOINT TENANTS,
P.O. Box 770002 Cincinnati,  SOLE PROPRIETORSHIP, UGMA/UTMA
OH 45277-0081                (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.

                             TRUST

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.

                             BUSINESS OR ORGANIZATION

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN

                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number fund in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANTS,
                             SOLE PROPRIETORSHIP, UGMA/UTMA

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.

                             TRUST

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.

                             BUSINESS OR ORGANIZATION

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN

                             (small solid bullet) Visit
                             your investment professional
                             for instructions.


EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a    Class N     shareholder, you have the privilege of exchanging
shares of a fund for Class A or Class T shares of the Fidelity Advisor
funds. The exchange privilege is available only to those    investors
    who    hold     shares of    a     fund directly.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose
trading fees of up to    1.00%     of the amount exchanged. Check each
fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following shareholder services are applicable only to those
   investors who     hold shares of a fund directly.

AUTOMATIC WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money between accounts or out of your account. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

FIDELITY SYSTEMATIC EXCHANGE
PROGRAM TO MOVE MONEY FROM
CLASS N TO CLASS A OR CLASS
T OF A FIDELITY ADVISOR FUND.

MINIMUM                            FREQUENCY                   PROCEDURES

$100                               Monthly, quarterly,         (small solid bullet) To set
                                   semi-annually, or annually  up, call your investment
                                                               professional or call
                                                               Fidelity at the appropriate
                                                               number found in "General
                                                               Information" after both
                                                               accounts are opened.

                                                               (small solid bullet) To make
                                                               changes, call your
                                                               investment professional or
                                                               call Fidelity at the
                                                               appropriate number found in
                                                               "General Information." Call
                                                               at least 2 business days
                                                               prior to your next scheduled
                                                               exchange date.

                                                               (small solid bullet) The
                                                               account from which the
                                                               exchanges are to be
                                                               processed must have a
                                                               minimum balance of $10,000.
                                                               The account into which the
                                                               exchange is being processed
                                                               must have a minimum balance
                                                               of $1,000.


FIDELITY SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR CLASS N ACCOUNT TO YOU
OR TO YOUR BANK CHECKING
ACCOUNT.

MINIMUM  MAXIMUM  FREQUENCY                PROCEDURES

$100     $50,000  Monthly, quarterly or    (small solid bullet) Accounts
                  semi-annually            with a value of $10,000 or
                                           more in Class N shares are
                                           eligible for this program.

                                           (small solid bullet) To set
                                           up, call your investment
                                           professional or call
                                           Fidelity at the appropriate
                                           number found in "General
                                           Information" for instructions.

                                           (small solid bullet) To make
                                           changes, call your
                                           investment professional or
                                           call Fidelity at the
                                           appropriate number found in
                                           "General Information." Call
                                           at least 10 business days
                                           prior to your next scheduled
                                           withdrawal date.

OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

WIRE

TO    PURCHASE AND     SELL SHARES VIA THE FEDERAL RESERVE WIRE
SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund and certain transactions through automatic withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in
a fund. Call Fidelity at    1-888-622-3175     if you need additional
copies of financial reports or prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in December.

DISTRIBUTION OPTIONS

The following distribution options are applicable only to those
   investors     who hold shares of the funds directly.

When you open an account, specify how you want to receive your distributions. The following options may be available for Class N's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gain distributions will be automatically reinvested in additional Class N shares of the fund. If you do not indicate a choice, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional Class N shares of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gain distributions will be paid in cash.

Not all distribution options are available for every account. If you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of
short-term capital gains are taxable to you as ordinary income   ,
while each     fund's distributions of long-term capital gains are
taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital
gain or loss on your investment in a fund    generally     is the
difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

   FMR     is each fund's manager.

As of    March 25, 1999    , FMR had approximately    $521.7
    billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide
investment advisory services for    each fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also
provide investment advisory services for    each fund.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

George Vanderheiden is vice president and manager of Destiny I which he has managed since 1980. He also manages other Fidelity funds. Mr. Vanderheiden is a member of the Board of Directors for FMR Corp. He joined Fidelity in 1971.

Beth Terrana is vice president and manager of Destiny II, which she has managed since June 1998. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security,
industry   ,     or market sector. The views expressed by any such
person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment decreases the management fee if a fund has performed worse than the S&P 500. After December 31, 2000, no performance adjustment will be applied to the basic fee.

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For September 1999, the group fee rate was    0.2801    % for Destiny
I and the group fee rate was    0.2801    % for Destiny II. The
individual fund fee rate is 0.17% for Destiny I and 0.30% for Destiny
II.

   The basic fee for Destiny I and Destiny II for the fiscal year ended September 30, 1999 was 0.45% and 0.58%, respectively, of the fund's average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period Destiny I's and Destiny II's performance to that of the S&P 500.

For Destiny I and Destiny II, the performance period is the most recent 36-month period.

The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is then subtracted from the basic fee if Class O's performance is worse than that of the S&P 500. The maximum annualized performance adjustment rate is -0.24% of the fund's average net assets up to and including $100,000,000 and -0.20% of the fund's average net assets in excess of $100,000,000 over the performance period.

The total management fee for the fiscal year ended September 30, 1999,
was    0.29    % of the fund's average net assets for Destiny I and
   0.45    % of the fund's average net assets for Destiny II.

FMR pays FMR U.K. and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements,
which may be    discontinued     by FMR at any time, can decrease a
class's expenses and boost its performance.

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

   FD    C distributes Class N's shares.

Class N of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class N of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class N shares. Class N of each fund may pay FDC a 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Board of Trustees has not approved such payments. The Board of Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class N's average net assets when the Trustees believe that it is in the best interests of Class N shareholders to do so.

In addition, pursuant to each Class N plan, Class N of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class N's average net assets throughout the month for providing shareholder support services.

FDC may reallow to intermediaries (such as banks, broker-dealers and
other service-providers)   ,     including its affiliates, up to the
full amount of the Class N 12b-1 (service) fee for providing shareholder support services.

Because 12b-1 fees are paid out of Class N's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Class N plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class N shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class N.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Destiny Portfolios, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

   APPENDIX

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand Class N's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This
information has been audited by    Deloitte & Touche LLP    ,
independent accountants, whose report   s    , along with    each
fund'   s     financial highlights and financial statements, are
included in    each     fund'   s     annual report.        A free
copy of the annual report is available upon request.

   DESTINY I - CLASS N

Year ended September 30,         1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.76
period

Income from Investment
Operations

 Net investment income D          .08

 Net realized and unrealized      (1.39)G
gain (loss)

 Total from investment            (1.31)
operations

Net asset value, end of period   $ 26.45

TOTAL RETURN B, C                 (4.72)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 256
(000 omitted)

Ratio of expenses to average      1.18% A
net assets

Ratio of expenses to average      1.17% A, F
net assets after expense
reductions

Ratio of net investment           .68% A
income to average net assets

Portfolio turnover                36%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF CLASS N SHARES) TO SEPTEMBER 30, 1999.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

   DESTINY II - CLASS N

Year ended September 30,         1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.35
period

Income from Investment
Operations

 Net investment income (loss)D    .00

 Net realized and unrealized      (.63)G
gain (loss)

 Total from investment            (.63)
operations

Net asset value, end of period   $ 14.72

TOTAL RETURN B, C                 (4.10)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,524
(000 omitted)

Ratio of expenses to average      1.35% A
net assets

Ratio of expenses to average      1.33% A, F
net assets after expense
reductions

Ratio of net investment           (.07)% A
income (loss) to average net
assets

Portfolio turnover                77%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF CLASS N SHARES) TO SEPTEMBER 30, 1999.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

[This Page Intentionally Left Blank]

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at
   1-888-622-3175    .

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-1796

   Fidelity,     Fidelity Investments & (Pyramid) Design and Fidelity
Investments are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

 DESN-pro-1199


SPONSOR

FIDELITY DISTRIBUTORS CORPORATION
82 Devonshire Street
Boston, Massachusetts 02109

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts

TRANSFER AND SHAREHOLDERS'
SERVICING AGENT

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8300
Boston, Massachusetts 02266-8300

FOR ACTIVE PLANS CALL:
Nationwide: 1-800-225-5270

FIDELITY SERVICE COMPANY, INC.
P.O. Box 770002
Cincinnati, OH 45277-0002
Nationwide: 1-800-433-0734

AUDITORS

   PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
I.DES   N-PRO-1199
   1.717178.101

(recycle logo) Printed on recycled paper

Undertaking to File Reports

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, as amended, the undersigned registrant undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 68 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 22nd day of November, 1999.

      FIDELITY DISTRIBUTORS CORPORATION

       By    /s/ Edward L. McCartney
                 Edward L. McCartney, President and Director


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     (Signature)             (Title)                   (Date)



    /s/ Edward L. McCartney  President and Director    November 22, 1999
        Edward L. McCartney

    /s/ J. Gary Burkhead     Director                  November 22, 1999
        J. Gary Burkhead

    /s/ Paul J. Gallagher    Director                  November 22, 1999
        Paul J. Gallagher

    /s/ Kevin J. Kelly       Director                  November 22, 1999
        Kevin J. Kelly

    /s/ Jane C. Greene       Treasurer and Controller  November 22, 1999
        Jane C. Greene



CONSENT OF INDEPENDENT ACCOUNTANTS

We hereby consent to the inclusion in Post-Effective Amendment No. 68 to the Registration Statement on Form S-6 of Fidelity Systematic Investment Plans: Destiny Plan I and Destiny Plan II of our report dated November 12, 1998 on the financial statements and financial highlights included in the Annual Report to Shareholders of Fidelity Destiny Portfolios: Destiny I and Destiny II.

We further consent to the reference to our Firm under the heading
"Financial Highlights" in the Prospectuses.

       /s/PricewaterhouseCoopers LLP
          PricewaterhouseCoopers LLP
          Boston, Massachusetts
          November 22, 1999

CONSENT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Fidelity Distributors
Corporation:

We hereby consent to the inclusion in this Post-Effective Amendment No. 68 to Registration Statement No. 002-34100 on Form S-6 of our report dated January 27, 1999, on our audit of the statement of financial condition of Fidelity Distributors Corporation as of December 31, 1998.

       /s/PricewaterhouseCoopers LLP
          PricewaterhouseCoopers LLP
          Boston, Massachusetts
          November 22, 1999

CONSENT OF INDEPENDENT ACCOUNTANTS

To the Directors of Fidelity Distributors Corporation and Investors under Fidelity Systematic Investment Plans: Destiny Plans I: O,
Destiny Plans I: N, Destiny Plans II: O and Destiny Plans II: N:

We hereby consent to the inclusion in this Post-Effective Amendment No. 68 to Registration Statement No. 002-34100 on Form S-6 of our reports dated November 12, 1999, on our audits of the financial statements of Fidelity Systematic Investment Plans: Destiny Plans I:
O, Destiny Plans I: N, Destiny Plans II: O and Destiny Plans II: N.

       /s/PricewaterhouseCoopers LLP
          PricewaterhouseCoopers LLP
          Boston, Massachusetts
          November 22, 1999

INDEPENDENT AUDITORS' CONSENT

We consent to the incorporation by reference in this Post-Effective Amendment No. 68 to the Registration Statement No. 2-34100 on Form S-6 of Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II, of our reports dated November 5, 1999 appearing in the Annual Report to Shareholders of Fidelity Destiny Portfolios: Destiny I and Destiny II for the year ended September 30, 1999.

We also consent to the references to us under the headings "Financial Highlights" in the Prospectus and "Auditor" in the Statement of Additional Information, which are a part of such Registration
Statement.

/s/Deloitte & Touche LLP
   Deloitte & Touche LLP
   Boston, Massachusetts
   November 22, 1999

EXHIBITS

1.A. (1)    Custodian Agreement, as amended and restated, dated as of
April 26, 1999, between      Fidelity Distributors Corporation and
State Street Bank and Trust Company is incorpora     ted herein by
reference to Exhibit A(1) of Post-Effective Amendment No. 67.

(2)         None.

3)  (a)     Not applicable.

(b) Fidelity Systematic Investment Plans (Destiny) Selling Dealer Agreement is incorporated herein by reference to Exhibit A(3)(b) of Post-Effective Amendment No. 67.

(c)         Schedule B to Fidelity Systematic Investment Plans
            (Destiny) Selling Dealer Agreement is incorporated herein by reference to Exhibit A(3)(b) of Post-Effective
            Amendment No.  67.

 (4)        None.

 (5) (a)    Not applicable.

  (b)       Not applicable.

 (6)        Articles of Incorporation and By-laws of Fidelity
            Distributors Corporation are incorporated herein by reference to Exhibit 1.A.(6) of Post-Effective Amendment No. 50.

 (7) (a) The Undertaking required by Rule 27d-2(a)(2) is electronically filed herein as Exhibit 1.A.(7)(a).

(b)         The Consolidated Financial Statements of The Chubb
            Corporation, for the fiscal year ended December 31, 1998, are incorporated herein by reference to Form 10K filed with the Securities and Exchange Commission on March 29, 1999 under Commission File No. 001-08661.

(8) (a) Franchise Agreement dated as of March 30, 1999, between Fidelity Distributors Corporation and Fidelity Destiny Portfolios, on behalf of Destiny I, is electronically filed herein as Exhibit 1.A.(8)(a).

  (b) Franchise Agreement dated as of March 30, 1999, between Fidelity Distributors Corporation and Fidelity Destiny Portfolios, on behalf of Destiny II, is electronically filed herein as Exhibit 1.A.(8)(b).

 (9)        None.

 (10)       Not applicable.

1.B. (1)    Not applicable.

     (2) Audited Financial Statements, for the fiscal year ended September 30, 1999, are filed herein as part of the Prospectus.

1.C.        Not applicable.

2.          Not applicable.

3.          Not applicable.

4.          Not applicable.